UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT Global Asset Allocation Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT Global Asset Allocation Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital

PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond, and cash investments

NET ASSET VALUE	June 30, 2008
Class IA	$15.26
Class IB	$15.32

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares**

6 months	–6.17%	–6.28%
1 year	–7.91	–8.13
5 years	41.78	40.56
Annualized	7.23	7.05
10 years	37.29	35.46
Annualized	3.22	3.08
Life	370.95	357.78
Annualized	7.89	7.74

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations February 1, 1988.

**Commencement of operations April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The first half of 2008 proved to be a challenging time for nearly all the major asset classes. Domestic large caps and international equities both produced losses in the low double digits, while small caps outperformed but nonetheless registered a mid-single-digit decline. Bonds produced mixed results, with government issues delivering slightly positive returns while investment-grade corporates and high-yield bonds both lagged. The result was a loss of 6.17% for the fund’s class IA shares for the six-month period ended June 30, 2008.

In this environment, the fund’s management team sought to add value by taking a defensive posture designed to preserve capital. To this end, the team moved the fund’s weightings in both equities and corporate bonds below the typical target weightings for these asset classes. In addition, management nearly eliminated the fund’s position in high-yield bonds, and boosted the weighting in cash. In the equity portion of the portfolio, the fund’s managers sought to limit exposure to economically sensitive stocks such as financial-industry, retailers, and auto-related companies. Instead, the team emphasized companies that it believed were most likely to generate robust earnings growth at a time of slowing economic activity, such as ExxonMobil, IBM, and Cummins Engine. These moves helped mitigate some of the downside in the markets.

Given management’s continued caution regarding the outlook for the global financial markets, its primary near-term goal remains

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the preservation of capital. From a longer-term standpoint, however, management believes the market turmoil of the past year will create compelling opportunities across a variety of asset classes within the next 6 to 12 months. These include areas where the fund began to establish new positions during the latter half of the reporting period, including high-yield bonds, emerging-market bonds, and commercial mortgage-backed securities. The management team also has been searching for opportunities in areas of the stock market it believes are most likely to benefit from the long-term changes taking place in the global economy. These changes include the growing need for renewable energy, an increasing scarcity of resources, and the huge investments being made in infrastructure projects throughout the world. Overall, while the management team is maintaining a defensive posture in response to the uncertain economic environment, it is also closely monitoring valuations to determine what investments will be in the best position to benefit once the financial markets begin to recover.

International investing involves risks such as currency fluctua-tions, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctua-tions. Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. The fund can also have a significant portion of its assets in bonds. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available. Those measures are weighted and averaged to produce the fund’s Morningstar Risk. The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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MANAGEMENT TEAM

The fund is managed by the Putnam Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader. James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt are the Portfolio Members. Shortly after the close of the reporting period ended June 30, 2008, James Fetch and Jason Vaillancourt joined the fund’s management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

James Fetch	None	VT Global Asset Allocation
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Robert Kea	None	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Jeffrey Knight	VT Global Asset Allocation Fund	VT Discovery Growth Fund
	Asset Allocation: Balanced Portfolio	VT The George Putnam Fund of Boston
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
VT Growth Opportunities Fund
Income Strategies Fund
VT Voyager Fund

Robert Schoen	VT Growth Opportunities Fund	VT Discovery Growth Fund
	VT Voyager Fund	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Jason Vaillancourt	None	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT Global Asset Allocation Fund
Expenses paid per $1,000	$3.76	$4.96	$3.92	$5.17
Ending value (after expenses)	$938.30	$937.20	$1,020.98	$1,019.74
Annualized expense ratio	0.78%	1.03%	0.78%	1.03%
Lipper peer group avg. expense ratio*	0.80%	1.05%	0.80%	1.05%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

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changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Global Asset Allocation Fund	52nd	48th

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints

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result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Global Asset Allocation Fund	87th (174)	62nd (108)	53rd (81)
Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds

See page 10 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the one-year period ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for this fund given its stronger longer term record, recognizing the tendency for short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the research centralization efforts underway in the equity space at Putnam will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well

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as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT Global Asset Allocation Fund	60% (115/191)	54% (48/89)	76% (38/49)
Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In May 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of Putnam VT Global Asset Allocation Fund, in addition to several other funds in Putnam Variable Trust for which PIL’s London office already managed a separate portion of their assets. Also in May 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to Putnam VT International Equity Fund, and PAC’s Singapore branch would begin providing discretionary investment management services to Putnam VT International Equity Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Research Fund and Putnam VT Utilities Growth and Income Fund. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract in respect of certain funds in Put-nam Variable Trust, effective May 15, 2008, and the sub-advisory contract in respect of certain funds in Putnam Variable Trust, effective June 30, 2008 for Putnam VT International Equity Fund and April 30, 2009 for the other funds in Putnam Variable Trust that will receive services from PAC.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be

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involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

11

Putnam VT Global Asset Allocation Fund

The fund’s portfolio
6/30/08 (Unaudited)

COMMON STOCKS (66.1%)*

	Shares	Value

Basic Materials (6.8%)
Abengoa SA (Spain)	5,005	$156,283
Acciona SA (Spain)	727	171,564
Agnico-Eagle Mines, Ltd. (Canada)	1,300	96,681
Akzo Nobel NV (Netherlands)	1,397	95,669
Ameron International Corp.	576	69,108
Andersons, Inc. (The) (S)	4,869	198,217
Anglo American PLC (United Kingdom)	3,232	229,075
AngloGold Ashanti, Ltd. ADR (South Africa)	2,300	78,062
Antofagasta PLC (United Kingdom)	46,987	611,367
Apex Silver Mines, Ltd. (Cayman Islands) †	1,693	8,313
Arcelor Mittal (Luxembourg)	12,558	1,239,986
ArcelorMittal (Luxembourg)	1,445	142,682
Arch Chemicals, Inc.	4,174	138,368
Aurizon Mines, Ltd. (Canada) †	1,800	8,838
Balfour Beatty PLC (United Kingdom)	10,661	90,119
Barrick Gold Corp. (Canada)	3,324	151,242
Barrick Gold Corp. (Canada)	2,500	114,532
BASF AG (Germany)	10,182	701,411
BHP Billiton, Ltd. (Australia)	47,207	1,977,540
Bilfinger Berger AG (Germany)	4,600	398,255
BlueScope Steel, Ltd. (Australia)	51,287	557,517
Boart Longyear Group. (Australia)	222,236	475,069
Buckeye Technologies, Inc. †	8,461	71,580
Builders FirstSource, Inc. † (S)	4,478	23,778
Carpenter Technology Corp.	2,777	121,216
Celanese Corp. Ser. A	744	33,971
Ceradyne, Inc. †	1,484	50,901
CF Industries Holdings, Inc.	6,234	952,555
Cia de Minas Buenaventura SA ADR (Peru)	1,257	82,170
Cleveland-Cliffs, Inc.	7,742	922,769
Coeur d’Alene Mines Corp. † (S)	15,300	44,370
Crystallex International Corp. (Canada) †	10,800	12,096
Dow Chemical Co. (The)	6,805	237,563
Eldorado Gold Corp. (Canada) †	7,717	66,752
Fletcher Building, Ltd. (New Zealand)	33,020	159,690
FMC Corp.	11,282	873,678
Franco-Nevada Corp. (Canada)	2,800	67,977
Gammon Gold, Inc. (Canada) †	4,575	49,639
Gold Fields, Ltd. ADR (South Africa)	6,100	77,165
Goldcorp, Inc. (Toronto Exchange) (Canada)	3,245	149,822
Golden Star Resources, Ltd. †	11,200	30,128
Great Basin Gold, Ltd. (Canada) †	2,700	9,180
Grief, Inc. Class A	1,180	75,555
H.B. Fuller Co.	4,878	109,462
Harmony Gold Mining Co., Ltd. ADR
(South Africa)	5,587	68,441
Hecla Mining Co. † (S)	4,200	38,892
Hitachi Metals, Ltd. (Japan)	5,000	82,249
Holcim, Ltd. (Switzerland)	546	44,227
Iamgold Corp. (Canada)	8,000	48,400

COMMON STOCKS (66.1%)* continued

	Shares	Value

Basic Materials continued
Innospec, Inc. (United Kingdom)	4,025	$75,751
Insituform Technologies, Inc. †	3,021	46,010
JFE Holdings, Inc. (Japan)	2,400	121,109
K&S AG (Germany)	68	39,025
Kaiser Aluminum Corp.	1,478	79,117
Kinross Gold Corp. (Canada)	4,600	108,606
Koninklijke DSM NV (Netherlands)	3,197	186,992
Koppers Holdings, Inc.	5,781	242,050
Layne Christensen Co. †	4,129	180,809
Matsushita Electric Works, Ltd. (Japan)	7,000	71,505
Metallica Resources, Inc. (Canada) †	3,400	23,192
Minefinders Corp. (Canada) †	2,021	21,018
Minerals Technologies, Inc.	180	11,446
Mitsui Mining Co., Ltd. (Japan)	5,000	17,261
Monsanto Co.	6,025	761,801
Mueller Water Products, Inc. Class A (S)	7,502	60,541
NewMarket Corp.	1,272	84,245
Newmont Mining Corp.	2,400	125,184
Northgate Minerals Corp. (Canada) †	11,800	32,450
Northwest Pipe Co. †	1,077	60,097
Nucor Corp.	270	20,161
Olin Corp.	3,134	82,048
Olympic Steel, Inc.	1,123	85,258
OM Group, Inc. † (S)	3,792	124,340
Packaging Corp. of America	3,045	65,498
PAN American Silver Corp. (Canada) †	1,657	57,299
Perini Corp. †	4,478	147,998
Potlatch Corp. (R)	2,508	113,161
PV Crystalox Solar PLC (United Kingdom)	9,363	37,104
Quanex Building Products Corp.	4,030	59,886
Rangold Resources, Ltd. ADR (Jersey)	1,328	61,327
Rayonier, Inc.	6,627	281,382
Rio Tinto PLC (United Kingdom)	998	122,446
Rio Tinto, Ltd. (Australia)	1,326	172,235
Royal Gold, Inc.	1,400	43,904
Salzgitter AG (Germany)	366	66,901
Schnitzer Steel Industries, Inc. Class A	1,448	165,941
Seabridge Gold, Inc. (Canada) † (S)	1,100	24,200
Silgan Holdings, Inc.	3,075	156,026
Silver Standard Resources, Inc. (Canada) †	1,800	51,570
Silver Wheaton Corp. (Canada) †	4,300	62,995
Skanska AB Class B (Sweden)	12,600	180,069
Solvay SA (Belgium)	6,731	875,543
Southern Copper Corp.	9,491	1,012,025
Steel Dynamics, Inc.	3,173	123,969
Sun Hydraulics Corp.	538	17,361
Terra Industries, Inc. (S)	14,907	735,660
Vallourec SA (France)	216	75,478
voestalpine AG (Austria)	18,702	1,534,288

12

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Basic Materials continued
Xstrata PLC (London Exchange) (Switzerland)	2,417	$192,220
Yamana Gold, Inc. (Canada)	5,900	97,586
Yamana Gold, Inc. (Canada)	3,100	51,677
		21,459,889

Capital Goods (4.9%)
ABB, Ltd. (Switzerland) †	2,821	79,761
Acuity Brands, Inc. (S)	4,347	209,004
Aecom Technology Corp. †	3,504	113,985
AGCO Corp. †	10,071	527,821
Alstom (France)	806	184,849
American Ecology Corp.	2,691	79,465
American Science & Engineering, Inc.	1,145	59,002
Andritz AG (Austria)	5,323	334,948
Applied Industrial Technologies, Inc.	5,029	121,551
Astec Industries, Inc. †	1,165	37,443
Autoliv, Inc. (Sweden)	4,836	225,454
BAE Systems PLC (United Kingdom)	22,594	199,000
Bekaert SA (Belgium)	370	56,929
Boeing Co. (The)	15,130	994,344
Bucyrus International, Inc. Class A	496	36,218
Calgon Carbon Corp. † (S)	3,220	49,781
Canon, Inc. (Japan)	9,700	499,547
Capstone Turbine Corp. †	18,904	79,208
Charter PLC (United Kingdom)	16,143	278,050
Chiyoda Corp. (Japan)	6,000	65,308
Clean Harbors, Inc. †	1,904	135,298
Columbus McKinnon Corp. †	3,457	83,245
Conergy AG (Germany) †	842	17,475
Cookson Group PLC (United Kingdom)	11,715	145,728
Cummins, Inc.	13,256	868,533
Curtiss-Wright Corp.	1,399	62,591
Daito Trust Construction Co., Ltd. (Japan)	2,000	97,151
Dana Holding Corp. †	1,853	9,914
Darling International, Inc. †	5,353	88,432
Emerson Electric Co.	13,789	681,866
EnergySolutions, Inc.	4,825	107,839
EnPro Industries, Inc. †	4,925	183,900
European Aeronautic Defense and Space Co.
(Netherlands)	2,703	50,746
Fanuc, Ltd. (Japan)	900	88,031
Foster Wheeler, Ltd. †	4,200	307,230
Franklin Electric Co., Inc. (S)	1,750	67,865
Freightcar America, Inc.	2,718	96,489
Fuel Systems Solutions, Inc. †	1,401	53,939
Fuel Tech, Inc. † (S)	3,369	59,362
Gardner Denver, Inc. †	2,854	162,107
General Cable Corp. †	1,187	72,229
GKN PLC (United Kingdom)	12,705	56,357

COMMON STOCKS (66.1%)* continued

	Shares	Value

Capital Goods continued
Glory, Ltd. (Japan)	10,200	$240,040
Gorman-Rupp Co. (The)	1,663	66,254
GrafTech International, Ltd. †	6,900	185,127
Hardinge, Inc.	812	10,694
Heico Corp.	1,164	37,877
Herman Miller, Inc.	12,982	323,122
Hyflux, Ltd. (Singapore)	26,000	57,179
II-VI, Inc. †	4,266	148,969
Illinois Tool Works, Inc.	4,968	236,030
IMI PLC (United Kingdom)	10,736	92,901
Intevac, Inc. †	5,015	56,569
Joy Global, Inc.	481	36,474
Komatsu, Ltd. (Japan)	1,500	41,879
Lindsay Corp.	815	69,251
Lockheed Martin Corp.	11,102	1,095,323
LSB Industries, Inc. †	3,207	63,499
MAN AG (Germany)	208	23,051
Manitowoc Co., Inc. (The)	1,882	61,221
Matthews International Corp.	2,103	95,182
McDermott International, Inc. †	2,867	177,439
Met-Pro Corp.	955	12,749
Moog, Inc. †	4,736	176,369
Nalco Holding Co.	4,571	96,677
Nordson Corp.	1,882	137,179
Northrop Grumman Corp.	1,792	119,885
NSK, Ltd. (Japan)	7,000	61,337
Orbital Sciences Corp. †	8,318	195,972
Parker-Hannifin Corp.	1,433	102,202
Pentair, Inc.	3,034	106,251
Prysmian SpA (Italy)	44,157	1,115,515
Raytheon Co.	13,877	780,998
Rieter Holding AG (Switzerland)	292	94,852
Roper Industries, Inc.	2,035	134,066
Safran SA (France)	2,509	48,385
Steelcase, Inc.	15,668	157,150
Superior Essex, Inc. †	1,165	51,994
Tanfield Group PLC (United Kingdom) †	26,614	16,827
Teledyne Technologies, Inc. †	2,248	109,680
Terex Corp. †	808	41,507
Tetra Tech, Inc. †	3,537	80,007
Tognum AG (Germany)	2,021	54,205
Tomkins PLC (United Kingdom)	17,571	52,769
United Technologies Corp.	5,552	342,558
USEC, Inc. † (S)	9,938	60,423
Volvo AB Class A (Sweden)	14,000	164,575
Wabtec Corp.	2,076	100,935
WESCO International, Inc. †	2,691	107,748
		15,368,891

13

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Communication Services (2.7%)
Adelphia Recovery Trust (Ser. ACC-1) †	53,418	$3,739
AT&T, Inc. #	37,978	1,279,479
Atlantic Tele-Network, Inc.	2,195	60,384
BCE, Inc. (Canada)	1,700	59,401
Belgacom SA (Belgium)	1,924	82,502
Centennial Communications Corp. †	13,471	94,162
Comcast Corp. Class A	11,192	212,312
DirecTV Group, Inc. (The) †	17,189	445,367
DISH Network Corp. Class A †	5,283	154,686
Embarq Corp.	2,596	122,713
Fairpoint Communications, Inc.	641	4,622
France Telecom SA (France)	33,408	980,973
InterDigital, Inc. †	13,260	322,483
j2 Global Communications, Inc. †	4,599	105,777
KDDI Corp. (Japan)	167	1,033,314
Koninklijke (Royal) KPN NV (Netherlands)	3,794	64,878
Liberty Global, Inc. Class A †	11,102	348,936
Nice Systems, Ltd. ADR (Israel) †	4,729	139,837
Nippon Telegraph & Telephone (NTT)
Corp. (Japan)	109	534,616
Novatel Wireless, Inc. †	3,812	42,428
NTELOS Holdings Corp.	2,773	70,351
Premiere Global Services, Inc. †	11,091	161,707
Rogers Communications Class B (Canada)	2,800	108,874
StarHub, Ltd. (Singapore)	31,000	64,982
Syniverse Holdings, Inc. †	6,894	111,683
Telefonica SA (Spain)	14,624	386,607
Telekom Austria AG (Austria)	1,704	36,885
Telephone and Data Systems, Inc. (S)	1,613	76,247
USA Mobility, Inc. †	7,701	58,143
Verizon Communications, Inc.	33,996	1,203,458
Vodafone Group PLC (United Kingdom)	70,999	209,340
		8,580,886

Conglomerates (2.1%)
3M Co.	8,376	582,886
AMETEK, Inc.	1,072	50,620
Ansell, Ltd. (Australia)	12,693	112,671
Bouygues SA (France)	11,329	747,093
General Electric Co.	30,390	811,109
Honeywell International, Inc.	12,949	651,076
Investor AB Class B (Sweden)	34,000	714,095
Itochu Corp. (Japan)	44,000	469,383
Mitsubishi Corp. (Japan)	19,500	643,746
Swire Pacific, Ltd. (Hong Kong)	81,500	833,617
Vivendi SA (France)	18,420	697,529
Walter Industries, Inc.	2,499	271,816
		6,585,641

COMMON STOCKS (66.1%)* continued

	Shares	Value

Consumer Cyclicals (5.4%)
Aaron Rents, Inc. (S)	3,583	$80,008
Adidas-Salomon AG (Germany)	440	27,711
Aeropostale, Inc. †	8,712	272,947
Aisin Seiki Co., Ltd. (Japan)	5,300	173,967
Amazon.com, Inc. † #	5,999	439,907
American Woodmark Corp.	6,716	141,909
Astral Media, Inc. (Canada)	1,200	37,779
Bally Technologies, Inc. †	4,412	149,126
Barratt Developments PLC (United Kingdom)	5,608	6,363
Bayerische Motoren Werke (BMW) AG
(Germany)	1,250	60,004
Buckle, Inc. (The)	8,434	385,687
Callaway Golf Co.	3,314	39,205
Casey’s General Stores, Inc.	1,792	41,521
Cash America International, Inc.	1,684	52,204
Charlotte Russe Holding, Inc. †	12,399	220,206
Childrens Place Retail Stores, Inc. (The) †	2,909	105,015
Coach, Inc. †	15,933	460,145
Consolidated Graphics, Inc. †	1,725	84,991
CTC Media, Inc. (Russia) †	5,731	141,326
Daily Mail and General Trust Class A
(United Kingdom)	9,516	59,193
DaimlerChrysler AG (Germany)	1,586	97,928
Davis Service Group PLC (United Kingdom)	10,152	90,086
De La Rue PLC (United Kingdom)	3,652	64,865
Deckers Outdoor Corp. †	3,649	507,941
Deluxe Corp.	5,401	96,246
Dolby Laboratories, Inc. Class A †	4,388	176,836
Dollar Tree, Inc. †	10,207	333,667
Dongfeng Motor Group Co., Ltd. (China)	78,000	31,212
Dress Barn, Inc. †	808	10,811
DSW, Inc. Class A † (S)	3,465	40,818
Esprit Holdings, Ltd. (Hong Kong)	13,500	140,248
Exide Technologies †	4,240	71,062
Expedia, Inc. †	8,953	164,556
Experian Group, Ltd. (Ireland)	9,293	68,725
EZCORP, Inc. Class A †	9,903	126,263
Family Dollar Stores, Inc.	7,253	144,625
Fiat SpA (Italy)	50,643	827,016
Focus Media Holding, Ltd. ADR (China) †	800	22,176
Fossil, Inc. †	4,734	137,617
GameStop Corp. †	7,463	301,505
Genesco, Inc. †	2,540	78,410
Gildan Activewear, Inc. (Canada) †	2,800	72,133
Gymboree Corp. (The) †	4,971	199,188
Hasbro, Inc.	6,089	217,499
Healthcare Services Group, Inc.	2,174	33,067
Helen of Troy, Ltd. (Bermuda) †	628	10,123

14

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Consumer Cyclicals continued
Hillenbrand, Inc.	3,100	$66,340
Home Retail Group (United Kingdom)	8,495	36,706
Hooker Furniture Corp.	2,490	43,127
ICF International, Inc. †	2,495	41,467
J Crew Group, Inc. †	2,687	88,698
Jakks Pacific, Inc. †	7,129	155,769
JC Decaux SA (France)	1,392	35,455
Jos. A. Bank Clothiers, Inc. † (S)	2,126	56,871
Kuoni Reisen Holding AG (Switzerland)	177	84,905
Landauer, Inc.	1,768	99,432
Lear Corp. † (S)	4,149	58,833
Lennox International, Inc.	2,250	65,160
Maidenform Brands, Inc. †	4,117	55,580
Manpower, Inc.	1,882	109,608
Marvel Entertainment, Inc. †	5,721	183,873
Matsushita Electric Industrial Co., Ltd. (Japan)	73,000	1,576,778
Mattel, Inc.	18,264	312,680
Maximus, Inc.	2,419	84,230
Mediaset SpA (Italy) (S)	6,715	44,152
Men’s Wearhouse, Inc. (The)	4,030	65,649
Monro Muffler, Inc.	3,467	53,704
Morningstar, Inc. †	2,768	199,379
NBTY, Inc. †	5,910	189,475
Next PLC (United Kingdom)	12,441	240,026
NIKE, Inc. Class B	4,925	293,579
Nissha Printing Co., Ltd. (Japan)	800	46,105
Onward Kashiyama Co., Ltd. (Japan)	6,000	63,101
PC Mall, Inc. †	3,890	52,748
Perry Ellis International, Inc. †	6,342	134,577
Phillips-Van Heusen Corp.	5,449	199,542
Praktiker Bau- und Heimwerkermaerkte AG
(Germany)	2,486	52,283
Priceline.com, Inc. † (S)	3,523	406,766
RadioShack Corp.	7,253	88,994
Renault SA (France)	557	45,584
Rent-A-Center, Inc. †	3,256	66,976
S.A. D’Ieteren NV (Belgium)	223	61,456
Scholastic Corp. †	2,106	60,358
Skechers U.S.A., Inc. Class A †	718	14,188
Sony Corp. (Japan)	6,600	288,851
Standard Parking Corp. †	3,383	61,571
Stantec, Inc. (Canada) †	2,211	56,916
Steven Madden, Ltd. †	11,020	202,548
Suzuki Motor Corp. (Japan)	2,300	54,452
Target Corp.	3,314	154,068
Tenneco Automotive, Inc. †	3,812	51,576
Thomas Cook Group PLC (United Kingdom)	108,865	507,068
TJX Cos., Inc. (The)	4,746	149,357
Toro Co. (The)	3,844	127,890
Town Sports International Holdings, Inc. †	5,780	53,985

COMMON STOCKS (66.1%)* continued

	Shares	Value

Consumer Cyclicals continued
Toyota Motor Corp. (Japan)	900	$42,530
True Religion Apparel, Inc. † (S)	2,507	66,812
TUI Travel PLC (United Kingdom)	22,969	93,421
Tupperware Brands Corp.	4,400	150,568
Urban Outfitters, Inc. †	8,700	271,353
Valeo SA (France) (S)	6,875	219,100
Volkswagen AG (preference) (Germany)	180	25,950
Volkswagon AG (Germany)	286	82,452
Wal-Mart Stores, Inc.	8,148	457,918
Walt Disney Co. (The)	10,912	340,454
Warnaco Group, Inc. (The) †	7,923	349,167
Watson Wyatt Worldwide, Inc. Class A	5,156	272,701
Wiley (John) & Sons, Inc. Class A	3,762	169,403
William Hill PLC (United Kingdom)	12,481	79,188
WMS Industries, Inc. †	449	13,367
Wolverine World Wide, Inc.	4,820	128,549
		17,049,206

Consumer Staples (6.3%)
Administaff, Inc.	2,867	79,961
Alberto-Culver Co. #	6,219	163,373
Alliance One International, Inc. †	11,053	56,481
Altria Group, Inc. #	28,429	584,500
Axfood AB (Sweden)	2,000	66,152
Barry Callebaut AG (Switzerland) †	79	51,263
BAT Industries PLC (United Kingdom)	3,175	109,559
Beiersdorf AG (Germany)	1,544	113,607
Benesse Corp. (Japan)	1,300	52,726
BJ’s Wholesale Club, Inc. †	2,270	87,849
Blyth Industries, Inc.	3,134	37,702
Boston Beer Co., Inc. Class A †	1,860	75,665
Brinker International, Inc.	6,805	128,615
Britvic PLC (United Kingdom)	17,780	102,055
Cal-Maine Foods, Inc. (S)	5,423	178,905
Campbell Soup Co.	2,598	86,929
CBRL Group, Inc.	6,447	158,016
CEC Entertainment, Inc. †	5,910	165,539
Central European Distribution Corp. †	1,500	111,225
Chattem, Inc. †	1,904	123,855
Coca-Cola Co. (The)	3,493	181,566
Coca-Cola Hellenic Bottling Co., SA (Greece)	2,010	54,560
Colgate-Palmolive Co.	7,522	519,770
Colruyt SA (Belgium)	2,850	750,122
Cosan, Ltd. Class A (Brazil) †	10,467	132,408
Denny’s Corp. †	18,745	53,236
DeVry, Inc.	1,075	57,642
Domino’s Pizza, Inc. † (S)	3,195	36,743
Energizer Holdings, Inc. †	1,077	78,718
Estee Lauder Cos., Inc. (The) Class A (S)	7,701	357,711
Flowers Foods, Inc.	2,964	84,000

15

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Consumer Staples continued
Hansen Natural Corp. † (S)	7,300	$210,386
Heidrick & Struggles International, Inc. (S)	5,910	163,352
Heineken NV (Netherlands)	4,338	220,556
Herbalife, Ltd. (Cayman Islands)	6,582	255,053
Iaws Group PLC (Ireland)	6,340	158,647
Imperial Sugar Co. (S)	7,342	114,021
InBev NV (Belgium)	15,427	1,066,636
Inchcape PLC (United Kingdom)	56,272	356,441
ITT Educational Services, Inc. †	3,910	323,083
Jack in the Box, Inc. †	2,579	57,795
Japan Tobacco, Inc. (Japan)	12	51,273
Jardine Cycle & Carriage, Ltd. (Singapore)	9,000	112,533
KAO Corp. (Japan)	11,000	288,955
Kerry Group PLC Class A (Ireland)	19,327	572,071
Koninklijke Ahold NV (Netherlands)	9,224	123,598
Korn/Ferry International †	7,342	115,490
Kroger Co.	15,490	447,196
Longs Drug Stores Corp.	11,224	472,643
Mannatech, Inc. (S)	10,028	54,552
Marubeni Corp. (Japan)	35,000	292,822
McDonald’s Corp.	6,984	392,640
Medion AG (Germany)	1,617	25,404
MWI Veterinary Supply, Inc. †	2,018	66,816
Nash Finch Co.	9,525	326,422
Nestle SA (Switzerland)	4,940	223,079
Netflix, Inc. † (S)	6,380	166,327
New Oriental Education & Technology
Group ADR (China) †	884	51,643
Orkla ASA (Norway)	6,600	84,562
Papa John’s International, Inc. †	4,208	111,891
Pepsi Bottling Group, Inc. (The)	9,491	264,989
PepsiCo, Inc.	5,373	341,669
Philip Morris International, Inc. #	13,368	660,246
Prestige Brands Holdings, Inc. †	10,082	107,474
Procter & Gamble Co. (The)	8,305	505,027
Ralcorp Holdings, Inc. † (S)	2,239	110,696
Reckitt Benckiser PLC (United Kingdom)	5,923	300,118
Reynolds American, Inc.	16,384	764,641
Robert Half International, Inc.	6,447	154,535
Ruby Tuesday, Inc.	9,750	52,650
Safeway, Inc.	21,411	611,284
Sanderson Farms, Inc.	897	30,964
Sara Lee Corp.	23,278	285,156
Sinclair Broadcast Group, Inc. Class A	15,727	119,525
Snow Brand Milk Products Co., Ltd. (Japan)	23,000	83,088
Sonic Corp. †	5,731	84,819
Spartan Stores, Inc.	3,793	87,239
Suedzucker AG (Germany)	10,484	189,752
Time Warner, Inc.	44,486	658,393
Toyo Suisan Kaisha, Ltd. (Japan)	31,000	701,754

COMMON STOCKS (66.1%)* continued

	Shares	Value

Consumer Staples continued
TrueBlue, Inc. †	10,923	$144,293
Unilever NV (Netherlands)	2,937	83,313
Universal Corp.	2,149	97,178
WM Morrison Supermarkets PLC
(United Kingdom)	11,627	61,564
Wolseley PLC (United Kingdom)	21,424	159,394
Woolworths, Ltd. (Australia)	34,996	820,228
Yum! Brands, Inc.	10,978	385,218
		19,611,547

Energy (7.7%)
Alliance Resource Partners, LP	1,517	84,467
Alpha Natural Resources, Inc. †	6,302	657,236
Arch Coal, Inc.	665	49,895
Aventine Renewable Energy Holdings, Inc. † (S)	9,100	40,040
Ballard Power Systems, Inc. (Canada) †	3,676	15,329
Basic Energy Services, Inc. † #	3,757	118,346
BG Group PLC (United Kingdom)	4,755	123,949
BP PLC (United Kingdom)	78,633	912,847
Canadian Solar, Inc. (China) †	734	29,499
Centennial Coal Co., Ltd. (Australia)	4,797	25,751
Chevron Corp.	21,778	2,158,853
China Coal Energy Co. (China)	31,000	54,232
China Petroleum & Chemical Corp. (China)	76,000	71,156
China Shenhua Energy Co., Ltd. (China)	20,000	78,493
China Sunergy Co., Ltd. ADR (China) †	2,159	17,855
Complete Production Services, Inc. †	2,902	105,691
Comstock Resources, Inc. †	2,308	194,864
ConocoPhillips	12,198	1,151,369
CONSOL Energy, Inc.	538	60,455
Core Laboratories NV (Netherlands) †	1,372	195,304
Delek US Holdings, Inc.	3,134	28,864
Devon Energy Corp.	986	118,478
Dresser-Rand Group, Inc. †	11,012	430,569
ENI SpA (Italy)	25,206	936,894
ENSCO International, Inc.	4,388	354,287
Ersol Solar Energy AG (Germany) †	278	44,196
Evergreen Solar, Inc. † (S)	2,697	26,134
Exxon Mobil Corp. #	37,459	3,301,262
Felix Resources, Ltd. (Australia)	1,570	25,585
First Solar, Inc. †	967	263,817
Foundation Coal Holdings, Inc.	422	37,381
Fred Olsen Energy ASA (Norway)	1,500	91,074
Frontier Oil Corp.	6,389	152,761
FuelCell Energy, Inc. † (S)	12,986	92,201
Fushan International Energy Group, Ltd.
(Hong Kong) †	28,000	21,547
Gloucester Coal, Ltd. (Australia)	1,618	20,008
Halliburton Co.	1,434	76,102
Headwaters, Inc. † (S)	9,387	110,485

16

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Energy continued
Helmerich & Payne, Inc.	2,291	$164,998
Hidili Industry International Development,
Ltd. (China)	14,000	24,420
Holly Corp.	4,567	168,614
Inpex Holdings, Inc. (Japan)	6	75,835
International Coal Group, Inc. † (S)	8,901	116,158
ION Geophysical Corp. † (S)	10,040	175,198
JA Solar Holdings Co., Ltd. ADR (China) †	6,838	115,220
James River Coal Co. †	701	41,142
LDK Solar Co., Ltd. ADR (China) † (S)	1,206	45,683
Lufkin Industries, Inc.	1,013	84,363
Lukoil (Russia)	1,500	147,375
Lukoil ADR (Russia)	893	88,184
MacArthur Coal, Ltd. (Australia)	1,619	26,182
Marathon Oil Corp.	23,206	1,203,695
Mariner Energy, Inc. †	4,554	168,361
Massey Energy Co.	5,411	507,281
McMoRan Exploration Co. † (S)	6,512	179,210
Nexen, Inc. (Canada)	2,085	83,326
Noble Corp.	3,224	209,431
Occidental Petroleum Corp.	6,268	563,242
Oil States International, Inc. †	1,557	98,776
Patriot Coal Corp. †	361	55,338
Peabody Energy Corp.	754	66,390
Petroleo Brasileiro SA ADR (Brazil)	1,058	74,938
Petroleum Geo-Services ASA (Norway)	3,100	75,831
Q-Cells AG (Germany) †	461	46,668
Queensland Gas Co., Ltd. (Australia) †	5,590	28,776
Renewable Energy Corp. AS (Norway) †	1,615	41,680
Repsol YPF SA (Spain)	4,514	177,656
Riversdale Mining, Ltd. (Australia) †	2,321	26,276
Rosetta Resources, Inc. †	2,955	84,218
Royal Dutch Shell PLC Class A (Netherlands)	7,548	310,015
Royal Dutch Shell PLC Class B (Netherlands)	29,532	1,187,721
Sasol, Ltd. ADR (South Africa)	1,053	62,064
Seadrill, Ltd. (Bermuda)	2,122	64,932
Solar Millennium AG (Germany) †	442	18,861
Solarfun Power Holdings Co., Ltd. ADR
(China) † (S)	1,856	32,480
Solaria Energia y Medio Ambiente SA (Spain) †	1,655	23,786
Solon AG Fuer Solartechnik (Germany) †	290	26,673
StatoilHydro ASA (Norway)	38,617	1,443,683
Stone Energy Corp. †	4,628	305,031
Suncor Energy, Inc. (Canada)	2,800	162,925
Sunoco, Inc.	11,800	480,142
Sunpower Corp. Class A †	593	42,684
Suntech Power Holdings Co., Ltd. ADR
(China) †	928	34,763
Swift Energy Co. †	1,768	116,794
Tesoro Corp. (S)	7,700	152,229

COMMON STOCKS (66.1%)* continued

	Shares	Value
Energy continued
Theolia SA (France) †	1,894	$50,028
Tidewater, Inc.	12,087	786,018
Total SA (France)	8,300	707,784
Trico Marine Services, Inc. †	8,596	313,066
Trina Solar, Ltd. ADR (China) †	594	18,200
UK Coal PLC (United Kingdom) †	1,978	21,966
Unit Corp. †	1,599	132,669
Vaalco Energy, Inc. †	7,510	63,610
Valero Energy Corp.	6,300	259,434
VeraSun Energy Corp. † (S)	13,495	55,734
Vestas Wind Systems A/S (Denmark) †	400	52,216
Yanzhou Coal Mining Co., Ltd. (China)	28,000	52,072
Yingli Green Energy Holding Co., Ltd.
ADR (China) †	1,805	28,736
		24,248,057

Financial (10.4%)
3i Group PLC (United Kingdom)	51,509	842,150
Acadia Realty Trust (R)	2,333	54,009
ACE, Ltd. (Bermuda)	920	50,683
Advanta Corp. Class B	8,020	50,446
Agree Realty Corp. (R)	1,882	41,498
Allianz SE (Germany)	1,436	252,393
Allied Irish Banks PLC (Ireland)	14,798	228,165
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	1,223	48,455
Allstate Corp. (The) #	14,325	653,077
Alpha Bank AE (Greece)	1,650	49,596
American Financial Group, Inc.	11,192	299,386
Ameriprise Financial, Inc.	9,200	374,164
Amerisafe, Inc. †	4,212	67,139
Annaly Capital Management, Inc. (R)	27,000	418,770
Arbor Realty Trust, Inc (R)	3,324	29,816
Arch Capital Group, Ltd. (Bermuda) †	4,657	308,852
Aspen Insurance Holdings, Ltd. (Bermuda)	5,897	139,582
Asta Funding, Inc.	5,450	49,377
Axa SA (France)	5,556	163,807
Banco Latinoamericano de Exportaciones
SA Class E (Panama)	3,597	58,235
Banco Santander Central Hispano SA (Spain)	20,588	375,759
Bank of America Corp. #	19,065	455,082
Bank of the Ozarks, Inc.	2,110	31,355
Barclays PLC (United Kingdom)	162,229	939,838
Barclays PLC
(Subsription shares) (United Kingdom) (F) †	34,763	4,937
Barclays PLC ADR (United Kingdom)	12,100	280,115
BNP Paribas SA (France)	12,375	1,109,021
Boston Properties, Inc. (R)	270	24,359
Calamos Asset Management, Inc. Class A	5,731	97,599
Capital Trust, Inc. Class A (R)	1,432	27,509
Cathay General Bancorp	2,069	22,490

17

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Financial continued
CB Richard Ellis Group, Inc. Class A †	16,742	$321,446
CBL & Associates Properties (R)	1,599	36,521
Center Financial Corp.	2,439	20,658
Chubb Corp. (The)	9,938	487,061
Citigroup, Inc. #	17,502	293,334
City Bank	2,270	19,522
City Holding Co.	1,558	63,520
Colonial Properties Trust (R)	3,568	71,431
Comerica, Inc.	718	18,402
Commerzbank AG (Germany)	8,416	248,737
Corporacion Mapfre SA (Spain)	78,903	376,042
Credit Saison Co., Ltd. (Japan)	1,900	39,964
Credit Suisse Group (Switzerland)	1,882	85,549
Daegu Bank (South Korea)	4,870	64,722
DBS Group Holdings, Ltd. (Singapore)	92,000	1,276,199
Deutsche Bank AG (Germany)	852	73,426
Diamond Lease Co., Ltd. (Japan)	8,010	348,294
Discover Financial Services	8,193	107,902
DnB Holdings ASA (Norway)	9,600	121,863
E*Trade Financial Corp. †	26,331	82,679
eHealth, Inc. †	1,660	29,316
Entertainment Properties Trust (R)	3,767	186,240
Evercore Partners, Inc. Class A	842	7,999
Fairfax Financial Holdings, Ltd. (Canada)	228	58,490
FBL Financial Group, Inc. Class A	2,518	50,058
FCStone Group, Inc. †	1,586	44,297
Federated Investors, Inc.	6,600	227,172
First Industrial Realty Trust (R)	718	19,723
First Mercury Financial Corp. †	3,349	59,076
First Midwest Bancorp, Inc.	2,598	48,453
First Niagara Financial Group, Inc. (S)	11,371	146,231
First Regional Bancorp †	1,432	8,034
FirstMerit Corp.	6,089	99,312
GFI Group, Inc.	2,475	22,300
GLG Partners, Inc. (S)	4,445	34,671
Goldman Sachs Group, Inc. (The)	5,894	1,030,861
Gramercy Capital Corp. (R)	4,836	56,049
Great Eagle Holdings, Ltd. (Hong Kong) (R)	16,000	47,198
Green Bankshares, Inc.	3,470	48,649
Greenhill & Co., Inc.	1,227	66,086
Guoco Group, Ltd. (Hong Kong)	8,000	81,109
Hancock Holding Co.	2,239	87,970
HBOS PLC (United Kingdom)	22,271	121,976
HBOS PLC (Rights) (United Kingdom) †	8,908	1,909
HSBC Holdings PLC (London Exchange)
(United Kingdom)	10,776	166,264
IG Group Holdings PLC (United Kingdom)	15,837	103,498
Immofinanz Immobilien Anlagen AG (Austria)	55,968	577,084
Industrial & Commercial Bank of China (China)	73,000	49,903
ING Canada, Inc. (Canada)	2,564	89,591

COMMON STOCKS (66.1%)* continued

	Shares	Value

Financial continued
ING Groep NV (Netherlands)	19,399	$613,220
Inland Real Estate Corp. (R)	3,506	50,557
Integra Bank Corp.	4,214	32,996
Interactive Brokers Group, Inc. Class A †	3,941	126,624
Interactive Data Corp.	5,994	150,629
Investment Technology Group, Inc. †	6,423	214,914
Janus Capital Group, Inc.	13,400	354,698
Jones Lang LaSalle, Inc.	8,238	495,845
JPMorgan Chase & Co.	18,829	646,023
KBC Groupe SA (Belgium)	10,298	1,135,982
Knight Capital Group, Inc. Class A †	15,733	282,879
Lexington Corporate Properties Trust (R)	5,126	69,867
Link REIT (The) (Hong Kong) (R)	32,000	72,891
Lloyds TSB Group PLC (United Kingdom)	12,397	76,027
Lloyds TSB Group PLC ADR (United Kingdom)	6,400	157,888
Loews Corp.	5,642	264,610
LTC Properties, Inc. (R)	4,623	118,164
Macquarie Bank, Ltd. (Australia)	1,350	62,946
Man Group PLC (United Kingdom)	9,692	119,551
Mastercard, Inc. Class A	1,503	399,077
Medical Properties Trust, Inc. (R)	11,550	116,886
Mitsubishi Estate Co., Ltd. (Japan)	2,000	45,840
Morgan Stanley	10,655	384,326
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	151	26,437
Nara Bancorp, Inc.	3,561	38,210
Nasdaq OMX Group, Inc. (The) †	8,200	217,710
National Bank of Greece SA (Greece)	5,034	226,812
National Health Investors, Inc. (R)	2,524	71,959
National Retail Properties, Inc. (R)	6,503	135,913
Nationale A Portefeuille (Belgium)	3,277	245,818
Nationwide Financial Services, Inc. Class A	2,687	129,003
Nationwide Health Properties, Inc. (R)	2,239	70,506
Navigators Group, Inc. †	1,984	107,235
Nordea AB (Sweden)	82,000	1,123,439
Northern Trust Corp.	4,875	334,279
NorthStar Realty Finance Corp. (R)	5,911	49,180
Odyssey Re Holdings Corp.	7,163	254,287
Old Mutual PLC (United Kingdom)	172,693	316,501
Omega Healthcare Investors, Inc. (R)	9,748	162,304
Onex Corp (Canada)	1,441	42,533
optionsXpress Holdings, Inc.	2,602	58,129
ORIX Corp. (Japan)	2,650	379,678
Pacific Capital Bancorp.	11,146	153,592
Philadelphia Consolidated Holding Corp. †	8,668	294,452
Pico Holdings, Inc. †	1,583	68,781
Platinum Underwriters Holdings, Ltd. (Bermuda)	5,405	176,257
Prudential PLC (United Kingdom)	10,017	106,170
PS Business Parks, Inc. (R)	2,767	142,777
Ramco-Gershenson Properties (R)	4,628	95,059

18

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Financial continued
Realty Income Corp. (R)	986	$22,441
Royal Bank of Scotland Group PLC
(United Kingdom)	43,867	187,224
S&T Bancorp, Inc.	2,197	63,845
Safety Insurance Group, Inc.	1,268	45,204
Sai-Soc Assicuratrice Industriale SpA
(SAI) (Italy)	8,450	278,516
SeaBright Insurance Holdings, Inc. †	5,043	73,023
Selective Insurance Group	2,270	42,585
Senior Housing Properties Trust (R)	4,624	90,307
Shinhan Financial Group Co., Ltd. (South Korea)	1,360	61,505
Sony Financial Holdings, Inc. (Japan)	25	100,689
Southwest Bancorp, Inc.	2,524	29,026
Standard Chartered PLC (United Kingdom)	6,347	179,609
State Street Corp.	7,100	454,329
Sterling Bancshares, Inc.	8,148	74,065
Sterling Financial Corp.	4,478	18,539
Stifel Financial Corp. †	2,227	76,587
Suffolk Bancorp (S)	1,954	57,409
Sumitomo Mitsui Financial Group, Inc. (Japan)	6	45,218
Sumitomo Realty & Development Co., Ltd.
(Japan)	3,000	59,706
SVB Financial Group †	2,867	137,931
SWS Group, Inc.	14,514	241,078
Tanger Factory Outlet Centers (R)	718	25,798
Topdanmark A/S (Denmark) †	700	105,445
Toronto-Dominion Bank (Canada)	800	50,521
Travelers Cos., Inc. (The)	4,120	178,808
U.S. Bancorp	28,209	786,749
Unibanco-Uniao de Bancos Brasileiros
SA ADR (Brazil)	681	86,439
UniCredito Italiano SpA (Italy)	25,156	153,282
Universal Health Realty Income Trust (R)	1,936	58,080
Urstadt Biddle Properties, Inc. Class A (R)	4,204	61,631
Validus Holdings, Ltd. (Bermuda)	2,380	50,575
Virginia Commerce Bancorp. †	5,332	27,673
W.R. Berkley Corp.	28,054	677,785
Waddell & Reed Financial, Inc. Class A	6,129	214,576
Westpac Banking Corp. (Australia)	24,125	462,525
World Acceptance Corp. †	2,480	83,502
Zenith National Insurance Corp.	5,212	183,254
Zurich Financial Services AG (Switzerland)	3,569	912,954
		32,752,349

Health Care (6.4%)
Aetna, Inc. #	10,607	429,902
Albany Molecular Research, Inc. †	3,234	42,915
Alfresa Holdings Corp. (Japan)	1,000	71,496
Align Technology, Inc. †	538	5,644
Alliance Imaging, Inc. †	9,199	79,755
Alnylam Pharmaceuticals, Inc. †	2,001	53,487

COMMON STOCKS (66.1%)* continued

	Shares	Value

Health Care continued
Alpharma, Inc. Class A † (S)	2,630	$59,254
Amedisys, Inc. †	4,404	222,050
American Oriental Bioengineering, Inc.
(China) † (S)	24,970	246,454
AMERIGROUP Corp. †	12,749	265,179
Amgen, Inc. †	10,349	488,059
AMN Healthcare Services, Inc. †	6,261	105,936
Applera Corp.- Applied Biosystems Group	808	27,052
Astellas Pharma, Inc. (Japan)	6,600	280,136
AstraZeneca PLC (London Exchange)
(United Kingdom)	35,219	1,498,839
Becton, Dickinson and Co.	6,081	494,385
Bio-Rad Laboratories, Inc. Class A †	685	55,410
Biogen Idec, Inc. †	8,144	455,168
Bristol-Myers Squibb Co.	10,552	216,633
Cephalon, Inc. †	5,300	353,457
China Medical Technologies, Inc. ADR
(China) (S)	5,251	259,399
CIGNA Corp.	8,062	285,314
Corvel Corp. †	4,777	161,797
Cubist Pharmaceuticals, Inc. †	3,398	60,688
Cutera, Inc. †	4,836	43,669
Cynosure, Inc. Class A †	5,552	110,041
Cypress Bioscience, Inc. †	10,207	73,388
Daiichi Sankyo Co., Ltd. (Japan)	2,200	60,696
Eclipsys Corp. †	3,203	58,807
Eli Lilly & Co.	7,342	338,907
Emergent Biosolutions, Inc. †	4,688	46,552
Enzon Pharmaceuticals, Inc. † (S)	15,722	111,941
eResearch Technology, Inc. †	7,479	130,434
Forest Laboratories, Inc. †	7,611	264,406
Gen-Probe, Inc. †	3,907	185,504
Genoptix, Inc. †	2,306	72,754
GlaxoSmithKline PLC (United Kingdom)	21,234	469,612
Haemonetics Corp. †	1,213	67,273
Healthsouth Corp. † (S)	4,360	72,507
Healthspring, Inc. †	3,133	52,885
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,800	78,438
Humana, Inc. †	8,835	351,368
Illumina, Inc. †	1,904	165,857
Immucor, Inc. †	2,162	55,953
Intuitive Surgical, Inc. †	1,501	404,369
Invitrogen Corp. †	1,439	56,495
Johnson & Johnson #	15,978	1,028,025
Kinetic Concepts, Inc. † (S)	1,516	60,504
King Pharmaceuticals, Inc. †	11,216	117,432
Luminex Corp. † (S)	4,637	95,290
Magellan Health Services, Inc. †	3,844	142,343
Martek Biosciences Corp. † (S)	14,744	497,020
Medcath Corp. †	5,283	94,988

19

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Health Care continued
Medicines Co. †	7,094	$140,603
Medicis Pharmaceutical Corp. Class A	2,598	53,986
Mentor Corp. (S)	6,438	179,105
Merck & Co., Inc.	33,349	1,256,924
Meridian Bioscience, Inc. (S)	2,187	58,874
Merit Medical Systems, Inc. †	6,940	102,018
Myriad Genetics, Inc. †	1,674	76,200
Neurocrine Biosciences, Inc. †	12,982	54,395
Novartis AG (Switzerland)	11,507	632,149
Novo Nordisk A/S Class B (Denmark)	1,250	82,397
Obagi Medical Products, Inc. †	6,330	54,122
Ono Pharmaceutical Co., Ltd. (Japan)	2,300	126,910
Onyx Pharmaceuticals, Inc. †	1,320	46,992
OSI Pharmaceuticals, Inc. †	6,438	266,018
Owens & Minor, Inc.	1,456	66,525
Pall Corp.	2,979	118,207
Par Pharmaceutical Cos., Inc. †	6,447	104,635
PDL BioPharma, Inc.	7,959	84,525
Pfizer, Inc.	34,186	597,229
Questcor Pharmaceuticals, Inc. †	10,510	48,766
Quidel Corp. †	8,093	133,696
Regeneron Pharmaceuticals, Inc. †	2,680	38,699
Roche Holding AG (Switzerland)	965	173,475
Schering-Plough Corp.	9,424	185,559
Sciele Pharma, Inc. †	5,630	108,941
Sepracor, Inc. †	3,310	65,935
Steris Corp.	4,133	118,865
Suzuken Co., Ltd. (Japan)	14,300	528,730
Taisho Pharmaceutical Co., Ltd. (Japan)	11,000	204,292
Techne Corp. †	1,643	127,152
Terumo Corp. (Japan)	2,900	148,255
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,300	59,540
Toho Pharmaceutical Co., Ltd. (Japan)	2,400	46,293
UCB SA (Belgium)	2,571	94,587
United Therapeutics Corp. † (S)	1,192	116,518
UnitedHealth Group, Inc.	5,860	153,825
Varian Medical Systems, Inc. †	7,094	367,824
Waters Corp. †	6,268	404,286
WellCare Health Plans, Inc. †	1,447	52,309
WellPoint, Inc. †	7,018	334,478
Wyeth	17,011	815,848
Zoll Medical Corp. †	2,107	70,943
		20,026,497

Technology (9.1%)
Accenture, Ltd. Class A (Bermuda)	628	25,572
Acer, Inc. (Taiwan)	27,000	53,201
Acme Packet, Inc. †	5,992	46,498
Actuate Corp. †	11,135	43,538
Acxiom Corp.	5,670	65,148

COMMON STOCKS (66.1%)* continued

	Shares	Value

Technology continued
Advanced Analogic Technologies, Inc. †	976	$4,031
Advanced Energy Industries, Inc. † (S)	10,865	148,851
Advent Software, Inc. †	3,653	131,800
ALPS Electric Co., Ltd. (Japan)	14,200	146,929
Anixter International, Inc. †	1,472	87,569
Ansoft Corp. †	5,733	208,681
ANSYS, Inc. † (S)	6,475	305,102
Apple Computer, Inc. †	6,645	1,112,639
Applied Materials, Inc.	9,850	188,037
Arris Group, Inc. †	17,738	149,886
Atheros Communications †	2,076	62,280
AU Optronics Corp. (Taiwan)	24,000	37,721
AuthenTec, Inc. †	4,893	50,985
Autodesk, Inc. † #	19,697	665,956
Avnet, Inc. †	4,836	131,926
Avocent Corp. †	2,873	53,438
Badger Meter, Inc.	1,283	64,830
Blackbaud, Inc.	2,457	52,580
Blackboard, Inc. †	1,643	62,812
Blue Coat Systems, Inc. †	5,552	78,339
BMC Software, Inc. † #	32,231	1,160,316
Brocade Communications Systems, Inc. †	18,802	154,928
BYD Co., Ltd. (China)	16,500	21,162
CACI International, Inc. Class A †	1,190	54,466
Checkpoint Systems, Inc. †	2,808	58,631
Chordiant Software, Inc. †	8,058	40,290
Cisco Systems, Inc. † #	70,286	1,634,852
CommScope, Inc. †	3,005	158,574
Compal Electronics, Inc. (Taiwan)	52,000	56,200
Compuware Corp. †	16,921	161,426
Comtech Telecommunications Corp. †	1,822	89,278
Credence Systems Corp. †	39,123	50,860
CSG Systems International, Inc. †	9,938	109,517
Cubic Corp.	1,613	35,938
Cybersource Corp. †	4,794	80,204
eBay, Inc. †	11,012	300,958
Electronic Data Systems Corp.	27,754	683,859
EMC Corp. †	36,207	531,881
Emulex Corp. †	8,025	93,491
Energy Conversion Devices, Inc. †	6,286	462,901
EnerSys †	2,554	87,423
F5 Networks, Inc. †	2,727	77,501
Factset Research Systems, Inc.	1,957	110,297
FEI Co. †	9,199	209,553
Fujitsu, Ltd. (Japan)	150,000	1,114,884
Gemalto NV (France) †	3,122	113,143
Global Sources, Ltd. (Bermuda) †	2,965	45,009
Greatbatch, Inc. †	2,357	40,776
Greatek Electronics, Inc. (Taiwan)	39,000	45,619

20

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Technology continued
GS Yuasa Corp. (Japan)	21,000	$100,623
Hewlett-Packard Co.	24,442	1,080,581
Hitachi, Ltd. (Japan)	80,000	578,004
Hutchinson Technology, Inc. †	5,821	78,234
IBM Corp.	15,266	1,809,479
IHS, Inc. Class A †	2,419	168,362
Informatica Corp. †	6,940	104,378
Intel Corp. #	53,880	1,157,342
Interwoven, Inc. †	5,731	68,829
Intuit, Inc. †	6,904	190,343
Itron, Inc. †	844	83,007
Jack Henry & Associates, Inc.	4,685	101,383
JDA Software Group, Inc. †	12,166	220,205
LG Electronics, Inc. (South Korea)	670	75,911
LTX Corp. †	25,874	56,923
MEMC Electronic Materials, Inc. †	7,342	451,827
Methode Electronics, Inc. Class A	6,895	72,053
Micrel, Inc.	8,736	79,934
Microsoft Corp.	76,348	2,100,333
MicroStrategy, Inc. †	1,224	79,254
Mitsubishi Electric Corp. (Japan)	29,000	313,196
National Instruments Corp.	3,160	89,649
National Semiconductor Corp.	21,308	437,666
NetApp, Inc. †	10,604	229,683
Nokia OYJ (Finland)	15,300	374,898
NTT Data Corp. (Japan)	76	297,491
Nuance Communications, Inc. †	7,263	113,811
NVIDIA Corp. †	5,194	97,232
Oce NV (Netherlands)	13,693	168,103
Olympus Corp. (Japan)	13,000	440,200
Omnicell, Inc. †	2,419	31,882
Oracle Corp. †	41,026	861,546
Palm, Inc.	1,702	9,174
Parametric Technology Corp. †	9,639	160,682
Park Electrochemical Corp.	1,432	34,812
Photronics, Inc. †	15,668	110,303
Plantronics, Inc.	2,417	53,947
Polycom, Inc. † (S)	6,895	167,962
Progress Software Corp. †	2,399	61,342
PROS Holdings, Inc. †	4,132	46,402
Qualcomm, Inc.	7,835	347,639
Roth & Rau AG (Germany) †	86	18,570
Saft Groupe SA (France) †	679	29,505
SAIC, Inc. †	5,015	104,362
Samsung Electronics Co., Ltd. (South Korea)	433	258,748
Sanyo Electric Co., Ltd. (Japan) †	42,000	97,849
Sharp Corp. (Japan)	3,000	48,925
Silicon Image, Inc. †	10,870	78,808
Silicon Storage Technology, Inc. †	12,266	33,977

COMMON STOCKS (66.1%)* continued

	Shares	Value

Technology continued
Sohu.com, Inc. (China) †	2,266	$159,617
Solarworld AG (Germany)	824	39,129
SonicWall, Inc. †	39,258	253,214
SPSS, Inc. †	6,733	244,879
Sybase, Inc. †	14,048	413,292
Sykes Enterprises, Inc. †	6,303	118,875
Synaptics, Inc. †	3,482	131,376
Telefonaktiebolaget LM Ericsson AB
Class B (Sweden)	4,200	43,372
Texas Instruments, Inc.	2,508	70,625
TIBCO Software, Inc. †	5,462	41,784
Trizetto Group †	7,253	155,069
TTM Technologies, Inc. †	11,678	154,266
Ultralife Batteries, Inc. †	1,446	15,458
United Internet AG (Germany)	3,515	69,218
United Online, Inc.	6,722	67,422
Varian Semiconductor Equipment †	2,248	78,275
Varian, Inc. †	4,925	251,471
Veeco Instruments, Inc. †	10,555	169,724
Watts Water Technologies, Inc. Class A	2,309	57,494
Wincor Nixdorf AG (Germany)	914	63,475
Xilinx, Inc.	2,955	74,614
Yahoo!, Inc. †	7,400	152,884
Yucheng Technologies, Ltd. (China) † (S)	6,348	71,034
		28,434,222

Transportation (1.0%)
Accuride Corp. †	8,238	35,012
Alaska Air Group, Inc. †	538	8,253
Arkansas Best Corp.	3,680	134,835
British Airways PLC (United Kingdom) †	178,538	760,021
Central Japan Railway Co. (Japan)	72	794,567
ComfortDelgro Corp., Ltd. (Singapore)	70,000	77,229
DP World, Ltd. (United Arab Emirates)	44,462	38,237
East Japan Railway Co. (Japan)	4	32,635
Kirby Corp. †	2,900	139,200
National Express Group PLC (United Kingdom)	6,467	122,467
Neptune Orient Lines, Ltd. (Singapore)	80,000	190,056
Overseas Shipholding Group	1,432	113,873
Ryder System, Inc.	5,000	344,400
Singapore Airlines, Ltd. (Singapore)	12,000	129,744
SkyWest, Inc.	10,923	138,176
		3,058,705

Utilities & Power (3.3%)
A2A SpA (Italy)	130,460	479,347
Alliant Energy Corp.	6,179	211,693
American States Water Co.	1,535	53,633
Aqua America, Inc. (S)	4,737	75,650
BKW FMB Energie AG (Switzerland)	374	51,574
Black Hills Corp.	628	20,134

21

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (66.1%)* continued

	Shares	Value

Utilities & Power continued
California Water Service Group	1,558	$51,056
Cia de Saneamento Basico do Estado de
Sao Paulo ADR (Brazil)	2,637	134,909
Cleco Corp.	2,429	56,669
Consolidated Water Co., Inc.
(Cayman Islands) (S)	1,495	29,601
Constellation Energy Group, Inc.	3,403	279,386
E.On AG (Germany)	824	165,982
EDF Energies Nouvelles SA (France)	1,267	84,956
Edison International	17,687	908,758
Enel SpA (Italy) (S)	54,706	519,229
Energen Corp.	13,690	1,068,231
Energias de Portugal (EDP) SA (Portugal)	25,296	131,915
FirstEnergy Corp.	5,540	456,108
Huaneng Power International, Inc. (China)	56,000	38,856
International Power PLC (United Kingdom)	21,893	187,452
Mirant Corp. †	986	38,602
National Grid PLC (United Kingdom)	7,430	97,434
Northwest Natural Gas Co.	3,403	157,423
Northwestern Corp.	2,472	62,838
OGE Energy Corp.	2,419	76,706
Ormat Technologies, Inc.	4,048	199,081
Osaka Gas Co., Ltd. (Japan)	89,000	326,552
PG&E Corp.	18,385	729,701
Portland General Electric Co.	8,698	195,879
Public Power Corp. SA (Greece)	23,730	825,430
Public Service Enterprise Group, Inc.	1,254	57,596
Questar Corp.	9,491	674,241
RWE AG (Germany)	1,400	176,660
Scottish and Southern Energy PLC
(United Kingdom)	3,534	98,687
SJW Corp. (S)	1,688	44,563
Southwest Water Co. (S)	2,270	22,745
Suez SA (France)	5,579	379,009
Terna SPA (Italy)	66,607	281,785
Tokyo Electric Power Co. (Japan)	11,500	296,123
Tokyo Gas Co., Ltd. (Japan)	30,000	121,109
TransAlta Corp. (Canada)	503	18,223
Vector, Ltd. (New Zealand)	28,334	41,432
Veolia Environnement (France)	2,782	155,044
Westar Energy, Inc.	1,613	34,696
WGL Holdings, Inc.	2,419	84,036
		10,200,734

Total common stocks (cost $199,687,331)		$207,376,624

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (56.7%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (1.7%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from
August 20, 2037 to October 20, 2037	$4,155,586	$4,296,812
5 1/2s, TBA, July 1, 2038	1,000,000	994,688
		5,291,500

U.S. Government Agency Mortgage Obligations (55.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, with due dates from
July 1, 2021 to September 1, 2021	374,221	383,665
5 1/2s, November 1, 2036	68,767	67,875
5 1/2s, with due dates from
October 1, 2019 to April 1, 2020	432,403	438,236
Federal National Mortgage Association
Pass-Through Certificates
7s, with due dates from
February 1, 2024 to October 1, 2028	129,825	137,028
6 1/2s, November 1, 2037	528,853	544,801
6 1/2s, TBA, August 1, 2038	2,000,000	2,050,781
6 1/2s, TBA, July 1, 2038	2,000,000	2,057,188
6s, July 1, 2021	37,813	38,793
6s, TBA, July 1, 2034	2,000,000	2,017,344
5 1/2s, with due dates from
March 1, 2037 to December 1, 2037	1,003,594	990,421
5 1/2s, with due dates from
May 1, 2022 to September 1, 2022	1,019,669	1,027,954
5 1/2s, TBA, August 1, 2038	15,000,000	14,743,946
5 1/2s, TBA, July 1, 2035	120,500,000	118,730,156
5s, January 1, 2021	38,564	38,569
5s, TBA, August 1, 2038	10,000,000	9,560,938
5s, TBA, July 1, 2038	20,000,000	19,164,062
4 1/2s, with due dates from
September 1, 2035 to October 1, 2035	872,094	809,411
		172,801,168

Total U.S. government and agency mortgage obligations
(cost $178,796,692)		$178,092,668

U.S. TREASURY OBLIGATIONS (—%)* (cost $20,074)

Principal amount		Value

U.S. Treasury Notes 4 1/4s,
November 15, 2013	$20,000	$20,880

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)*

Principal amount		Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.943s, 2035	$218,236	$186,592
Asset Backed Funding Certificates 144A
FRB Ser. 06-OPT3, Class B, 4.983s, 2036	25,000	1,429

22

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	$44,051	$45,592
Ser. 96-D3, Class A1C, 7.4s, 2026	43,342	43,548
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049	98,000	95,566
Ser. 07-2, Class A2, 5.634s, 2049 (F)	71,000	69,589
Ser. 06-4, Class A4, 5.634s, 2046	150,000	144,302
Ser. 06-4, Class A2, 5.522s, 2046	471,000	467,001
Ser. 04-3, Class A5, 5.493s, 2039	190,000	188,368
Ser. 05-6, Class A2, 5.165s, 2047	36,000	35,537
Ser. 07-5, Class XW, IO (Interest Only),
0.607s, 2051	2,884,505	71,229
Ser. 07-1, Class XW, IO, 0.465s, 2049	1,680,963	29,582
Ser. 06-1, Class XC, IO, 0.076s, 2045	2,618,502	15,305
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.33s, 2035 (F)	878,237	15,290
Ser. 04-4, Class XC, IO, 0.192s, 2042	1,942,853	26,384
Ser. 04-5, Class XC, IO, 0.173s, 2041	3,109,775	33,401
Ser. 05-4, Class XC, IO, 0.093s, 2045	3,790,871	23,216
Ser. 06-5, Class XC, IO, 0.091s, 2016	5,937,864	73,415
Ser. 06-4, Class XC, IO, 0.088s, 2046	3,012,008	31,325
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.991s, 2036	319,504	254,006
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.471s, 2022	95,000	77,900
FRB Ser. 05-MIB1, Class J, 3.521s, 2022	102,000	84,660
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.658s, 2033	29,196	28,914
Ser. 05-E, Class 2, IO, 0.303s, 2035	1,413,176	5,631
Ser. 04-D, Class 2A, IO, 0.284s, 2034	525,663	595
Banc of America Structured Security Trust
144A Ser. 02-X1, Class A3, 5.436s, 2033	100,928	101,572
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 2.783s, 2035	51,267	45,115
Ser. 04-2, IO, 2.22s, 2034	247,033	9,758
Ser. 06-2A, IO, 1.798s, 2036	128,972	10,434
Ser. 05-3A, IO, 1.6s, 2035	375,128	26,221
Ser. 05-1A, IO, 1.6s, 2035	228,686	11,480
Ser. 04-3, IO, 1.6s, 2035	154,761	6,190
Ser. 07-2A, IO, 1.3s, 2037	891,044	91,778
Ser. 07-1, Class S, IO, 1.211s, 2037	1,464,898	143,267
Ser. 06-4A, IO, 1.14s, 2036	107,355	11,938
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 6.833s, 2034	6,958	6,244
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	458,409	354,408
FRB Ser. 05-7, Class 23A1, 5.694s, 2035	208,230	159,879
Bear Stearns Commercial Mortgage
Securities, Inc.
Ser. 07-PW17, Class A3, 5.736s, 2050	1,167,000	1,118,826
Ser. 04-PR3I, Class X1, IO, 0.448s, 2041	689,920	10,281

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.883s, 2038	$1,566,478	$60,372
Ser. 06-PW14, Class X1, IO,
0.09s, 2038	1,685,602	24,711
Ser. 07-PW15, Class X1, IO,
0.078s, 2044	4,912,726	45,934
Ser. 05-PW10, Class X1, IO,
0.074s, 2040	5,896,672	20,992
Ser. 07-PW18, Class X1, IO,
0.063s, 2050	712,054	5,934
Ser. 07-PW16, Class X, IO,
0.032s, 2040	14,364,399	11,492
Chase Commercial Mortgage
Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	26,669	27,706
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	220,882
Ser. 98-1, Class G, 6.56s, 2030	56,000	50,696
Ser. 98-1, Class H, 6.34s, 2030	85,000	63,568
Citigroup Ser. 08-C7, Class A2A,
6.034s, 2012	255,000	256,361
Citigroup Commercial Mortgage
Trust Ser. 08-C7, Class A3, 6.299s, 2014	465,000	472,246
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.123s, 2043	5,282,588	45,810
Ser. 06-C5, Class XC, IO, 0.085s, 2049	5,906,000	63,443
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.208s, 2036	311,121	226,021
FRB Ser. 06-AR7, Class 2A2A,
5.662s, 2036	315,225	237,207
IFB Ser. 07-6, Class 2A5, IO,
4.168s, 2037	314,754	22,747
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD3, Class A4,
5.658s, 2048	62,000	61,048
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.56s, 2049	1,714,649	35,164
Ser. 06-CD2, Class X, IO,
0.128s, 2046	3,702,956	15,060
Ser. 07-CD4, Class XC, IO,
0.057s, 2049	5,734,794	43,907
CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	100,000	97,446
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, IO, 0.975s, 2017	572,536	20,374
Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	99,184
Ser. 98-C2, Class F, 5.44s, 2030	435,000	416,486

23

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.221s, 2017	$126,000	$124,462
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	45,000	40,435
Ser. 06-CN2A, Class J, 5.756s, 2019	36,000	32,163
FRB Ser. 01-J2A, Class A2F, 2.971s,
2034 (F)	74,000	65,116
Ser. 05-LP5, Class XC, IO, 0.117s, 2043	2,766,146	21,848
Ser. 05-C6, Class XC, IO, 0.079s, 2044	5,618,713	31,676
Ser. 06-C8, Class XS, IO, 0.062s, 2046	5,380,392	55,498
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	298,988	243,348
Ser. 06-J8, Class A4, 6s, 2037	240,197	195,760
Ser. 07-HY5R, Class 2A1A, 5.544s,
2047 (F)	136,690	123,418
IFB Ser. 04-2CB, Class 1A5, IO,
5.118s, 2034	7,021	367
Ser. 05-24, Class 1AX, IO, 1.222s, 2035	759,904	15,762
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.713s, 2035	582,398	454,270
Ser. 05-9, Class 1X, IO, 3.126s, 2035	369,227	8,654
Ser. 05-2, Class 2X, IO, 1.16s, 2035	395,557	8,158
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO,
3.597s, 2035	452,047	29,460
IFB Ser. 05-R2, Class 1AS, IO,
3.242s, 2035	261,928	13,831
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039	349,000	346,009
Ser. 06-C5, Class AX, IO, 0.11s, 2039	3,423,894	49,619
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO, 0.28s, 2049	8,030,127	70,103
Ser. 06-C4, Class AX, IO, 0.105s, 2039	4,633,522	63,898
Ser. 07-C1, Class AX, IO, 0.083s, 2040	6,218,644	62,186
Ser. 06-C3, Class AX, IO, 0.032s, 2038	9,910,951	1,982
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	133,000	125,757
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	61,495
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	210,000	203,807
CS First Boston Mortgage Securities
Corp. 144A
FRB Ser. 04-TF2A, Class J, 3.421s, 2016	50,000	46,250
FRB Ser. 05-TF2A, Class J, 3.371s, 2020	31,319	29,440
FRB Ser. 04-TF2A, Class H, 3.171s, 2019	50,000	47,750
Ser. 01-CK1, Class AY, IO,
0.901s, 2035 (F)	2,933,249	47,235
Ser. 03-C3, Class AX, IO, 0.498s, 2038	3,248,792	120,848
Ser. 02-CP3, Class AX, IO, 0.391s, 2035	797,318	28,270

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

CS First Boston Mortgage Securities
Corp. 144A
Ser. 04-C4, Class AX, IO,
0.278s, 2039	$761,834	$15,177
Ser. 05-C2, Class AX, IO,
0.157s, 2037	3,755,089	50,596
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1, Class X,
IO, 0.771s, 2031	393,247	11,981
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	103,173	107,695
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	99,692
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	126,789
Fannie Mae
IFB Ser. 07-75, Class JS, 32 1/2s, 2037	172,532	232,075
IFB Ser. 07-75, Class CS, 28.123s, 2037	93,634	124,984
IFB Ser. 06-76, Class QB, 24.705s, 2036	87,776	110,427
IFB Ser. 06-48, Class TQ, 24.705s, 2036	124,264	153,178
IFB Ser. 06-63, Class SP, 24.405s, 2036	95,554	118,711
IFB Ser. 07-W7, Class 1A4,
24.285s, 2037	99,284	117,950
IFB Ser. 07-81, Class SC, 22.905s, 2037	111,302	131,008
IFB Ser. 07-1, Class NK, 22.096s, 2037	270,690	327,413
IFB Ser. 06-104, Class GS,
21.747s, 2036	81,712	98,205
IFB Ser. 06-104, Class ES, 21.038s, 2036	101,904	121,867
IFB Ser. 05-37, Class SU, 19.27s, 2035	116,874	137,277
IFB Ser. 06-49, Class SE, 19.07s, 2036	139,972	162,715
IFB Ser. 06-60, Class AK, 18.87s, 2036	86,553	100,208
IFB Ser. 06-104, Class CS,
18.529s, 2036	118,330	132,202
IFB Ser. 07-30, Class FS, 18.329s, 2037	272,507	303,060
IFB Ser. 07-96, Class AS, 17.738s, 2037	158,567	170,578
IFB Ser. 05-25, Class PS, 17.237s, 2035	76,309	86,109
IFB Ser. 06-115, Class ES, 16.63s, 2036	112,679	128,454
IFB Ser. 06-8, Class PK, 16.47s, 2036	125,433	135,642
IFB Ser. 05-57, Class CD, 15.816s, 2035	69,034	75,975
IFB Ser. 05-74, Class CP, 15.648s, 2035	70,440	79,099
IFB Ser. 05-115, Class NQ,
15.628s, 2036	64,797	69,617
IFB Ser. 06-27, Class SP, 15.464s, 2036	99,279	110,542
IFB Ser. 06-8, Class HP, 15.464s, 2036	104,885	116,536
IFB Ser. 06-8, Class WK, 15.464s, 2036	177,444	195,630
IFB Ser. 05-106, Class US, 15.464s, 2035	152,161	169,791
IFB Ser. 05-99, Class SA, 15.464s, 2035	74,619	81,731
IFB Ser. 05-45, Class DA, 15.318s, 2035	168,613	186,297
IFB Ser. 05-74, Class DM, 15.281s, 2035	147,373	162,106
IFB Ser. 05-45, Class DC, 15.208s, 2035	70,255	77,340
IFB Ser. 05-57, Class DC, 13.707s, 2034	88,302	95,095
IFB Ser. 05-74, Class SK, 13.303s, 2035	117,634	126,940
IFB Ser. 05-74, Class CS, 13.193s, 2035	71,849	77,726
IFB Ser. 05-45, Class PC, 12.803s, 2034	64,758	68,955

24

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 05-72, Class SB, 10.669s, 2035	$119,732	$120,298
Ser. 03-W6, Class PT1, 9.958s, 2042	25,409	28,562
Ser. 02-T12, Class A4, 9 1/2s, 2042	8,829	9,532
Ser. 02-T4, Class A4, 9 1/2s, 2041	31,817	35,265
Ser. 02-T6, Class A3, 9 1/2s, 2041	17,415	19,144
Ser. 04-T3, Class PT1, 8.93s, 2044	43,841	47,872
Ser. 02-26, Class A2, 7 1/2s, 2048	60,527	64,472
Ser. 04-W2, Class 5A, 7 1/2s, 2044	6,079	6,506
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,716	2,907
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	35,021	37,482
Ser. 03-W1, Class 2A, 7 1/2s, 2042	152,872	162,787
Ser. 02-T12, Class A3, 7 1/2s, 2042	21,162	22,474
Ser. 02-14, Class A2, 7 1/2s, 2042	119,050	126,381
Ser. 01-T10, Class A2, 7 1/2s, 2041	12,600	13,361
Ser. 02-T4, Class A3, 7 1/2s, 2041	80,416	85,263
Ser. 01-T12, Class A2, 7 1/2s, 2041	27,745	29,404
Ser. 01-T3, Class A1, 7 1/2s, 2040	6,810	7,211
Ser. 01-T1, Class A1, 7 1/2s, 2040	19,771	21,101
Ser. 99-T2, Class A1, 7 1/2s, 2039	3,896	4,204
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	35,497	37,843
Ser. 02-T1, Class A3, 7 1/2s, 2031	40,542	43,097
Ser. 01-T5, Class A3, 7 1/2s, 2030	9,188	9,755
Ser. 01-T4, Class A1, 7 1/2s, 2028	10,280	11,022
Ser. 02-26, Class A1, 7s, 2048	50,787	53,453
Ser. 04-T3, Class 1A3, 7s, 2044	46,616	49,259
Ser. 04-W2, Class 2A2, 7s, 2044	3,661	3,867
Ser. 03-W3, Class 1A2, 7s, 2042	46,439	48,937
Ser. 02-T16, Class A2, 7s, 2042	47,135	49,731
Ser. 02-14, Class A1, 7s, 2042	16,768	17,612
Ser. 02-T4, Class A2, 7s, 2041	13,507	14,177
Ser. 01-W3, Class A, 7s, 2041	16,013	16,874
Ser. 05-W4, Class 1A3, 7s, 2035	26,855	28,284
Ser. 04-W1, Class 2A2, 7s, 2033	213,947	225,970
Ser. 386, Class 14, IO, 6 1/2s, 2038	84,758	18,635
Ser. 381, Class 14, IO, 6 1/2s, 2037	107,364	24,156
Ser. 371, Class 2, IO, 6 1/2s, 2036	123,560	32,833
Ser. 386, Class 8, IO, 6s, 2038	431,292	92,228
Ser. 389, Class 3, IO, 6s, 2038	165,000	38,114
Ser. 383, Class 40, IO, 6s, 2038	87,815	20,181
Ser. 383, Class 41, IO, 6s, 2038	87,724	20,143
Ser. 383, Class 28, IO, 6s, 2038	89,681	20,826
Ser. 383, Class 29, IO, 6s, 2038	984,413	229,195
Ser. 383, Class 3, IO, 5 1/2s, 2037	92,683	21,249
Ser. 363, Class 2, IO, 5 1/2s, 2035	218,182	57,125
IFB Ser. 07-W6, Class 6A2, IO,
5.318s, 2037	119,156	12,659
IFB Ser. 06-90, Class SE, IO,
5.318s, 2036	94,550	12,482
IFB Ser. 04-51, Class XP, IO,
5.218s, 2034	42,648	4,823

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 03-66, Class SA, IO,
5.168s, 2033	$123,805	$14,007
IFB Ser. 07-W6, Class 5A2, IO,
4.808s, 2037	170,052	17,592
IFB Ser. 07-W4, Class 4A2, IO,
4.798s, 2037	707,796	69,399
IFB Ser. 07-W2, Class 3A2, IO,
4.798s, 2037	226,820	22,324
IFB Ser. 06-115, Class BI, IO,
4.778s, 2036	185,728	14,213
IFB Ser. 05-113, Class DI, IO,
4.748s, 2036	375,662	35,606
IFB Ser. 05-52, Class DC, IO,
4.718s, 2035	105,006	13,504
IFB Ser. 07-60, Class AX, IO,
4.668s, 2037	692,552	72,938
IFB Ser. 06-60, Class SI, IO,
4.668s, 2036	215,206	23,744
IFB Ser. 06-60, Class UI, IO,
4.668s, 2036	86,943	9,699
IFB Ser. 04-24, Class CS, IO,
4.668s, 2034	173,977	18,790
IFB Ser. 07-W7, Class 3A2, IO,
4.648s, 2037	274,951	25,668
IFB Ser. 03-122, Class SA, IO,
4.618s, 2028	222,999	15,868
IFB Ser. 03-122, Class SJ, IO,
4.618s, 2028	232,408	16,800
IFB Ser. 06-60, Class DI, IO,
4.588s, 2035	85,896	7,409
IFB Ser. 04-60, Class SW, IO,
4.568s, 2034	321,276	34,513
IFB Ser. 05-65, Class KI, IO,
4.518s, 2035	821,775	72,847
IFB Ser. 08-01, Class GI, IO,
4.478s, 2037	885,375	89,973
IFB Ser. 07-23, Class SI, IO,
4.288s, 2037	128,028	11,007
IFB Ser. 07-54, Class CI, IO,
4.278s, 2037	145,686	14,282
IFB Ser. 07-39, Class PI, IO,
4.278s, 2037	135,631	11,884
IFB Ser. 07-30, Class WI, IO,
4.278s, 2037	1,261,248	103,764
IFB Ser. 07-28, Class SE, IO,
4.268s, 2037	172,853	16,141
IFB Ser. 06-128, Class SH, IO,
4.268s, 2037	141,191	11,610
IFB Ser. 06-56, Class SM, IO,
4.268s, 2036	477,286	39,718
IFB Ser. 05-73, Class SI, IO,
4.268s, 2035	71,786	5,707
IFB Ser. 05-12, Class SC, IO,
4.268s, 2035	164,803	12,862

25

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 05-17, Class ES, IO,
4.268s, 2035	$143,065	$12,564
IFB Ser. 05-17, Class SY, IO,
4.268s, 2035	67,195	5,580
IFB Ser. 07-30, Class IE, IO,
4.258s, 2037	404,758	43,713
IFB Ser. 06-123, Class CI, IO,
4.258s, 2037	380,948	36,153
IFB Ser. 06-123, Class UI, IO,
4.258s, 2037	147,751	13,797
IFB Ser. 05-82, Class SY, IO,
4.248s, 2035	281,357	22,931
IFB Ser. 05-45, Class EW, IO,
4.238s, 2035	567,864	44,688
IFB Ser. 05-45, Class SR, IO,
4.238s, 2035	382,607	31,165
IFB Ser. 07-15, Class BI, IO,
4.218s, 2037	241,187	22,176
IFB Ser. 06-16, Class SM, IO,
4.218s, 2036	131,181	12,069
IFB Ser. 05-95, Class CI, IO,
4.218s, 2035	166,057	15,874
IFB Ser. 05-84, Class SG, IO,
4.218s, 2035	270,938	26,083
IFB Ser. 05-57, Class NI, IO,
4.218s, 2035	75,668	6,748
IFB Ser. 05-54, Class SA, IO,
4.218s, 2035	270,721	22,186
IFB Ser. 05-23, Class SG, IO,
4.218s, 2035	214,414	19,921
IFB Ser. 05-17, Class SA, IO,
4.218s, 2035	186,721	17,701
IFB Ser. 05-17, Class SE, IO,
4.218s, 2035	203,073	18,800
IFB Ser. 05-57, Class DI, IO,
4.218s, 2035	431,310	35,739
IFB Ser. 06-128, Class GS, IO,
4.198s, 2037	163,181	15,479
Ser. 06-116, Class ES, IO, 4.168s, 2036	82,618	6,700
IFB Ser. 06-114, Class IS, IO,
4.168s, 2036	170,939	14,725
IFB Ser. 06-115, Class GI, IO,
4.158s, 2036	164,805	15,823
IFB Ser. 06-115, Class IE, IO,
4.158s, 2036	130,881	11,780
IFB Ser. 06-117, Class SA, IO,
4.158s, 2036	194,260	16,761
IFB Ser. 06-121, Class SD, IO,
4.158s, 2036	372,148	32,401
IFB Ser. 06-109, Class SG, IO,
4.148s, 2036	260,458	22,906
IFB Ser. 06-104, Class SY, IO,
4.138s, 2036	86,890	7,079
IFB Ser. 06-109, Class SH, IO,
4.138s, 2036	198,377	19,365

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
Ser. 06-104, Class SG, IO,
4.118s, 2036	$173,997	$13,560
IFB Ser. 07-W6, Class 4A2, IO,
4.118s, 2037	694,326	59,971
IFB Ser. 06-128, Class SC, IO,
4.118s, 2037	606,006	52,771
IFB Ser. 06-43, Class SI, IO,
4.118s, 2036	384,442	32,300
IFB Ser. 06-44, Class IS, IO,
4.118s, 2036	185,612	14,639
IFB Ser. 06-8, Class JH, IO,
4.118s, 2036	592,917	56,520
IFB Ser. 05-122, Class SG, IO,
4.118s, 2035	132,843	11,962
IFB Ser. 06-92, Class JI, IO,
4.098s, 2036	95,158	8,361
IFB Ser. 06-92, Class LI, IO,
4.098s, 2036	190,373	16,743
IFB Ser. 06-96, Class ES, IO,
4.098s, 2036	243,286	21,029
IFB Ser. 06-99, Class AS, IO,
4.098s, 2036	112,588	10,048
IFB Ser. 06-85, Class TS, IO,
4.078s, 2036	197,569	15,930
IFB Ser. 06-61, Class SE, IO,
4.068s, 2036	222,299	16,463
IFB Ser. 07-75, Class PI, IO,
4.058s, 2037	208,931	17,033
IFB Ser. 07-76, Class SA, IO,
4.058s, 2037	199,574	15,199
IFB Ser. 07-W7, Class 2A2, IO,
4.048s, 2037	516,452	43,045
IFB Ser. 07-88, Class MI, IO,
4.038s, 2037	85,265	6,238
Ser. 06-94, Class NI, IO, 4.018s, 2036	85,160	6,491
IFB Ser. 07-116, Class IA, IO,
4.018s, 2037	734,393	59,719
IFB Ser. 07-103, Class AI, IO,
4.018s, 2037	916,915	77,490
IFB Ser. 07-1, Class NI, IO,
4.018s, 2037	421,434	32,786
IFB Ser. 07-15, Class NI, IO,
4.018s, 2022	237,166	18,316
IFB Ser. 08-3, Class SC, IO,
3.968s, 2038	97,658	7,702
IFB Ser. 07-109, Class XI, IO,
3.968s, 2037	97,745	8,121
IFB Ser. 07-109, Class YI, IO,
3.968s, 2037	207,389	15,696
IFB Ser. 07-W8, Class 2A2, IO,
3.968s, 2037	357,482	28,705
IFB Ser. 07-88, Class JI, IO,
3.968s, 2037	209,010	17,519
IFB Ser. 07-54, Class KI, IO,
3.958s, 2037	105,803	7,797

26

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-30, Class JS, IO,
3.958s, 2037	$343,081	$28,725
IFB Ser. 07-30, Class LI, IO,
3.958s, 2037	604,433	52,065
IFB Ser. 07-W2, Class 1A2, IO,
3.948s, 2037	147,119	12,196
IFB Ser. 07-106, Class SN, IO,
3.928s, 2037	214,370	16,080
IFB Ser. 07-54, Class IA, IO,
3.928s, 2037	182,845	15,545
IFB Ser. 07-54, Class IB, IO,
3.928s, 2037	182,845	15,545
IFB Ser. 07-54, Class IC, IO,
3.928s, 2037	182,845	15,545
IFB Ser. 07-54, Class ID, IO,
3.928s, 2037	182,845	15,545
IFB Ser. 07-54, Class IE, IO,
3.928s, 2037	182,845	15,545
IFB Ser. 07-54, Class IF, IO,
3.928s, 2037	271,146	22,909
IFB Ser. 07-54, Class NI, IO,
3.928s, 2037	154,089	12,528
IFB Ser. 07-54, Class UI, IO,
3.928s, 2037	224,210	19,948
IFB Ser. 07-109, Class AI, IO,
3.918s, 2037	1,044,307	83,620
IFB Ser. 07-91, Class AS, IO,
3.918s, 2037	138,180	10,502
IFB Ser. 07-91, Class HS, IO,
3.918s, 2037	148,535	10,862
IFB Ser. 07-15, Class CI, IO,
3.898s, 2037	700,887	58,849
IFB Ser. 06-123, Class BI, IO,
3.898s, 2037	919,244	75,421
IFB Ser. 06-115, Class JI, IO,
3.898s, 2036	512,965	43,093
IFB Ser. 07-109, Class PI, IO,
3.868s, 2037	210,766	16,123
IFB Ser. 06-123, Class LI, IO,
3.838s, 2037	339,540	27,219
IFB Ser. 08-1, Class NI, IO,
3.768s, 2037	396,251	27,022
IFB Ser. 07-116, Class BI, IO,
3.768s, 2037	681,867	47,008
IFB Ser. 08-01, Class AI, IO,
3.768s, 2037	1,074,197	81,981
IFB Ser. 08-10, Class GI, IO,
3.748s, 2038	205,855	14,628
IFB Ser. 08-1, Class HI, IO,
3.718s, 2037	502,458	37,143
IFB Ser. 07-39, Class AI, IO,
3.638s, 2037	323,289	23,277
IFB Ser. 07-32, Class SD, IO,
3.628s, 2037	215,944	15,057

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-30, Class UI, IO,
3.618s, 2037	$178,633	$13,484
IFB Ser. 07-32, Class SC, IO,
3.618s, 2037	286,475	20,942
IFB Ser. 07-1, Class CI, IO,
3.618s, 2037	206,523	15,285
IFB Ser. 05-74, Class SE, IO,
3.618s, 2035	911,153	55,381
IFB Ser. 05-82, Class SI, IO,
3.618s, 2035	535,335	33,442
IFB Ser. 05-14, Class SE, IO,
3.568s, 2035	171,577	10,697
IFB Ser. 05-58, Class IK, IO,
3.518s, 2035	198,048	16,919
IFB Ser. 08-1, Class BI, IO,
3.428s, 2038	685,543	38,485
IFB Ser. 07-75, Class ID, IO,
3.388s, 2037	182,587	12,376
Ser. 03-W12, Class 2, IO, 2.218s, 2043	457,384	28,881
Ser. 03-W10, Class 3, IO, 1.935s, 2043	272,507	15,205
Ser. 03-W10, Class 1, IO, 1.923s, 2043	966,047	52,939
Ser. 03-W8, Class 12, IO, 1.636s, 2042	955,408	49,668
FRB Ser. 03-W17, Class 12, IO,
1.15s, 2033	341,128	12,365
Ser. 03-T2, Class 2, IO, 0.812s, 2042	1,295,527	34,990
Ser. 03-W6, Class 51, IO, 0.676s, 2042	314,484	6,212
Ser. 06-W3, Class 1AS, IO,
0.662s, 2046	686,707	41,279
Ser. 01-T12, Class IO, 0.565s, 2041	282,079	4,559
Ser. 03-W2, Class 1, IO, 0.468s, 2042	2,263,730	31,342
Ser. 02-T4, IO, 0.45s, 2041	1,528,634	18,431
Ser. 01-50, Class B1, IO, 0.449s, 2041	500,659	5,269
Ser. 02-T1, Class IO, IO, 0.422s, 2031	318,833	3,830
Ser. 03-W6, Class 3, IO, 0.366s, 2042	437,729	4,775
Ser. 03-W6, Class 23, IO, 0.352s, 2042	459,786	5,472
Ser. 01-79, Class BI, IO, 0.335s, 2045	1,128,922	10,315
Ser. 08-33, PO (Principal Only),
zero %, 2038	97,887	68,376
Ser. 07-64, Class LO, PO, zero %, 2037	129,396	100,048
Ser. 06-46, Class OC, PO, zero %, 2036	104,021	76,244
Ser. 06-16, Class OG, PO, zero %, 2036	77,357	55,082
Ser. 04-38, Class AO, PO, zero %, 2034	204,194	146,789
Ser. 04-61, Class CO, PO, zero %, 2031	129,430	107,955
Ser. 07-31, Class TS, IO, zero %, 2009	486,771	4,680
Ser. 07-15, Class IM, IO, zero %, 2009	197,463	1,743
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	801,209	5,825
FRB Ser. 06-115, Class SN,
zero %, 2036	87,700	86,846
FRB Ser. 05-65, Class ER, zero %, 2035	115,061	104,493
FRB Ser. 05-57, Class UL, zero %, 2035	103,914	97,003
FRB Ser. 05-65, Class CU, zero %, 2034	51,734	58,296

27

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	$8,975	$9,648
Ser. T-58, Class 4A, 7 1/2s, 2043	30,255	32,307
Ser. T-51, Class 2A, 7 1/2s, 2042	60,363	64,180
Ser. T-42, Class A5, 7 1/2s, 2042	21,350	22,797
Ser. T-60, Class 1A2, 7s, 2044	158,731	167,664
Ser. T-41, Class 2A, 7s, 2032	4,558	4,785
IFB Ser. T-56, Class 2ASI, IO,
5.618s, 2043	109,633	12,367
Ser. T-56, Class A, IO, 0.524s, 2043	351,670	5,623
Ser. T-56, Class 3, IO, 0.367s, 2043	368,191	4,722
Ser. T-56, Class 1, IO, 0.282s, 2043	474,633	3,992
Ser. T-56, Class 2, IO, 0.031s, 2043	433,454	1,282
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	74,159	73,982
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10, Class 2A1,
5.749s, 2035 (F)	147,754	119,759
First Union National Bank-Bank of
America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.945s, 2033	1,438,121	47,955
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	137,881
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	36,599
First Union-Lehman Brothers-Bank of
America 144A Ser. 98-C2, Class G,
7s, 2035 (F)	165,000	158,722
Freddie Mac
IFB Ser. 3202, Class HM, 20.894s, 2036	79,938	95,168
IFB Ser. 3182, Class PS, 18.715s, 2032	98,262	117,075
IFB Ser. 3081, Class DC, 18.039s, 2035	76,238	85,334
IFB Ser. 3360, Class SC, 16.483s, 2037	145,458	151,792
IFB Ser. 3408, Class EK, 15.849s, 2037	375,730	394,828
IFB Ser. 2976, Class KL, 15.322s, 2035	112,077	122,057
IFB Ser. 2990, Class DP, 15.212s, 2034	94,562	102,130
IFB Ser. 3149, Class SU, 12.867s, 2036	79,768	81,280
IFB Ser. 3065, Class DC, 12.446s, 2035	98,763	100,033
IFB Ser. 2990, Class WP, 10.652s, 2035	66,229	67,699
IFB Ser. 2990, Class LB, 10.629s, 2034	117,937	116,024
IFB Ser. 2927, Class SI, IO, 6.029s, 2035	158,147	21,560
IFB Ser. 2828, Class GI, IO, 5.029s, 2034	175,368	19,893
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	229,159	21,442
IFB Ser. 2869, Class SH, IO, 4.829s, 2034	86,072	6,701
IFB Ser. 2869, Class JS, IO, 4.779s, 2034	389,140	30,961
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	129,844	13,798
IFB Ser. 3203, Class SH, IO,
4.669s, 2036	129,567	14,612
IFB Ser. 2815, Class PT, IO,
4.579s, 2032	185,612	16,406
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	84,912	7,543

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3397, Class GS, IO,
4.529s, 2037	$131,486	$10,704
IFB Ser. 3297, Class BI, IO,
4.289s, 2037	545,192	52,633
IFB Ser. 3287, Class SD, IO,
4.279s, 2037	243,218	21,343
IFB Ser. 3281, Class BI, IO,
4.279s, 2037	104,625	9,757
IFB Ser. 3281, Class CI, IO,
4.279s, 2037	126,559	10,405
IFB Ser. 3249, Class SI, IO,
4.279s, 2036	91,675	8,940
IFB Ser. 3028, Class ES, IO,
4.279s, 2035	448,243	41,948
IFB Ser. 2922, Class SE, IO,
4.279s, 2035	216,939	17,480
IFB Ser. 3045, Class DI, IO,
4.259s, 2035	1,071,954	84,728
IFB Ser. 3236, Class ES, IO,
4.229s, 2036	154,137	12,618
IFB Ser. 3136, Class NS, IO,
4.229s, 2036	254,625	21,060
IFB Ser. 3118, Class SD, IO,
4.229s, 2036	351,806	23,994
IFB Ser. 3107, Class DC, IO,
4.229s, 2035	481,149	46,260
IFB Ser. 2927, Class ES, IO,
4.229s, 2035	123,955	10,785
IFB Ser. 2950, Class SM, IO,
4.229s, 2016	261,214	21,176
IFB Ser. 3256, Class S, IO, 4.219s, 2036	249,084	23,766
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	89,015	9,280
IFB Ser. 3244, Class SB, IO,
4.189s, 2036	151,325	13,673
IFB Ser. 3244, Class SG, IO,
4.189s, 2036	176,538	16,405
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	274,923	24,139
IFB Ser. 2962, Class BS, IO,
4.179s, 2035	516,820	40,557
IFB Ser. 3114, Class TS, IO,
4.179s, 2030	566,097	41,266
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	281,825	26,313
IFB Ser. 2990, Class LI, IO, 4.159s, 2034	175,531	16,737
IFB Ser. 3240, Class S, IO, 4.149s, 2036	597,582	53,647
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	249,323	19,634
IFB Ser. 3065, Class DI, IO,
4.149s, 2035	76,599	7,832
IFB Ser. 3145, Class GI, IO,
4.129s, 2036	231,693	22,663
IFB Ser. 3114, Class GI, IO,
4.129s, 2036	100,571	10,629
IFB Ser. 3339, Class JI, IO, 4.119s, 2037	452,595	33,711

28

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3218, Class AS, IO,
4.109s, 2036	$180,465	$15,281
IFB Ser. 3221, Class SI, IO,
4.109s, 2036	222,337	18,969
IFB Ser. 3202, Class PI, IO,
4.069s, 2036	611,279	52,936
IFB Ser. 3355, Class MI, IO,
4.029s, 2037	145,806	11,702
IFB Ser. 3201, Class SG, IO,
4.029s, 2036	280,743	24,202
IFB Ser. 3203, Class SE, IO,
4.029s, 2036	253,242	21,410
IFB Ser. 3171, Class PS, IO,
4.014s, 2036	233,502	19,295
IFB Ser. 3152, Class SY, IO,
4.009s, 2036	206,958	19,203
IFB Ser. 3284, Class BI, IO,
3.979s, 2037	173,505	14,124
IFB Ser. 3260, Class SA, IO,
3.979s, 2037	149,283	10,680
IFB Ser. 3199, Class S, IO, 3.979s, 2036	114,964	9,782
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	758,065	63,792
IFB Ser. 3281, Class AI, IO,
3.959s, 2037	714,523	60,959
IFB Ser. 3311, Class EI, IO,
3.939s, 2037	173,707	13,791
IFB Ser. 3311, Class IA, IO,
3.939s, 2037	258,518	22,541
IFB Ser. 3311, Class IB, IO,
3.939s, 2037	258,518	22,541
IFB Ser. 3311, Class IC, IO,
3.939s, 2037	258,518	22,541
IFB Ser. 3311, Class ID, IO,
3.939s, 2037	258,518	22,541
IFB Ser. 3311, Class IE, IO,
3.939s, 2037	374,219	32,629
IFB Ser. 3240, Class GS, IO,
3.909s, 2036	354,700	29,364
IFB Ser. 3339, Class TI, IO,
3.669s, 2037	283,129	21,694
IFB Ser. 3284, Class CI, IO,
3.649s, 2037	555,453	41,698
IFB Ser. 3016, Class SQ, IO,
3.639s, 2035	184,448	10,796
Ser. 246, PO, zero %, 2037	228,526	173,042
Ser. 3292, Class DO, PO, zero %, 2037	87,680	63,123
Ser. 3296, Class OK, PO, zero %, 2037	89,695	64,022
Ser. 3300, PO, zero %, 2037	78,492	60,138
Ser. 3252, Class LO, PO, zero %, 2036	114,939	86,701
Ser. 239, PO, zero %, 2036	438,241	326,743
Ser. 2587, Class CO, PO, zero %, 2032	189,790	149,981
FRB Ser. 3327, Class YF, zero %, 2037	114,770	113,931
FRB Ser. 3326, Class YF, zero %, 2037	67,092	68,272

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Freddie Mac
FRB Ser. 3241, Class FH, zero %, 2036	$72,431	$66,405
FRB Ser. 3231, Class XB, zero %, 2036	54,436	54,230
FRB Ser. 3147, Class SF, zero %, 2036	118,479	111,231
FRB Ser. 3003, Class XF, zero %, 2035	74,365	67,695
GE Capital Commercial Mortgage
Corp. 144A
Ser. 05-C2, Class XC, IO,
0.096s, 2043	4,474,646	29,293
Ser. 05-C3, Class XC, IO,
0.081s, 2045	10,561,679	44,810
Ser. 07-C1, Class XC, IO,
0.075s, 2019	11,895,846	67,410
GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F, 8.137s, 2036	44,000	45,011
Ser. 97-C1, Class X, IO, 1.356s, 2029	107,102	6,146
Ser. 05-C1, Class X1, IO, 0.187s, 2043	4,469,757	50,578
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	76,198
Ser. 06-C1, Class XC, IO, 0.08s, 2045	6,807,546	38,039
Government National
Mortgage Association
IFB Ser. 07-26, Class WS,
44.617s, 2037	206,241	323,637
IFB Ser. 07-38, Class AS, 31.91s, 2037	166,708	222,402
IFB Ser. 07-51, Class SP, 24.589s, 2037	85,522	100,213
IFB Ser. 07-44, Class SP, 23.468s, 2036	102,605	125,906
IFB Ser. 05-66, Class SP, 12.596s, 2035	80,688	80,647
IFB Ser. 05-7, Class JM, 11.261s, 2034	110,551	114,125
IFB Ser. 06-62, Class SI, IO,
4.898s, 2036	198,764	16,956
IFB Ser. 07-1, Class SL, IO,
4.878s, 2037	104,828	9,270
IFB Ser. 07-1, Class SM, IO,
4.868s, 2037	104,828	9,242
IFB Ser. 04-59, Class SC, IO,
4.729s, 2034	114,041	11,499
IFB Ser. 04-26, Class IS, IO,
4.729s, 2034	46,637	2,997
IFB Ser. 07-49, Class NY, IO,
4.618s, 2035	540,741	47,396
IFB Ser. 07-26, Class SG, IO,
4.368s, 2037	291,439	24,748
IFB Ser. 07-9, Class BI, IO,
4.338s, 2037	573,289	43,617
IFB Ser. 07-26, Class SD, IO,
4.329s, 2037	294,049	22,761
IFB Ser. 07-31, Class CI, IO,
4.328s, 2037	153,166	11,075
IFB Ser. 07-25, Class SA, IO,
4.318s, 2037	207,134	14,938

29

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-25, Class SB, IO,
4.318s, 2037	$340,453	$25,696
IFB Ser. 07-22, Class S, IO,
4.318s, 2037	160,008	14,943
IFB Ser. 07-11, Class SA, IO,
4.318s, 2037	146,701	11,991
IFB Ser. 07-14, Class SB, IO,
4.318s, 2037	308,655	25,276
IFB Ser. 05-84, Class AS, IO,
4.318s, 2035	63,337	5,252
IFB Ser. 07-51, Class SJ, IO,
4.268s, 2037	179,862	15,994
IFB Ser. 07-53, Class SY, IO,
4.253s, 2037	96,825	8,998
IFB Ser. 07-58, Class PS, IO,
4.218s, 2037	777,134	61,918
IFB Ser. 07-59, Class PS, IO,
4.188s, 2037	136,188	10,533
IFB Ser. 07-59, Class SP, IO,
4.188s, 2037	415,374	32,839
IFB Ser. 07-48, Class SB, IO,
4.179s, 2037	229,910	15,296
IFB Ser. 07-68, Class PI, IO,
4.168s, 2037	195,714	15,542
IFB Ser. 06-38, Class SG, IO,
4.168s, 2033	603,914	41,378
IFB Ser. 07-53, Class SG, IO,
4.118s, 2037	108,873	7,256
IFB Ser. 07-17, Class AI, IO,
4.079s, 2037	638,041	50,601
IFB Ser. 08-3, Class SA, IO,
4.068s, 2038	355,165	22,028
IFB Ser. 07-79, Class SY, IO,
4.068s, 2037	597,917	36,702
IFB Ser. 07-64, Class AI, IO,
4.068s, 2037	2,366,598	159,751
IFB Ser. 07-53, Class ES, IO,
4.068s, 2037	161,323	9,022
IFB Ser. 08-4, Class SA, IO,
4.034s, 2038	850,270	52,075
IFB Ser. 07-9, Class AI, IO,
4.029s, 2037	209,154	15,560
IFB Ser. 07-9, Class DI, IO,
4.028s, 2037	291,350	19,908
IFB Ser. 07-57, Class QA, IO,
4.018s, 2037	363,149	21,820
IFB Ser. 07-58, Class SA, IO,
4.018s, 2037	1,266,558	79,156
IFB Ser. 07-58, Class SC, IO,
4.018s, 2037	284,723	15,178
IFB Ser. 07-61, Class SA, IO,
4.018s, 2037	193,516	12,695
IFB Ser. 07-53, Class SC, IO,
4.018s, 2037	175,440	9,930

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 06-26, Class S, IO,
4.018s, 2036	$157,568	$12,441
IFB Ser. 06-28, Class GI, IO,
4.018s, 2035	284,660	20,225
IFB Ser. 07-58, Class SD, IO,
4.008s, 2037	282,261	14,837
IFB Ser. 07-59, Class SD, IO,
3.988s, 2037	694,859	42,370
IFB Ser. 07-36, IO, 3.988s, 2037	394,282	28,291
IFB Ser. 08-40, Class SA, IO,
3.929s, 2038	365,950	26,329
IFB Ser. 05-71, Class SA, IO,
3.889s, 2035	55,356	3,964
IFB Ser. 05-65, Class SI, IO,
3.868s, 2035	196,233	14,862
IFB Ser. 07-17, Class IC, IO,
3.779s, 2037	380,779	25,724
IFB Ser. 07-17, Class IB, IO,
3.768s, 2037	156,371	10,314
IFB Ser. 06-14, Class S, IO,
3.768s, 2036	220,906	15,147
IFB Ser. 06-11, Class ST, IO,
3.758s, 2036	138,101	9,291
IFB Ser. 07-25, Class KS, IO,
3.729s, 2037	98,204	7,505
IFB Ser. 07-21, Class S, IO,
3.729s, 2037	337,133	20,616
IFB Ser. 07-27, Class SD, IO,
3.718s, 2037	148,473	8,586
IFB Ser. 07-19, Class SJ, IO,
3.718s, 2037	252,554	14,719
IFB Ser. 07-23, Class ST, IO,
3.718s, 2037	299,979	16,811
IFB Ser. 07-8, Class SA, IO,
3.718s, 2037	249,768	16,160
IFB Ser. 07-9, Class CI, IO,
3.718s, 2037	380,183	22,492
IFB Ser. 07-7, Class EI, IO,
3.718s, 2037	276,555	16,097
IFB Ser. 07-7, Class JI, IO, 3.718s, 2037	392,692	25,938
IFB Ser. 07-1, Class S, IO, 3.718s, 2037	331,198	19,364
IFB Ser. 07-3, Class SA, IO,
3.718s, 2037	316,323	18,434
IFB Ser. 07-31, Class AI, IO,
3.709s, 2037	170,038	15,630
IFB Ser. 05-17, Class S, IO,
3.698s, 2035	55,874	3,946
IFB Ser. 07-43, Class SC, IO,
3.629s, 2037	217,373	12,747
IFB Ser. 04-41, Class SG, IO,
3.518s, 2034	56,005	2,279
FRB Ser. 07-49, Class UF, zero %, 2037	32,758	31,411
FRB Ser. 07-33, Class TB, zero %, 2037	70,533	62,890
FRB Ser. 07-35, Class UF, zero %, 2037	50,729	51,584

30

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Government National Mortgage
Association 144A IFB
Ser. 06-GG8, Class X, IO,
0.855s, 2039 (F)	$1,597,675	$50,227
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 4.041s, 2045	262,434	7,217
Greenwich Capital Commercial
Funding Corp.
Ser. 05-GG5, Class XC, IO, 0.083s,
2037 (F)	8,465,114	29,664
Greenwich Capital Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X, IO,
0.511s, 2039	2,898,200	52,530
Ser. 05-GG3, Class XC, IO,
0.175s, 2042	4,151,844	56,439
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.993s, 2045	187,000	181,470
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	178,000	177,645
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 (F)	59,000	58,611
Ser. 04-C1, Class X1, IO, 0.683s,
2028 (F)	2,362,859	18,671
Ser. 03-C1, Class X1, IO, 0.253s, 2040	624,421	12,338
Ser. 05-GG4, Class XC, IO, 0.219s,
2039 (F)	4,895,254	76,478
Ser. 06-GG6, Class XC, IO, 0.061s,
2038 (F)	2,554,422	6,902
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035 (F)	14,684	14,588
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	46,841	45,586
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	37,597	38,015
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	41,388	40,282
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	45,250	45,753
GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.835s, 2035 (F)	78,162	75,501
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.135s, 2037	619,713	511,263
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 2.593s, 2037 (F)	402,751	347,264
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
6.333s, 2036	91,718	73,191
FRB Ser. 07-AR9, Class 2A1,
6.077s, 2037	304,214	240,329
FRB Ser. 07-AR15, Class 1A1,
6.248s, 2037	306,596	242,211
FRB Ser. 07-AR11, Class 1A1,
5.65s, 2037 (F)	258,044	173,029

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1,
5.643s, 2036 (F)	$470,865	$353,224
FRB Ser. 05-AR5, Class 4A1,
5.456s, 2035	254,855	216,728
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.069s, 2036	272,651	209,968
FRB Ser. 06-A1, Class 5A1,
5.894s, 2036	213,951	171,161
FRB Ser. 06-A6, Class 1A1,
2.553s, 2036	147,724	108,158
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029 (F)	42,000	42,760
FRB Ser. 07-LD12, Class AM,
6.261s, 2051	406,000	376,183
FRB Ser. 07-LD12, Class A3,
6.189s, 2051	1,922,000	1,864,032
FRB Ser. 07-LD11, Class A3,
6.007s, 2049 (F)	234,000	225,702
Ser. 07-CB20, Class A3, 5.863s, 2051	469,000	450,681
Ser. 06-CB15, Class A4, 5.814s, 2043	258,000	250,540
Ser. 07-CB20, Class A4, 5.794s, 2051	302,000	288,739
Ser. 06-CB16, Class A4, 5.552s, 2045	207,000	197,557
Ser. 06-CB14, Class A4, 5.481s, 2044	217,000	209,066
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	73,135
Ser. 06-LDP8, Class X, IO,
0.762s, 2045	2,120,204	65,514
Ser. 06-CB17, Class X, IO,
0.701s, 2043	2,044,736	63,264
Ser. 06-LDP9, Class X, IO,
0.641s, 2047	3,053,034	73,702
Ser. 07-LDPX, Class X, IO,
0.526s, 2049	3,474,743	60,537
Ser. 06-CB16, Class X1, IO,
0.086s, 2045	2,416,809	31,419
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	9,917,571	7,748
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	43,841
Ser. 05-LDP1, Class X1, IO,
0.156s, 2046	2,809,459	22,167
Ser. 05-LDP2, Class X1, IO,
0.155s, 2042	7,005,337	104,239
Ser. 05-CB12, Class X1, IO,
0.131s, 2037	3,357,484	28,606
Ser. 05-LDP3, Class X1, IO,
0.095s, 2042	6,241,564	42,443
Ser. 06-CB14, Class X1, IO,
0.08s, 2044	4,072,416	14,946

31

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 05-LDP5, Class X1, IO,
0.068s, 2044	$16,027,754	$63,234
Ser. 07-CB20, Class X1, IO,
0.067s, 2051	6,063,046	69,179
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 (F)	35,110	32,965
Ser. 99-C1, Class G, 6.41s, 2031	37,135	26,915
Ser. 98-C4, Class H, 5.6s, 2035	50,000	49,153
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	599,000	593,850
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	78,669
Ser. 07-C7, Class XW, IO,
0.526s, 2045	592,831	13,889
LB-UBS Commercial Mortgage
Trust 144A
Ser. 06-C7, Class XW, IO,
0.914s, 2038	1,452,348	52,936
Ser. 03-C5, Class XCL, IO,
0.787s, 2037	1,202,052	20,417
Ser. 05-C2, Class XCL, IO,
0.184s, 2040	3,947,842	34,559
Ser. 05-C3, Class XCL, IO,
0.183s, 2040	2,607,640	44,494
Ser. 05-C5, Class XCL, IO,
0.139s, 2020	3,201,053	35,916
Ser. 05-C7, Class XCL, IO,
0.12s, 2040	3,833,802	26,834
Ser. 06-C1, Class XCL, IO,
0.106s, 2041	5,593,547	49,638
Ser. 06-C7, Class XCL, IO,
0.094s, 2038	2,562,556	36,224
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
3.421s, 2017	52,000	47,112
FRB Ser. 05-LLFA, Class J,
3.271s, 2018	20,000	17,200
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
26.025s, 2036	71,370	83,108
IFB Ser. 07-5, Class 4A3,
25.185s, 2037	116,938	131,669
IFB Ser. 07-4, Class 3A2, IO,
4.718s, 2037	184,214	15,258
IFB Ser. 06-5, Class 2A2, IO,
4.668s, 2036	316,457	24,847
IFB Ser. 07-4, Class 2A2, IO,
4.188s, 2037	741,670	61,185
IFB Ser. 07-1, Class 2A3, IO,
4.148s, 2037	1,011,155	87,536

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Lehman Mortgage Trust
IFB Ser. 06-9, Class 2A2, IO,
4.138s, 2037	$609,111	$50,980
IFB Ser. 07-5, Class 10A2, IO,
3.858s, 2037	366,969	22,965
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012	296,604	277,444
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.442s, 2034	6,542	5,070
FRB Ser. 04-13, Class 3A6,
3.788s, 2034	134,000	126,416
Ser. 04-03, Class 4AX, IO,
1.417s, 2034	94,116	541
Ser. 05-2, Class 7AX, IO,
0.168s, 2035	244,283	458
MASTR Alternative Loans Trust Ser. 06-3,
Class 1A1, 6 1/4s, 2036	188,350	141,263
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	58,333	62,165
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 3.103s, 2027	89,308	76,805
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.099s, 2049	7,911,451	94,777
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.971s, 2022	99,963	84,968
Ser. 06-1, Class X1A, IO, 1.565s, 2022	919,610	5,460
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.081s, 2030	31,000	31,905
FRB Ser. 05-A9, Class 3A1,
5.274s, 2035	207,949	203,409
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050	128,000	124,340
FRB Ser. 07-C1, Class A4, 6.023s, 2050	103,000	98,641
Ser. 05-MCP1, Class XC, IO,
0.127s, 2043	3,201,737	37,264
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.251s, 2039	817,410	15,448
Ser. 05-LC1, Class X, IO, 0.229s, 2044	1,705,445	11,613
Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	316,000	304,979
FRB Ser. 07-8, Class A2, 6.119s, 2049	226,000	222,165
Ser. 07-9, Class A4, 5.748s, 2049	630,000	593,499
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A
Ser. 07-7, Class X, IO, 0.137s, 2050	12,876,884	38,051
Ser. 06-1, Class X, IO, 0.132s, 2039	2,892,660	10,456
Ser. 06-3, Class XC, IO, 0.11s, 2046	3,208,493	43,636
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	117,137	27,484
Ser. 05-C3, Class X, IO, 5.555s, 2044	132,062	30,579
Ser. 06-C4, Class X, IO, 5.454s, 2016	557,060	146,638

32

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.693s, 2043	$936,925	$36,990
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.458s, 2043	76,000	78,039
FRB Ser. 06-IQ11, Class A4,
5.944s, 2042	258,000	251,900
FRB Ser. 07-IQ14, Class AM,
5.877s, 2049	139,000	124,918
Ser. 05-HQ6, Class A4A, 4.989s, 2042	191,000	182,236
Ser. 04-HQ4, Class A7, 4.97s, 2040 (F)	99,000	93,631
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	2,294	2,298
Ser. 04-RR, Class F5, 6s, 2039	100,000	66,000
Ser. 04-RR, Class F6, 6s, 2039	100,000	61,000
Ser. 07-HQ13, Class X1, IO,
0.823s, 2044	3,581,343	111,810
Ser. 05-HQ5, Class X1, IO,
0.168s, 2042	1,464,475	8,816
Ser. 05-HQ6, Class X1, IO,
0.116s, 2042	4,080,636	35,446
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.275s, 2035	180,677	132,708
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.198s, 2030	49,000	50,372
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.543s, 2035	23,189	21,112
Nomura Asset Acceptance Corp.
144A Ser. 04-R2, Class PT, 9.087s, 2034	18,387	20,789
Permanent Financing PLC 144A FRB
Ser. 9A, Class 3A, 2.796s, 2033
(United Kingdom)	195,000	190,125
Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 2.793s, 2033
(United Kingdom)	236,000	227,150
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032 (F)	187,000	184,720
Ser. 00-C2, Class J, 6.22s, 2033 (F)	49,000	44,754
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	66,016	65,914
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	396,622	354,977
IFB Ser. 07-A3, Class 2A2, IO,
4.208s, 2037	756,456	63,744
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	170,611	155,235
Saco I Trust FRB Ser. 05-10, Class 1A1,
2.743s, 2033 (F)	60,978	27,445
Salomon Brothers Mortgage
Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 0.794s, 2036	1,185,587	48,848
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	607,003	518,016
Ser. 04-8, Class 1A3, 6.199s, 2034	3,236	2,780

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)* continued

Principal amount		Value

Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 06-9, Class 1A1, 5.694s, 2036	$105,205	$82,617
FRB Ser. 05-18, Class 6A1, 5.247s,
2035 (F)	91,584	81,559
Ser. 05-9, Class AX, IO, 1.6s, 2035	916,189	20,156
Structured Adjustable Rate Mortgage
Loan Trust 144A
Ser. 04-NP2, Class A, 2.833s, 2034	45,205	41,250
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
3.768s, 2037	2,365,444	145,872
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,576,043	69,379
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO,
3.588s, 2045
(acquired 3/4/08, cost $48,906) ‡	723,825	41,580
Ser. 08-RF1, Class AI, IO, 2.948s, 2037	2,055,098	110,359
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	249,000	241,762
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	270,470
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	138,999
Ser. 06-C28, Class XC, IO, 0.564s, 2048	1,420,855	28,957
Ser. 07-C34, IO, 0.52s, 2046	1,635,934	35,336
Wachovia Bank Commercial Mortgage
Trust 144A
Ser. 03-C3, Class IOI, IO, 0.487s, 2035	736,809	19,821
Ser. 05-C18, Class XC, IO, 0 1/8s, 2042	3,740,879	31,012
Ser. 06-C27, Class XC, IO, 0.084s, 2045	2,758,633	28,414
Ser. 06-C23, Class XC, IO, 0.071s, 2045	2,897,975	15,852
Ser. 06-C26, Class XC, IO, 0.053s, 2045	1,709,768	4,736
WAMU Commercial Mortgage Securities
Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	6,597
Ser. 06-SL1, Class X, IO, 0.937s, 2043	362,429	13,569
WAMU Mortgage Pass-Through
Certificates FRB Ser. 04-AR1, Class A,
4.229s, 2034	31,079	28,593
WAMU Mortgage Pass-Through
Certificates 144A Ser. 04-RP1, Class 1S,
IO, 3.198s, 2034 (acquired 3/10/08,
cost $54,393) ‡	804,211	50,263
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s,
2036 (F)	110,655	106,216
Ser. 05-AR2, Class 2A1, 4.541s, 2035	58,433	55,534
Ser. 04-R, Class 2A1, 4.365s, 2034 (F)	57,659	55,524
Ser. 05-AR12, Class 2A5, 4.321s,
2035 (F)	855,000	783,825

Total collateralized mortgage obligations
(cost $46,720,950)		$47,547,817

33

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)*

Principal amount		Value

Basic Materials (0.8%)
AK Steel Corp. company guaranty
7 3/4s, 2012	$70,000	$70,175
Aleris International, Inc. company
guaranty 9s, 2014 ‡‡	55,000	43,794
Algoma Acquisition Corp. 144A
unsec. notes 9 7/8s, 2015 (Canada)	12,000	11,400
ARCO Chemical Co. debs. 10 1/4s, 2010	25,000	25,250
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN 6.926s, 2012	40,000	27,200
Century Aluminum Co. company
guaranty 7 1/2s, 2014	10,000	9,900
Clondalkin Acquisition BV 144A company
guaranty sr. sec. notes FRN 4.776s, 2013
(Netherlands)	75,000	66,000
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011 (Canada)	20,000	20,100
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty
4.027s, 2009	55,000	55,327
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	105,000	111,038
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 1/4s, 2015	50,000	51,625
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec.notes FRN 5.883s, 2015	20,000	20,005
Georgia-Pacific Corp. debs. 9 1/2s, 2011	52,000	52,845
Georgia-Pacific Corp. notes 8 1/8s, 2011	30,000	29,625
Georgia-Pacific Corp. sr. notes 8s, 2024	35,000	32,375
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)	45,000	46,744
Glancore Funding LLC 144A company
guaranty sr. unsec. unsub. notes 6s, 2014	480,000	458,520
Hercules, Inc. company guaranty
6 3/4s, 2029	10,000	9,700
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014	40,000	36,200
Huntsman International, LLC company
guaranty sr. unsec. sub. notes 7 7/8s, 2014	288,000	263,520
Huntsman, LLC company guaranty
11 5/8s, 2010	1,000	1,033
International Paper Co. bonds 7.95s, 2018	140,000	139,221
International Paper Co. bonds 7.4s, 2014	45,000	45,016
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	10,000	8,725
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	20,000	19,097
Metals USA, Inc. sec. notes 11 1/8s, 2015	45,000	46,800
Momentive Performance Materials, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2014	85,000	72,675
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	20,000	21,300
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014	20,000	20,900

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount			Value

Basic Materials continued
NewPage Corp. company guaranty
10s, 2012		$60,000	$60,750
NewPage Holding Corp. sr. notes FRN
9.986s, 2013 ‡‡		13,445	12,974
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		40,000	34,000
Novelis, Inc. company guaranty
7 1/4s, 2015		60,000	56,700
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	55,000	78,737
Smurfit-Stone Container
Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$30,000	24,000
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2015		140,000	134,050
Steel Dynamics, Inc. 144A sr. notes
7 3/4s, 2016		45,000	44,775
Steel Dynamics, Inc. 144A sr. notes
7 3/8s, 2012		40,000	40,000
Stone Container Corp. sr. notes
8 3/8s, 2012		5,000	4,388
Tube City IMS Corp. company guaranty
9 3/4s, 2015		35,000	32,288
Ucar Finance, Inc. company guaranty
10 1/4s, 2012		2,000	2,070
Verso Paper Holdings, LLC/ Verso
Paper, Inc. company guaranty
11 3/8s, 2016		25,000	23,688
Westvaco Corp. unsec. notes
7 1/2s, 2027		9,000	8,956
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)		35,000	33,008
			2,406,494

Capital Goods (0.6%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		18,000	17,460
Allied Waste North America, Inc.
sec. notes 6 1/2s, 2010		25,000	25,000
Baldor Electric Co. company guaranty
8 5/8s, 2017		25,000	25,063
Berry Plastics Corp. company guaranty
sr. sec. notes FRN 7.568s, 2015		220,000	210,650
Blount, Inc. sr. sub. notes 8 7/8s, 2012		30,000	30,000
Caterpillar Financial Services Corp.
sr. unsec. 4.85s, 2012		75,000	74,778
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.85s, 2017		65,000	66,571
Covidien International Finance SA
company guaranty sr. unsec. unsub.
notes 6.55s, 2037 (Luxembourg)		30,000	30,258
Covidien International Finance SA
company guaranty sr. unsec. unsub.
notes 6s, 2017 (Luxembourg)		35,000	35,423

34

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Capital Goods continued
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013	$28,000	$27,930
General Cable Corp. company guaranty
sr. unsec. notes FRN 5.073s, 2015	45,000	39,938
Greenbrier Cos., Inc. company guaranty
8 3/8s, 2015	29,000	27,623
Hawker Beechcraft Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017	25,000	25,000
Hawker Beechcraft Acquisition Co., LLC
sr. unsec. notes 8 7/8s, 2015 ‡‡	50,000	50,250
Hexcel Corp. sr. sub. notes 6 3/4s, 2015	45,000	43,763
L-3 Communications Corp. company
guaranty 7 5/8s, 2012	81,000	81,810
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	75,000	70,125
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 6 1/8s, 2014	24,000	22,500
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015	20,000	18,450
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)	135,000	151,790
Manitowoc Co., Inc. (The) sr. notes
7 1/8s, 2013	24,000	22,800
Owens-Brockway Glass Container,
Inc. company guaranty 6 3/4s, 2014 EUR	50,000	72,288
RBS Global, Inc. / Rexnord Corp.
company guaranty 9 1/2s, 2014	$85,000	82,025
Rexam PLC 144A bond 6 3/4s, 2013
(United Kingdom)	225,000	224,152
Ryerson Tull, Inc. 144A sec. notes
12s, 2015	119,000	118,108
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012	40,000	40,600
Terex Corp. company guaranty
7 3/8s, 2014	35,000	34,475
Titan International, Inc. company
guaranty 8s, 2012	65,000	63,700
United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	75,000	74,583
WCA Waste Corp. company guaranty
9 1/4s, 2014	20,000	20,050
		1,827,163

Communication Services (0.9%)
American Tower Corp. 144A sr. notes
7s, 2017	100,000	99,000
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	95,000	97,464
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	56,000	66,448
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038	220,000	207,960
AT&T, Inc. sr. unsec. unsub. notes
4.95s, 2013	65,000	64,764
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018	25,000	24,225

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Communication Services continued
Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	$95,000	$104,938
British Telecommunications PLC sr. unsec.
notes 5.15s, 2013 (United Kingdom)	110,000	107,542
Centennial Cellular Operating Co., LLC
company guaranty 10 1/8s, 2013	30,000	30,900
Centennial Communications Corp.
sr. notes 10s, 2013	10,000	10,150
Cincinnati Bell, Inc. company guaranty
7 1/4s, 2013	95,000	92,625
Citizens Communications Co. notes
9 1/4s, 2011	105,000	108,675
Cricket Communications, Inc. company
guaranty 9 3/8s, 2014	45,000	43,313
Cricket Communications, Inc. 144A
company guaranty sr. notes 10s, 2015	110,000	107,800
Hawaiian Telcom Communications, Inc.
company guaranty Ser. B, 9 3/4s, 2013	15,000	6,000
Inmarsat Finance PLC company guaranty
stepped-coupon zero % (10 3/8s,
11/15/08), 2012 (United Kingdom) ††	41,000	41,410
Intelsat Bermuda, Ltd. company guaranty
sr. unsec. notes 11 1/4s, 2016 (Bermuda)	105,000	106,444
Intelsat Intermediate Holding Co., Ltd.
company guaranty stepped-coupon
zero % (9 1/4s, 2/1/10), 2015 (Bermuda) ††	10,000	8,050
iPCS, Inc. company guaranty sr. sec.
notes FRN 4.998s, 2013	15,000	13,500
Level 3 Financing, Inc. company guaranty
9 1/4s, 2014	55,000	50,050
Level 3 Financing, Inc. company guaranty
8 3/4s, 2017	25,000	21,500
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	55,000	52,938
Nextel Communications, Inc. sr. notes
Ser. F, 5.95s, 2014	155,000	124,388
Nordic Telephone Co. Holdings
ApS 144A sr. sec. bond 8 7/8s, 2016
(Denmark)	75,000	73,500
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015	20,000	18,450
Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014	30,000	28,500
Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012	130,000	132,600
Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025	25,000	22,125
Rogers Wireless, Inc. sec. notes
6 3/8s, 2014 (Canada)	60,000	60,069
Rural Cellular Corp. sr. unsec. notes
9 7/8s, 2010	5,000	5,088
Rural Cellular Corp. sr. unsec. sub.
notes FRN 5.682s, 2013	25,000	25,313

35

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Communication Services continued
Syniverse Technologies, Inc. sr. sub.
notes Ser. B, 7 3/4s, 2013	$20,000	$18,800
Telecom Italia Capital SA company
guaranty 7.2s, 2036 (Luxembourg)	20,000	19,341
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	50,000	45,758
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	20,000	18,893
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	75,000	79,444
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	40,000	39,981
Telefonica Europe BV company
guaranty 8 1/4s, 2030 Netherlands)	5,000	5,740
Telus Corp. notes 8s, 2011 (Canada)	50,000	53,683
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014	35,000	35,788
Verizon Communications, Inc. sr. unsec.
notes 6.4s, 2038	40,000	37,350
Verizon Communications, Inc. sr. unsec.
notes 5.55s, 2016	135,000	131,496
Verizon New England, Inc. sr. notes
6 1/2s, 2011	50,000	51,391
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	49,027
Verizon Pennsylvania, Inc. debs.
8.35s, 2030	45,000	50,537
Verizon Virginia, Inc. debs. Ser. A,
4 5/8s, 2013	30,000	29,177
Vodafone Group PLC unsec. notes 6.15s,
2037 (United Kingdom)	90,000	83,969
West Corp. company guaranty 11s, 2016	15,000	12,675
West Corp. company guaranty 9 1/2s, 2014	25,000	22,500
Windstream Corp. company guaranty
8 5/8s, 2016	65,000	64,838
Windstream Corp. company guaranty
8 1/8s, 2013	35,000	34,913
		2,841,030

Conglomerates (—%)
General Electric Co. sr. unsec. notes
5 1/4s, 2017	45,000	43,260
Textron, Inc. sr. unsec. 5.6s, 2017	80,000	79,898
		123,158

Consumer Cyclicals (1.2%)
Allison Transmission 144A company
guaranty 11s, 2015	20,000	17,900
American Media, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2011	5,000	4,000
American Media, Inc. company guaranty
sr. unsec. sub. notes Ser. B, 10 1/4s, 2009	50,000	40,250
American Media, Inc. 144A company
guaranty sr. unsec. sub. notes 8 7/8s, 2011	182	148
American Media, Inc. 144A company
guaranty sr. unsec. sub. notes 10 1/4s, 2009	1,818	1,463

CORPORATE BONDS AND NOTES (10.9%)* continued

	Principal amount	Value

Consumer Cyclicals continued
Aramark Corp. company guaranty
8 1/2s, 2015	$50,000	$49,000
ArvinMeritor, Inc. sr. unsec. notes
8 1/8s, 2015	30,000	23,550
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	65,000	64,350
Autonation, Inc. company guaranty
7s, 2014	10,000	8,900
Autonation, Inc. company guaranty
sr. unsec. notes FRN 4.713s, 2013	10,000	8,450
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	45,000	29,531
Boyd Gaming Corp. sr. sub. notes
7 1/8s, 2016	45,000	33,188
CanWest Media, Inc. company guaranty
8s, 2012 (Canada)	56,690	50,454
Cenveo Corp. 144A company guaranty
sr. unsec. notes 10 1/2s, 2016	100,000	99,000
Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) †	25,000	10,625
Corrections Corporation of America
sr. notes 7 1/2s, 2011	35,000	35,175
D.R. Horton, Inc. company guaranty
8s, 2009	35,000	34,913
D.R. Horton, Inc. company
guaranty sr. unsub. notes 5s, 2009	50,000	49,063
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	28,800
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	25,500
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	5,000	5,185
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011	50,000	50,987
Dana Corp. bonds 5.85s, 2015 (Escrow)	55,000	3,163
Federated Department Stores, Inc.
company guaranty sr. unsec. notes
6 5/8s, 2011	665,000	656,092
Ford Motor Credit Co., LLC notes
7 7/8s, 2010	60,000	51,789
Ford Motor Credit Co., LLC notes
6 3/8s, 2008	45,000	44,227
Ford Motor Credit Co., LLC sr. notes
9 7/8s, 2011	185,000	155,416
Ford Motor Credit Co., LLC unsec. notes
7 3/8s, 2009	20,000	18,216
Goodyear Tire & Rubber Co. (The) notes
7.857s, 2011	4,000	3,975
Goodyear Tire & Rubber Co. (The) sr.
notes 9s, 2015	40,000	39,900
Hanesbrands, Inc. company guaranty sr.
unsec. notes FRN Ser. B, 6.508s, 2014	40,000	37,200
Host Marriott LP sr. notes Ser. M, 7s,
2012 (R)	100,000	94,500

36

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Consumer Cyclicals continued
Isle of Capri Casinos, Inc. company
guaranty 7s, 2014	$20,000	$14,100
JC Penney Co., Inc. debs. 7.65s, 2016	50,000	50,053
Jostens IH Corp. company guaranty
7 5/8s, 2012	50,000	49,125
K. Hovnanian Enterprises, Inc. sr. notes
8 5/8s, 2017	5,000	3,650
KB Home company guaranty 6 3/8s, 2011	235,000	216,200
Lamar Media Corp. company guaranty
7 1/4s, 2013	55,000	52,869
Lear Corp. company guaranty 8 1/2s, 2013	45,000	37,181
Levi Strauss & Co. sr. unsec. notes
8 7/8s, 2016	30,000	29,175
Levi Strauss & Co. sr. unsec. unsub. notes
9 3/4s, 2015	50,000	50,250
Marriott International, Inc. notes
6 3/8s, 2017	42,000	39,686
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	10,000	9,405
Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015	50,000	44,125
Meritage Homes Corp. company guaranty
6 1/4s, 2015	55,000	44,138
Meritor Automotive, Inc. notes 6.8s, 2009	69,000	67,879
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	15,000	14,813
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	85,263
Michaels Stores, Inc. company guaranty
11 3/8s, 2016	45,000	35,775
Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	30,000	29,700
Neiman-Marcus Group, Inc. company
guaranty 9s, 2015	100,000	98,750
NTK Holdings, Inc. sr. disc. notes
zero %, 2014	45,000	20,475
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	29,313
Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	35,000	26,775
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	45,000	44,213
Quebecor Media, Inc. sr. unsec. notes
Ser. *, 7 3/4s, 2016 (Canada)	10,000	9,300
R.H. Donnelley, Inc. 144A company
guaranty sr. unsec. notes 11 3/4s, 2015	47,000	42,770
Reader’s Digest Association, Inc. (The)
144A sr. sub. notes 9s, 2017	35,000	25,550
Realogy Corp. company guaranty sr.
unsec. notes 10 1/2s, 2014 (R)	120,000	83,400
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	15,000	12,300
Starwood Hotels & Resorts Worldwide,
Inc. sr. unsec. notes 6 1/4s, 2013	65,000	62,762
Station Casinos, Inc. sr. notes 6s, 2012	90,000	71,550

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Consumer Cyclicals continued
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014	$20,000	$17,650
Tenneco Automotive, Inc. sec. notes
Ser. B, 10 1/4s, 2013	3,000	3,139
Tenneco, Inc. 144A sr. unsec. notes
8 1/8s, 2015	10,000	9,050
Texas Industries, Inc. sr. unsec. notes
7 1/4s, 2013	45,000	44,775
THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	75,000	48,000
THL Buildco, Inc. (Nortek Holdings, Inc.)
144A sr. sec. notes 10s, 2013	35,000	33,425
Toll Brothers, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2011	205,000	198,850
Tropicana Entertainment, LLC sr. sub.
notes 9 5/8s, 2014 (In default) †	35,000	16,625
Trump Entertainment Resorts, Inc. sec.
notes 8 1/2s, 2015	105,000	65,363
UCI Holdco, Inc. sr. unsec. notes FRN
10.276s, 2013 ‡‡	52,364	44,509
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	40,000	35,000
Vertis, Inc. company guaranty Ser. B,
10 7/8s, 2009 (In default) †	110,000	48,400
Vertis, Inc. 144A unsec. sub. notes 13 1/2s,
2009 (In default) †	5,000	175
VF Corp. sr. unsec. 5.95s, 2017	40,000	39,321
Vulcan Materials Co. sr. unsec. unsub.
notes 5.6s, 2012	50,000	49,646
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	85,000	77,775
Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015	30,000	23,400
		3,930,558

Consumer Staples (1.6%)
Adelphia Communications Corp. escrow
bonds zero %, 2010	55,000	4,538
Affinion Group, Inc. company guaranty
11 1/2s, 2015	35,000	34,913
Affinion Group, Inc. company guaranty
10 1/8s, 2013	55,000	55,138
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	48,400
AMC Entertainment, Inc. company
guaranty 11s, 2016	60,000	59,400
AMC Entertainment, Inc. sr. sub. notes
8s, 2014	20,000	17,750
Avis Budget Car Rental, LLC company
guaranty 7 3/4s, 2016	30,000	23,025
Avis Budget Car Rental, LLC company
guaranty 7 5/8s, 2014	20,000	16,000
British Sky Broadcasting PLC company
guaranty 6 7/8s, 2009 (United Kingdom)	545,000	553,262
Buffets, Inc. company guaranty 12 1/2s,
2014 (In default) †	15,000	225

37

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

	Principal amount	Value

Consumer Staples continued
Campbell Soup Co. debs. 8 7/8s, 2021	$50,000	$65,215
CCH II, LLC sr. unsec. notes
10 1/4s, 2010	84,000	81,270
CCH II, LLC sr. unsec. notes Ser. B,
10 1/4s, 2010	101,000	97,465
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	35,000	28,525
Chiquita Brands International, Inc. sr.
unsec. unsub. notes 8 7/8s, 2015	5,000	4,375
Church & Dwight Co., Inc. company
guaranty 6s, 2012	40,000	38,400
Cinemark, Inc. sr. disc. notes
stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	65,000	61,750
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	10,000	6,000
ConAgra Foods, Inc. unsec. notes
7 7/8s, 2010	160,000	169,133
Cox Communications, Inc. notes
7 1/8s, 2012	70,000	73,063
Cox Communications, Inc. 144A notes
5 7/8s, 2016	55,000	53,731
Cox Enterprises, Inc. 144A notes
7 7/8s, 2010	35,000	36,894
CSC Holdings, Inc. debs. Ser. B,
8 1/8s, 2009	125,000	125,938
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	5,000	4,700
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011	5,000	4,900
CVS Caremark, Corp. sr. unsec. FRN
6.302s, 2037	100,000	85,750
CVS Caremark, Corp. 144A
pass-through certificates 6.117s, 2013	92,121	91,314
Dean Foods Co. company guaranty
7s, 2016	30,000	26,025
Del Monte Corp. company guaranty
6 3/4s, 2015	70,000	66,675
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	10,000	10,150
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	35,000	35,305
Diageo Capital PLC company guaranty
5 3/4s, 2017 (United Kingdom)	55,000	54,284
Diageo Capital PLC company guaranty
5.2s, 2013 (United Kingdom)	25,000	25,029
Diageo PLC company guaranty 8s, 2022	40,000	45,581
DirecTV Holdings, LLC company guaranty
6 3/8s, 2015	163,000	152,813
DirecTV Holdings, LLC 144A sr. notes
7 5/8s, 2016	25,000	24,625
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	40,005
Echostar DBS Corp. company guaranty
7s, 2013	35,000	33,338

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Consumer Staples continued
Echostar DBS Corp. company guaranty
6 5/8s, 2014	$5,000	$4,625
Echostar DBS Corp. sr. notes 6 3/8s, 2011	145,000	139,925
Elizabeth Arden, Inc. company guaranty
7 3/4s, 2014	55,000	51,563
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 6s, 2037	65,000	60,544
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 5.55s, 2017	15,000	14,661
Hertz Corp. company guaranty
8 7/8s, 2014	65,000	59,475
Idearc, Inc. company guaranty 8s, 2016	120,000	75,450
Ion Media Networks, Inc. 144A sr. sec.
notes 8.963s, 2013	20,000	12,900
Ion Media Networks, Inc. 144A sr. sec.
notes 5.963s, 2012	20,000	17,000
Jarden Corp. company guaranty
7 1/2s, 2017	35,000	30,450
Kellogg Co. sr. unsub. 5 1/8s, 2012	10,000	10,112
Kroger Co. company guaranty 6.4s, 2017	55,000	56,098
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	43,556
McDonald’s Corp. sr. unsec. bond
6.3s, 2037	40,000	39,783
McDonald’s Corp. sr. unsec. bond
5.8s, 2017	20,000	20,313
News America Holdings, Inc. company
guaranty 7 3/4s, 2024	50,000	54,025
News America Holdings, Inc. debs.
7 3/4s, 2045	165,000	176,066
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty 10s, 2014	1,000	1,008
Nielsen Finance LLC/Nielsen Finance Co.
company guaranty stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	30,000	20,625
Nielsen Finance LLC/Nielsen Finance Co.
144A company guaranty sr. unsec. notes
10s, 2014	34,000	35,063
OSI Restaurant Partners, Inc. 144A
sr. notes 10s, 2015	20,000	12,950
Pilgrim’s Pride Corp. sr. unsec. notes
7 5/8s, 2015	5,000	4,113
Pinnacle Foods Finance LLC sr. notes
9 1/4s, 2015	20,000	17,600
Pinnacle Foods Finance LLC sr. sub. notes
10 5/8s, 2017	20,000	16,000
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012	45,000	45,000
R.H. Donnelley Corp. sr. unsec. unsub.
notes 8 7/8s, 2017	1,000	595
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	45,000	45,675
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	55,000	56,855

38

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

	Principal amount	Value

Consumer Staples continued
Rite Aid Corp. company guaranty
9 3/8s, 2015	$33,000	$22,110
Rite Aid Corp. sec. notes 7 1/2s, 2017	40,000	32,300
Sara Lee Corp. sr. unsec. unsub. notes
6 1/4s, 2011	50,000	51,190
Sinclair Broadcast Group, Inc. company
guaranty 8s, 2012	15,000	15,113
Sirius Satellite Radio, Inc. sr. unsec.
notes 9 5/8s, 2013	40,000	32,400
Spectrum Brands, Inc. company guaranty
7 3/8s, 2015	60,000	37,800
Spectrum Brands, Inc. company guaranty
sr. unsec. sub. notes stepped-coupon
11 1/2s (12s, 10/2/08), 2013 †† ‡‡	30,000	24,600
Supervalu, Inc. sr. notes 7 1/2s, 2014	40,000	40,050
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	215,000	233,394
TCI Communications, Inc. debs.
9.8s, 2012	20,000	22,544
TCI Communications, Inc. debs.
7 7/8s, 2013	70,000	75,132
Tesco PLC 144A sr. unsec. unsub. notes
6.15s, 2037 (United Kingdom)	100,000	92,690
Time Warner, Inc. debs. 9.15s, 2023	40,000	45,892
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	142,751
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	15,000	13,500
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	45,000	44,550
Universal Corp. MTNC notes 5.2s, 2013	460,000	441,961
Univision Communications, Inc. 144A
company guaranty unsec. notes 9 3/4s,
2015 ‡‡	30,000	22,050
Viacom, Inc. sr. notes 5 3/4s, 2011	30,000	30,070
Young Broadcasting, Inc. company
guaranty 10s, 2011	30,000	16,800
Yum! Brands, Inc. sr. unsec. unsub.
6 1/4s, 2018	40,000	39,004
		4,952,835

Energy (0.9%)
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	18,000	18,020
Arch Western Finance, LLC sr. notes
6 3/4s, 2013	115,000	112,700
Chaparral Energy, Inc. company guaranty
sr. unsec. notes 8 7/8s, 2017	50,000	43,375
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	110,000	110,000
Chesapeake Energy Corp. sr. unsec. notes
7 5/8s, 2013	45,000	45,113
Complete Production Services, Inc.
company guaranty 8s, 2016	60,000	59,925
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	70,000	68,775

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Energy continued
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	$40,000	$39,300
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	25,000	26,375
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015	40,000	39,800
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014	5,000	4,938
El Paso Natural Gas Co. sr. unsec. notes
5.95s, 2017	10,000	9,649
Encore Acquisition Co. sr. sub. notes
6s, 2015	79,000	74,260
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	85,000	84,976
Enterprise Products Operating LP
company uaranty FRB 7.034s, 2068	35,000	30,599
EOG Resources, Inc. sr. unsec. notes
5 7/8s, 2017	40,000	40,270
EXCO Resources, Inc. company guaranty
7 1/4s, 2011	20,000	19,650
Forest Oil Corp. sr. notes 8s, 2011	65,000	66,950
Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Luxembourg)	100,000	89,750
Harvest Operations Corp. sr. notes
7 7/8s, 2011 Canada)	45,000	42,750
Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016	70,000	71,750
Hess Corp. bonds 7 7/8s, 2029	55,000	63,080
Hilcorp Energy I LP/Hilcorp Finance Co.
144A sr. unsec. notes 9s, 2016	15,000	15,263
Hornbeck Offshore Services, Inc. sr. notes
Ser. B, 6 1/8s, 2014	10,000	9,600
Inergy LP/Inergy Finance Corp. sr. unsec.
notes 6 7/8s, 2014	85,000	79,050
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	51,863
Key Energy Services, Inc. 144A sr. notes
8 3/8s, 2014	25,000	25,500
Massey Energy Co. sr. notes 6 5/8s, 2010	45,000	45,000
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	15,000	15,548
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	30,000	27,600
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2014	40,000	37,600
Nexen, Inc. unsec. unsub. notes 6.4s,
2037 (Canada)	35,000	33,139
Offshore Logistics, Inc. company guaranty
6 1/8s, 2013	35,000	33,688
OPTI Canada, Inc. company guaranty
sr. sec. notes 8 1/4s, 2014 (Canada)	40,000	39,800
Peabody Energy Corp. company guaranty
7 3/8s, 2016	110,000	109,725
Peabody Energy Corp. sr. notes
5 7/8s, 2016	50,000	47,000

39

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

	Principal amount	Value

Energy continued
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	$95,000	$97,375
Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	20,000	21,150
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	5,000	5,038
Plains Exploration & Production Co.
company guaranty 7s, 2017	40,000	38,400
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	80,000	82,534
Pride International, Inc. sr. unsec. notes
7 3/8s, 2014	60,000	59,850
Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	30,000	27,938
Sabine Pass LNG LP sec. notes
7 1/2s, 2016	100,000	90,000
SandRidge Energy, Inc. sr. notes 8s, 2018	75,000	75,375
SandRidge Energy, Inc. 144A company
guaranty sr. unsec. FRN 6.323s, 2014	15,000	14,720
SandRidge Energy, Inc. 144A company
guaranty sr. unsec. notes 8 5/8s, 2015 ‡‡	45,000	46,125
Stallion Oilfield Services/Stallion Oilfield
Finance Corp. 144A sr. unsec. notes
9 3/4s, 2015	70,000	59,850
Sunoco, Inc. notes 4 7/8s, 2014	30,000	28,323
Targa Resources, Inc. company guaranty
sr. unsec. notes 8 1/2s, 2013	70,000	68,600
Tesoro Corp. company guaranty
6 1/2s, 2017	60,000	53,850
Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds
6.8s, 2037	15,000	15,018
Weatherford International, Inc. company
guaranty sr.unsec. unsub. bonds
6.35s, 2017	25,000	25,322
Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	40,000	39,139
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	20,000	19,350
Whiting Petroleum Corp. company
guaranty 7s, 2014	30,000	29,438
Williams Cos., Inc. (The) sr. unsec.
notes 7 5/8s, 2019	75,000	78,750
Williams Cos., Inc. (The) 144A notes
6 3/8s, 2010	10,000	10,100
		2,718,626

Financial (2.1%)
American Express Bank FSB notes
Ser. BKN1, 5.55s, 2012	250,000	247,309
American Express Co. sr. unsec. notes
6.15s, 2017	50,000	48,837
American International Group, Inc. jr.
sub. bond 6 1/4s, 2037	125,000	98,458

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Financial continued
Ameriprise Financial, Inc. jr. sub. FRN
7.518s, 2066	$80,000	$67,464
Amvescap PLC company guaranty
5 5/8s, 2012	30,000	28,808
Bank of New York Mellon Corp. (The)
sr. unsec. unsub. notes Ser. G, 4.95s, 2012	35,000	34,898
BankAmerica Capital III bank guaranty jr.
unsec. FRN Ser. *, 3.283s, 2027	115,000	90,864
Bear Stearns Cos., Inc. (The) notes Ser.
MTN, 6.95s, 2012	105,000	109,176
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 4.476s, 2012
(Cayman Islands)	93,750	90,433
Capital One Financial Corp. sr. unsec.
unsub. notes FRN Ser. MTN, 2.976s, 2009	45,000	42,003
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	195,000	96,281
CIT Group, Inc. sr. notes 5.4s, 2013	10,000	7,603
CIT Group, Inc. sr. notes 5s, 2014	85,000	61,037
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	41,000	39,708
Citigroup, Inc. sub. notes 5s, 2014	79,000	73,167
CNA Financial Corp. unsec. notes
6 1/2s, 2016	35,000	33,736
CNA Financial Corp. unsec. notes 6s, 201 1	35,000	35,153
Credit Suisse Guernsey Ltd. jr. sub. FRN
5.86s, 2049 (Guernsey)	84,000	70,026
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	55,000	46,343
Developers Diversified Realty Corp.
unsec. notes 5 3/8s, 2012 (R)	20,000	18,763
Dresdner Funding Trust I 144A bonds
8.151s, 2031	100,000	83,447
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	25,000	23,806
E*Trade Financial Corp. sr. unsec. notes
8s, 2011	25,000	23,000
Equity One, Inc. notes 5 3/8s, 2015 (R)	35,000	30,942
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	65,000	58,084
Fleet Capital Trust V bank guaranty FRN
3.764s, 2028	170,000	139,742
Fund American Cos., Inc. notes
5 7/8s, 2013	65,000	63,086
GATX Financial Corp. notes 5.8s, 2016	25,000	23,983
General Electric Capital Corp. sr. unsec.
5 5/8s, 2017	185,000	180,917
General Electric Capital Corp. sr. unsec.
notes 5 7/8s, 2038	175,000	158,597
General Electric Capital Corp. sub. notes
FRN 6 3/8s, 2067	100,000	94,581
GMAC, LLC sr. unsec. unsub. notes
6 7/8s, 2011	125,000	89,822
GMAC, LLC sr. unsec. unsub. notes
7 3/4s, 2010	40,000	34,205
GMAC, LLC sr. unsec. unsub. notes
7s, 2012	55,000	38,419

40

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

	Principal amount	Value

Financial continued
GMAC, LLC sr. unsec. unsub. notes
6 7/8s, 2012	$95,000	$65,054
GMAC, LLC sr. unsec. unsub. notes
6 3/4s, 2014	105,000	69,347
GMAC, LLC sr. unsec. unsub. notes
6 5/8s, 2012	10,000	6,781
GMAC, LLC sr. unsec. unsub. notes
FRN 4.882s, 2014	15,000	9,860
GMAC, LLC sr. unsec. unsub. notes
FRN 3.926s, 2009	170,000	159,846
Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	70,000	70,423
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	180,000	166,638
Health Care REIT, Inc. sr. notes
6s, 2013 (R)	20,000	18,659
Highwood Properties, Inc. sr. unsec.
bonds 5.85s, 2017 (R)	60,000	51,819
Hospitality Properties Trust notes
6 3/4s, 2013 (R)	35,000	33,247
HRPT Properties Trust bonds
5 3/4s, 2014 (R)	25,000	23,259
HRPT Properties Trust notes
6 1/4s, 2016 (R)	25,000	22,949
HSBC Finance Capital Trust IX FRN
5.911s, 2035	200,000	160,330
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	255,000	232,454
HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	10,000	8,200
HUB International Holdings, Inc. 144A
sr. unsec. unsub. notes 9s, 2014	10,000	9,050
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	110,000	90,512
iStar Financial, Inc. sr. unsec. notes Ser. B,
4 7/8s, 2009 (R)	175,000	168,000
JPMorgan Chase & Co. sr. notes 6s, 2018	165,000	160,733
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	75,000	69,180
JPMorgan Chase Capital XXV bonds
6.8s, 2037	85,000	76,295
Lehman Brothers Holdings, Inc. sub.
notes 6 3/4s, 2017	195,000	183,188
Lender Processing Services, Inc. 144A
sr. unsec. notes 8 1/8s, 2016	97,000	97,121
Leucadia National Corp. sr. unsec. notes
8 1/8s, 2015	15,000	15,075
Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017	30,000	28,650
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	145,000	141,433
Liberty Mutual Insurance 144A notes
7.697s, 2097	100,000	84,847
Lincoln National Corp. jr. unsec. sub. deb.
FRB 7s, 2066	40,000	36,435

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Financial continued
Lincoln National Corp. sr. unsec. notes
6.3s, 2037	$35,000	$32,918
Loews Corp. notes 5 1/4s, 2016	25,000	24,184
Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	95,000	97,391
Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	60,000	58,250
Merrill Lynch & Co., Inc. notes 5.45s, 2013	115,000	107,927
Merrill Lynch & Co., Inc. notes FRN Ser.
MTN, 3.12s, 2011	50,000	45,612
MetLife Capital Trust X 144A collateral
trust FRB 9 1/4s, 2068	200,000	226,048
Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	25,000	24,722
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	30,000	30,381
Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 (R)	75,000	73,425
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	45,087
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	25,000	17,875
Nuveen Investments, Inc. 144A sr. notes
10 1/2s, 2015	25,000	23,063
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	60,000	62,696
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	25,000	23,545
Prudential Financial, Inc. jr. unsec. sub.
notes FRN 8 7/8s, 2038	95,000	94,035
Prudential Financial, Inc. notes Ser. MTN,
6s, 2017	50,000	48,494
Prudential Holdings LLC 144A bonds
8.695s, 2023	100,000	116,301
Regency Centers LP sr. unsec. 5 7/8s, 2017	40,000	37,022
Rouse Co LP/TRC Co-Issuer Inc. 144A
sr. notes 6 3/4s, 2013 (R)	30,000	27,031
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	27,562
Royal Bank of Scotland Group PLC jr.
sub. notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	100,000	91,134
Simon Property Group LP unsub. bonds
5 3/4s, 2015 (R)	17,000	16,499
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	140,000	129,543
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	31,060
State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB
3.776s, 2037	75,000	57,580
Travelers Cos., Inc. (The) sr. unsec. notes
6 1/4s, 2037	45,000	41,466
Unitrin, Inc. sr. notes 6s, 2017	45,000	40,485
USI Holdings Corp. 144A sr. unsec. notes
FRN 6.551s, 2014	5,000	4,175
VTB Capital SA 144A notes 6 7/8s, 2018
(Luxembourg)	192,000	187,200

41

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Financial continued
Wells Fargo & Co. sr. note 4 3/8s, 2013	$125,000	$121,038
Westfield Group sr. notes 5.7s, 2016
(Australia)	40,000	37,353
Westpac Capital Trust III 144A sub. notes
FRN 5.819s, 2049 (Australia)	60,000	55,320
Willis Group North America, Inc.
company uaranty 6.2s, 2017	35,000	30,928
		6,729,433

Health Care (0.6%)
Accellent, Inc. company guaranty
10 1/2s, 2013	15,000	13,725
Aetna, Inc. sr. unsec. unsub. notes
6 3/4s, 2037	300,000	284,136
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	105,000	107,625
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	95,000	95,594
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	52,800
Elan Finance PLC/Elan Finance Corp.
company guaranty 7 3/4s, 2011 (Ireland)	65,000	63,944
HCA, Inc. company guaranty sr. sec. notes
9 5/8s, 2016 ‡‡	60,000	61,800
HCA, Inc. sr. sec. notes 9 1/4s, 2016	75,000	77,250
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	132,000	130,020
Health Management Associates, Inc.
sr. notes 6 1/8s, 016	15,000	13,125
Healthsouth Corp. company guaranty
10 3/4s, 2016	25,000	26,875
Hospira, Inc. sr. notes 6.05s, 2017	30,000	28,952
Hospira, Inc. sr. notes 5.55s, 2012	45,000	44,209
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	20,000	20,200
Omnicare, Inc. company guaranty
6 3/4s, 2013	20,000	18,800
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	9,250
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	45,750
Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	45,000	44,550
Select Medical Corp. company guaranty
7 5/8s, 2015	55,000	48,263
Service Corporation International sr.
unsec. unsub. notes 6 3/4s, 2016	80,000	75,800
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013	60,000	57,000
Sun Healthcare Group, Inc. company
guaranty sr. unsec. unsub. notes
9 1/8s, 2015	35,000	35,000
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	11,700
Surgical Care Affiliates, Inc. 144A
sr. unsec. notes 8 7/8s, 2015 ‡‡	15,000	13,125
Tenet Healthcare Corp. notes 7 3/8s, 2013	65,000	61,100

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Health Care continued
Tenet Healthcare Corp. sr. notes
9 1/4s, 2015	$5,000	$4,900
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	64,000	61,280
UnitedHealth Group, Inc. bonds
6 7/8s, 2038	20,000	18,906
UnitedHealth Group, Inc. sr. unsec.
notes 6s, 2018	35,000	33,857
UnitedHealth Group, Inc. sr. unsec.
notes 5 1/2s, 2012	45,000	44,160
US Oncology Holdings, Inc. sr. unsec.
notes FRN 7.949s, 2012 ‡‡	21,000	17,115
US Oncology, Inc. company guaranty
9s, 2012	40,000	39,700
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	50,000	49,500
Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 (R)	50,000	52,375
Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 (R)	25,000	24,000
		1,786,386

Other (0.1%)
Dow Jones CDX NA HY pass-through
certificates Ser. 5-T1, 8 3/4s, 2010	384,000	394,560

Technology (0.7%)
Activant Solutions, Inc. company guaranty
9 1/2s, 2016	15,000	11,850
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	58,000	50,025
Amkor Technologies, Inc. sr. notes
7 3/4s, 2013	53,000	49,158
Arrow Electronics, Inc. debs. 7 1/2s, 2027	35,000	34,551
Avnet, Inc. notes 6s, 2015	35,000	33,929
Celestica, Inc. sr. sub. notes 7 7/8s, 2011
(Canada)	20,000	20,000
Celestica, Inc. sr. sub. notes 7 5/8s, 2013
(Canada)	20,000	19,200
Ceridian Corp. 144A sr. unsec. notes
11 1/4s, 2015	40,000	36,300
Compucom Systems, Inc. sr. sub. notes
12 1/2s, 2015	30,000	27,450
Computer Sciences Corp. 144A sr. unsec.
notes 6 1/2s, 2018	435,000	437,107
Electronic Data Systems Corp. sr. sec.
notes Ser. B, 6 1/2s, 2013	75,000	76,946
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6.8s, 2017	45,000	45,524
Fiserv, Inc. sr. unsec. unsub. notes company
guaranty 6 1/8s, 2012	45,000	45,227
Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	60,000	48,750
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
9 1/8s, 2014 ‡‡	45,000	34,988

42

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Technology continued
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
10 1/8s, 2016	$45,000	$34,313
IBM Corp. sr. unsec. notes 5.7s, 2017	100,000	101,415
Iron Mountain, Inc. company guaranty
8 3/4s, 2018	15,000	15,450
Iron Mountain, Inc. company guaranty
sr. unsec. sub. notes 8s, 2020	95,000	93,456
Iron Mountain, Inc. sr. sub. notes
8 1/4s, 2011	80,000	80,100
Lucent Technologies, Inc. unsec. debs.
6.45s, 2029	45,000	34,425
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	60,000	47,202
Motorola, Inc. sr. unsec. notes 6s, 2017	30,000	26,223
Nortel Networks, Ltd. company guaranty
sr. unsec. notes 10 3/4s, 2016 (Canada)	15,000	14,850
Nortel Networks, Ltd. company guaranty
144A sr. unsec. notes 10 3/4s, 2016 (Canada)	29,000	28,710
Nortel Networks, Ltd. company guaranty
sr. unsec. notes FRN 6.963s, 2011
(Canada)	40,000	37,800
NXP BV/NXP Funding, LLC sec. notes
7 7/8s, 2014 (Netherlands)	75,000	69,000
Open Solutions, Inc. 144A sr. sub. notes
9 3/4s, 2015	15,000	12,225
Sanmina Corp. company guaranty sr.
unsec. sub. notes 6 3/4s, 2013	65,000	58,338
Sanmina Corp. sr. unsec. sub. notes
8 1/8s, 2016	100,000	90,000
Seagate Technology Hdd Holdings
company guaranty 6.8s, 2016
(Cayman Islands)	20,000	18,488
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	22,000	22,110
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	88,000	88,880
Travelport LLC company guaranty
9 7/8s, 2014	50,000	44,375
Tyco Electronics Group SA company
guaranty 6.55s, 2017 (Luxembourg)	65,000	65,632
Unisys Corp. sr. unsec. unsub. notes
12 1/2s, 2016	46,000	46,000
Xerox Corp. sr. notes 6.4s, 2016	60,000	59,892
		2,059,889

Transportation (0.1%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	10,000	8,600
American Airlines, Inc. pass-through
certificates er. 01-2, 7.858s, 2011	25,000	24,000
Continental Airlines, Inc. pass-through
certificates er. 97-4A, 6.9s, 2018	12,631	11,368
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	60,732	54,962

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Transportation continued
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	$91,642	$77,896
Southwest Airlines Co. pass-through
certificates .15s, 2022	29,480	27,929
Union Pacific Corp. sr. unsec. bond
5.7s, 2018	35,000	34,053
Union Pacific Corp. sr. unsub. notes
5 3/4s, 2017	45,000	44,262
United AirLines, Inc. pass-through
certificates 6.636s, 2022	38,913	32,127
		315,197

Utilities & Power (1.3%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	40,000	39,455
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017	15,000	14,700
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	61,000	63,364
American Water Capital Corp. sr. unsec.
bond 6.593s, 2037	25,000	23,069
American Water Capital Corp. sr. unsec.
bond 6.085s, 2017	30,000	28,776
Appalachian Power Co. sr. notes
5.8s, 2035	25,000	21,281
Arizona Public Services Co. notes
6 1/2s, 2012	50,000	50,421
Atmos Energy Corp. sr. unsub. notes
6.35s, 2017	55,000	54,342
Beaver Valley II Funding debs. 9s, 2017	59,000	63,551
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	85,000	81,813
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	140,000	140,235
CenterPoint Energy Houston Electric,
LLC general ref. mtge. Ser. M2, 5 3/4s, 2014	5,000	4,982
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	50,000	52,720
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	26,098
Colorado Interstate Gas Co. debs.
6.85s, 2037	10,000	9,480
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	15,000	15,071
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	70,000	63,199
Consolidated Natural Gas Co. sr. notes
5s, 2014	45,000	42,912
Dayton Power & Light Co. (The) 1st mtge.
5 1/8s, 2013	34,000	34,260
Dominion Resources, Inc. jr. sub. notes
FRN 6.3s, 2066	125,000	114,407
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	25,000	24,684
Dynegy Holdings, Inc. sr. unsec. notes
8 3/8s, 2016	45,000	43,650

43

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Utilities & Power continued
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	$40,000	$39,300
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	15,000	14,925
Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	20,000	19,850
Edison Mission Energy sr. unsec. notes
7.2s, 2019	35,000	32,638
Edison Mission Energy sr. unsec. notes
7s, 2017	25,000	23,375
El Paso Corp. sr. notes Ser. MTN,
7 3/4s, 2032	35,000	35,062
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	45,000	42,436
Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	65,000	59,313
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	430,000	441,223
Florida Power Corp. 1st mtge. 6.35s, 2037	50,000	50,776
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	25,000	25,769
Ipalco Enterprises, Inc. 144A sr. sec. notes
7 1/4s, 2016	35,000	34,475
ITC Holdings Corp. 144A notes
5 7/8s, 2016	50,000	48,557
ITC Holdings Corp. 144A sr. unsec. notes
6.05s, 2018	35,000	33,687
Kansas Gas & Electric bonds 5.647s, 2021	19,663	18,676
Kinder Morgan, Inc. notes 6s, 2017	35,000	34,536
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	25,000	24,594
MidAmerican Energy Holdings Co. bonds
6 1/8s, 2036	110,000	105,629
MidAmerican Energy Holdings Co.
sr. unsec. bond 6 1/2s, 2037	50,000	50,499
Mirant North America, LLC company
guaranty 7 3/8s, 2013	80,000	79,300
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	29,043
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	25,000	24,955
Northwestern Corp. sec. notes
5 7/8s, 2014	50,000	49,211
NRG Energy, Inc. company guaranty
7 3/8s, 2017	20,000	18,900
NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	127,069
Oncor Electric Delivery Co. debs. 7s, 2022	25,000	24,378
Oncor Electric Delivery Co. sec. notes
7 1/4s, 2033	45,000	44,324
Pacific Gas & Electric Co. sr. unsub.
5.8s, 2037	45,000	42,433
PacifiCorp Sinking Fund 1st mtge.
6 1/4s, 2037	30,000	29,667
PNM Resources, Inc. unsec. unsub. notes
9 1/4s, 2015	161,000	166,233

CORPORATE BONDS AND NOTES (10.9%)* continued

Principal amount		Value

Utilities & Power continued
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	$50,000	$49,092
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	56,175	57,470
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	30,000	28,161
PSEG Energy Holdings, Inc. sr. notes
8 1/2s, 2011	45,000	47,199
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009	45,000	46,195
Public Service Co. of New Mexico sr. notes
4.4s, 2008	25,000	24,974
Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	70,000	60,550
Sierra Pacific Power Co. general ref. mtge.
Ser. P, 6 3/4s, 2037	115,000	112,385
Sierra Pacific Resources sr. unsec. notes
8 5/8s, 2014	25,000	26,208
Southern California Edison Co. 1st mtge.
Ser. 06-E, .55s, 2037	45,000	42,057
Southern California Edison Co. notes
6.65s, 2029	55,000	56,477
Southern Natural Gas. Co. 144A notes
5.9s, 2017	25,000	24,283
Spectra Energy Capital, LLC sr. notes
8s, 2019	45,000	50,164
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	135,000	140,312
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015	5,000	5,032
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7 1/2s, 2017	10,000	10,536
TEPPCO Partners LP company guaranty
FRB 7s, 2067	35,000	30,325
Texas Competitive Electric Holdings Co.,
LLC company guaranty 10 1/4s, 2015	105,000	102,900
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	29,266
TransCanada Pipelines, Ltd. jr. sub. FRN
6.35s, 2067 (Canada)	30,000	25,904
TransCanada Pipelines, Ltd. sr. unsec.
6.2s, 2037 Canada)	50,000	45,833
TXU Corp. sr. notes Ser. P, 5.55s, 2014	90,000	70,459
West Penn Power Co. 1st mtge. 5.95s, 2017	75,000	74,566
Westar Energy, Inc. 1st mtge. 5.15s, 2017	5,000	4,680
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	31,691
Williams Partners LP/ Williams Partners
Finance Corp. sr. unsec. notes 7 1/4s, 2017	15,000	15,000
		3,995,022

Total corporate bonds and notes
(cost $36,234,768)		$34,080,351

44

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)*

Principal amount		Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
2.633s, 2036	$62,000	$35,960
FRB Ser. 06-HE3, Class A2C,
2.633s, 2036	75,000	58,870
Ace Securities Corp. 144A Ser. 03-MH1,
Class M2, 6 1/2s, 2030 (F)	30,403	26,677
Aegis Asset Backed Securities Trust 144A
Ser. 04-6N, Class Note, 4 3/4s, 2035	2,980	—
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 2.893s, 2029	122,652	83,440
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C,
2.971s, 2012	13,650	13,095
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 4.983s, 2036	54,000	2,743
Argent Securities, Inc. FRB Ser. 06-W4,
Class A2C, 2.643s, 2036	133,000	93,765
Asset Backed Funding Certificates FRB
Ser. 05-WMC1, Class M1, 2.923s, 2035	60,000	41,400
Asset Backed Funding Corp. NIM Trust
144A FRB Ser. 05-OPT1, Class B1,
4.983s, 2035	25,000	2,567
Asset Backed Securities Corp.
Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 2.673s, 2036	29,138	25,323
FRB Ser. 06-HE4, Class A5, 2.643s, 2036	98,000	73,500
FRB Ser. 06-HE7, Class A4, 2.623s, 2036	42,000	30,240
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	52,000	65,619
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	39,000	37,940
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 2.983s, 2039	257,345	218,743
FRB Ser. 04-D, Class A, 2.873s, 2044	55,188	38,079
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
3.833s, 2038	25,403	19,370
FRB Ser. 03-SSRA, Class A,
3.183s, 2038	25,403	21,148
FRB Ser. 04-SSRA, Class A1,
3.083s, 2039	33,846	25,977
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 3.073s, 2043	75,539	66,957
FRB Ser. 03-1, Class A1, 2.983s, 2042	66,868	55,996
FRB Ser. 05-3, Class A1, 2.933s, 2035	42,428	35,474
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	284,363	184,694
Ser. 00-A, Class A2, 7.575s, 2030	49,689	29,227
Ser. 99-B, Class A-5, 7.44s, 2020	186,563	117,534
Ser. 99-B, Class A3, 7.18s, 2015	189,172	113,541
Ser. 99-B, Class A2, 6.975s, 2012	6,523	3,926

ASSET-BACKED SECURITIES (3.2%)* continued

Principal amount		Value

Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 3.551s, 2010	$100,000	$99,936
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	95,969	7,937
Ser. 00-4, Class A6, 8.31s, 2032	461,248	388,025
Ser. 00-5, Class A7, 8.2s, 2032	123,000	95,596
Ser. 00-5, Class A6, 7.96s, 2032	318,795	252,326
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	60,807
Ser. 02-2, Class M1, 7.424s, 2033	32,000	27,709
Ser. 01-4, Class A4, 7.36s, 2033	224,533	210,971
Ser. 00-6, Class A5, 7.27s, 2031	66,009	60,081
Ser. 01-1, Class A5, 6.99s, 2032	765,877	707,579
Ser. 01-3, Class A4, 6.91s, 2033	84,463	79,421
Ser. 02-1, Class A, 6.681s, 2033	119,943	117,919
FRB Ser. 02-1, Class M1A, 4.521s, 2033	356,000	306,160
Countrywide Asset Backed Certificates
FRB Ser. 04-6, Class 2A5, 2.873s, 2034	51,684	40,831
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	100,000	86,429
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 3.023s, 2035	32,000	28,160
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
2.633s, 2036	97,000	82,181
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.813s, 2036	137,000	94,557
FRB Ser. 06-2, Class 2A3, 2.653s, 2036	230,000	175,950
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 3.333s, 2018	12,153	11,242
GEBL 144A
Ser. 04-2, Class D, 5.221s, 2032	69,513	35,451
Ser. 04-2, Class C, 3.321s, 2032 (F)	69,513	46,542
Granite Mortgages PLC FRB Ser. 03-3,
Class 1C, 4.268s, 2044 (United Kingdom)	50,482	43,055
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	84,545	53,137
Ser. 96-5, Class M1, 8.05s, 2027	33,057	27,675
Ser. 96-6, Class M1, 7.95s, 2027	173,000	151,098
Ser. 99-5, Class A5, 7.86s, 2030	442,660	376,703
Ser. 97-2, Class A7, 7.62s, 2028	10,792	11,230
Ser. 96-2, Class M1, 7.6s, 2026	98,000	76,367
Ser. 97-6, Class A9, 7.55s, 2029	30,652	28,766
Ser. 97-4, Class A7, 7.36s, 2029	55,016	52,766
Ser. 96-10, Class M1, 7.24s, 2028	63,000	57,015
Ser. 97-6, Class M1, 7.21s, 2029	73,000	53,370
Ser. 97-3, Class A5, 7.14s, 2028	14,474	14,772
Ser. 97-6, Class A8, 7.07s, 2029	10,508	10,455
Ser. 98-4, Class A7, 6.87s, 2030	19,673	19,574
Ser. 97-7, Class A8, 6.86s, 2029	35,320	33,487
Ser. 93-3, Class B, 6.85s, 2018	12,877	11,586
Ser. 99-3, Class A7, 6.74s, 2031	19,000	17,651
Ser. 99-3, Class A6, 6 1/2s, 2031	13,219	12,823

45

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* continued

Principal amount		Value

Green Tree Financial Corp.
Ser. 98-6, Class A7, 6.45s, 2030	$13,424	$13,596
Ser. 99-2, Class A7, 6.44s, 2030	71,974	61,329
Ser. 98-7, Class M1, 6.4s, 2030	20,000	13,024
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	594,611	505,419
Ser. 99-5, Class A4, 7.59s, 2028	74,913	73,415
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	56,727	56,664
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 2.633s, 2036	342,000	219,722
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 3.258s, 2036
(Cayman Islands)	99,200	54,560
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 2.813s, 2036	69,000	44,850
Hyundai Auto Receivables Trust
Ser. 04-A, Class D, 4.1s, 2011	2,425	2,415
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1, 6.63s, 2028	10,000	7,126
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	700,649	593,909
IFB Ser. 07-3, Class 4B, IO, 4.298s, 2037	259,118	20,404
FRB Ser. 07-6, Class 2A1, 2.693s, 2037	694,848	501,471
LNR CDO, Ltd. 144A FRB Ser. 03-1A,
Class EFL, 5.481s, 2036 (Cayman Islands) (F)	120,000	59,956
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 2.743s, 2036	66,000	32,781
FRB Ser. 06-1, Class 2A3, 2.673s, 2036	105,000	88,725
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	15,010	13,074
FRB Ser. 02-1A, Class A1, 3.182s, 2024	15,845	14,888
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	37,327	31,180
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	12,164	10,976
Ser. 04-B, Class C, 3.93s, 2012	6,134	5,564
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	62,336	53,609
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.643s, 2036	82,000	71,496
FRB Ser. 06-2, Class A2C, 2.633s, 2036	82,000	61,885
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	61,892	47,892
Ser. 95-B, Class B1, 7.55s, 2021	27,000	15,120
Ser. 00-D, Class A3, 6.99s, 2022	12,386	11,911
Ser. 98-A, Class M, 6.825s, 2028	31,000	23,148
Ser. 01-E, Class A4, 6.81s, 2031	118,478	93,124
Ser. 99-B, Class A3, 6.45s, 2017	39,219	33,002
Ser. 01-E, Class A, IO, 6s, 2009	124,976	2,624
Ser. 01-D, Class A3, 5.9s, 2022	86,268	62,975
Ser. 02-C, Class A1, 5.41s, 2032 (F)	175,435	147,570

ASSET-BACKED SECURITIES (3.2%)* continued

Principal amount		Value

Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	$60,592	$49,516
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.016s, 2018
(Ireland)	30,000	26,730
FRB Ser. 05-A, Class D, 4.216s, 2012
(Ireland)	32,000	25,600
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 4.983s, 2035	10,000	1,100
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	8,913	8,634
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
2.613s, 2036	128,000	102,400
Permanent Financing PLC
FRB Ser. 3, Class 3C, 3.846s, 2042
(United Kingdom)	60,000	59,439
FRB Ser. 4, Class 3C, 3.496s, 2042
(United Kingdom)	110,000	104,918
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.813s, 2011
(United Kingdom)	116,000	100,968
FRB Ser. 04-2A, Class C, 3.656s, 2011
(United Kingdom)	100,000	83,842
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2,
2.673s, 2036	110,724	95,522
FRB Ser. 07-RZ1, Class A2,
2.643s, 2037	114,000	83,802
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.233s, 2035	52,000	1,040
Ser. 04-NT, Class Note, 4 1/2s, 2034
(In default) †	4,095	246
Securitized Asset Backed Receivables,
LLC FRB Ser. 07-NC2, Class A2B,
2.623s, 2037	107,000	72,225
SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
2.693s, 2036	139,000	65,400
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
2.653s, 2036	66,000	51,150
FRB Ser. 06-3, Class A3, 2.643s, 2036	344,000	272,029
Soundview Home Equity Loan Trust
144A FRB Ser. 05-CTX1, Class B1,
4.983s, 2035	29,000	1,740
Structured Asset Investment Loan Trust
FRB Ser. 06-BNC2, Class A6, 2.743s, 2036	66,000	31,952
Structured Asset Receivables Trust 144A
FRB Ser. 05-1, 3.318s, 2015	243,404	226,594
TIAA Real Estate CDO, Ltd. 144A FRB
Ser. 02-1A, Class III, 7.6s, 2037	100,000	91,274
WFS Financial Owner Trust Ser. 05-1,
Class D, 4.09s, 2012	2,101	2,140

Total asset-backed securities (cost $12,157,416)		$10,196,810

46

Putnam VT Global Asset Allocation Fund

PURCHASED OPTIONS OUTSTANDING (1.2%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
Deutschbank for the
right to receive a fixed
rate of 5.385% versus
the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	$4,868,000	$269,492
Option on an interest
rate swap with
Deutschbank for the
right to pay a fixed rate
of 5.385% versus
the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	4,868,000	81,198
Option on an interest
rate swap with
Goldman Sachs
International for
the right to receive a
fixed rate of 5.355%
versus the three
month USD-LIBOR-
BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	410,951
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,480,000	209,964
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.325	4,669,000	243,582
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.325	4,669,000	82,641
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed
rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on April 8, 2019.	Apr-09/5.315	4,669,000	241,154

PURCHASED OPTIONS OUTSTANDING (1.2%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate of
5.315% versus the three
month USD-LIBOR-
BBA maturing on
April 8, 2019.	Apr-09/5.315	$4,669,000	$83,855
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed
rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,480,000	410,951
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate of
5.355% versus the three
month USD-LIBOR-
BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	209,964
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive
a fixed rate of 5.37%
versus the three
month USD-LIBOR-
BBA maturing
November 12, 2019.	Nov-09/5.37	7,480,000	416,112
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate of
5.37% versus the three
month USD-LIBOR-
BBA maturing
November 12, 2019.	Nov-09/5.37	7,480,000	206,672
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive
a fixed rate of 5.315%
versus the three
month USD-LIBOR-
BBA maturing
February 7, 2023.	Feb-13/5.315	9,514,000	531,928

47

Putnam VT Global Asset Allocation Fund

PURCHASED OPTIONS OUTSTANDING (1.2%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a
fixed rate of 5.315%
versus the three
month USD-LIBOR-
BBA maturing
February 7, 2023.	Feb-13/5.315	$9,514,000	$496,916

Total purchased options outstanding (cost $3,487,740)			$3,895,380

SENIOR LOANS (0.8%)* (c)

Principal amount			Value

Basic Materials (0.1%)
Aleris International, Inc. bank term
loan FRN Ser. B, 4.563s, 2013		$11,970	$10,339
Georgia-Pacific, LLC bank term loan
FRN Ser. B, 4.449s, 2013		17,908	16,884
Graphic Packaging Corp. bank term loan
FRN Ser. C, 5.587s, 2014		69,650	67,111
Huntsman International, LLC bank term
loan FRN Ser. B, 4.233s, 2012		260,000	240,608
Momentive Performance Materials, Inc.
bank term loan FRN 4 3/4s, 2013		17,763	16,218
NewPage Holding Corp. bank term
loan FRN 6.563s, 2014		17,910	17,762
			368,922

Capital Goods (0.1%)
Allied Waste Industries, Inc. bank term
loan FRN 6.82s, 2012		16,897	16,676
Allied Waste Industries, Inc. bank term
loan FRN 4.268s, 2012		28,103	27,736
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 2.1s, 2014		10,128	9,489
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B, 4.801s, 2014		197,097	184,655
Polypore, Inc. bank term loan FRN Ser. B,
4.74s, 2014		17,910	17,148
Sequa Corp. bank term loan FRN
6.025s, 2014		30,776	29,256
Transdigm, Inc. bank term loan FRN
4.801s, 2013		35,000	33,917
Wesco Aircraft Hardware Corp. bank
term loan FRN 5.06s, 2013		18,000	17,426
			336,303

Communication Services (0.2%)
Alltel Communications, Inc. bank term
loan FRN Ser. B2, 5.564s, 2015		129,673	128,733
Alltel Communications, Inc. bank term
loan FRN Ser. B3, 5.232s, 2015		135,000	134,021
Cricket Communications, Inc. bank term
loan FRN Ser. B, 6 1/2s, 2013		17,909	17,620

SENIOR LOANS (0.8%)* (c) continued

Principal amount		Value

Communication Services continued
Crown Castle International Corp. bank
term loan FRN 4.301s, 2014	$8,955	$8,516
Fairpoint Communications, Inc. bank
term loan FRN Ser. B, 5 3/4s, 2015	100,000	89,304
Intelsat Corp. bank term loan FRN
Ser. B2, 5.184s, 2011	5,984	5,673
Intelsat Corp. bank term loan FRN
Ser. B2-A, 5.184s, 2013	5,986	5,674
Intelsat Corp. bank term loan FRN
Ser. B2-C, 5.184s, 2013	5,984	5,673
Intelsat, Ltd. bank term loan FRN
5.688s, 2014 (Bermuda)	105,000	92,400
Level 3 Communications, Inc. bank
term loan FRN 4.893s, 2014	18,000	16,601
MetroPCS Wireless, Inc. bank term
loan FRN 4.989s, 2013	17,909	17,095
PAETEC Holding Corp. bank term loan
FRN Ser. B1, 4.983s, 2013	17,553	16,763
Time Warner Telecom, Inc. bank term
loan FRN Ser. B, 4.49s, 2013	17,909	17,126
West Corp. bank term loan FRN
5.092s, 2013	17,955	16,416
		571,615

Consumer Cyclicals (0.1%)
Allison Transmission bank term loan
FRN Ser. B, 5.333s, 2014	17,910	15,943
Aramark Corp. bank term loan
FRN 4.83s, 2014	1,075	1,014
Aramark Corp. bank term loan FRN
Ser. B, 4.676s, 2014	16,925	15,957
Dana Corp. bank term loan FRN
6 3/4s, 2015	17,910	16,328
Dex Media West, LLC/Dex Media Finance
Co. bank term loan FRN Ser. B, 6.814s, 2014	75,000	73,156
Goodman Global Holdings, Inc. bank term
loan FRN Ser. B, 7.502s, 2011	17,000	16,756
Goodyear Tire & Rubber Co. (The) bank
term loan FRN 4.54s, 2010	18,000	16,279
Harrah’s Operating Co., Inc. bank term
loan FRN Ser. B2, 5.919s, 2015	17,955	16,371
Lear Corp bank term loan FRN 5.133s, 2013	17,946	16,360
National Bedding Co. bank term loan
FRN 4.605s, 2011	7,980	6,384
Navistar Financial Corp. bank term loan
FRN 5.754s, 2012	4,800	4,530
Navistar International Corp. bank term
loan FRN 6.234s, 2012	13,200	12,458
Visteon Corp. bank term loan FRN Ser. B,
7.2s, 2013	225,000	180,352
Yankee Candle Co., Inc. bank term loan
FRN 4.805s, 2014	11,000	9,989
		401,877

48

Putnam VT Global Asset Allocation Fund

SENIOR LOANS (0.8%)* (c) continued

Principal amount		Value

Consumer Staples (0.1%)
Affinion Group, Inc. bank term loan
FRN Ser. B, 5.17s, 2013	$18,000	$17,340
Cablevision Systems Corp. bank term
loan FRN 4.225s, 2013	17,908	16,985
Charter Communications Operating,
LLC bank term loan FRN 8 1/2s, 2014	49,875	49,563
Charter Communications, Inc. bank term
loan FRN 4.9s, 2014	17,955	15,731
Cinemark USA, Inc. bank term loan FRN
4.482s, 2013	18,000	17,111
DirecTV Holdings, LLC bank term loan
FRN 5 1/4s, 2013	60,000	59,565
Idearc, Inc. bank term loan FRN Ser. B,
4.787s, 2014	17,955	14,314
Paxson Communications Corp. bank
term loan FRN Ser. B, 5.963s, 2012	30,000	24,000
Pinnacle Foods Holding Corp. bank term
loan FRN Ser. B, 5.37s, 2014	17,910	16,651
Spectrum Brands, Inc. bank term loan
FRN 2.309s, 2013	1,149	1,086
Spectrum Brands, Inc. bank term loan
FRN Ser. B1, 6.633s, 2013	16,806	15,937
Univision Communications, Inc. bank
term loan FRN Ser. B, 5.124s, 2014	18,000	14,756
VNU Group BV bank term loan FRN
Ser. B, 4.734s, 2013 (Netherlands)	17,954	16,714
		279,753

Financial (—%)
General Growth Properties, Inc. bank
term loan FRN Ser. A, 3.6s, 2010 (R)	20,000	17,871

Health Care (—%)
Health Management Associates, Inc.
bank term loan FRN 4.551s, 2014	17,105	15,873
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN 7.62s, 2014	1,151	1,088
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. B, 4.483s, 2014	12,471	11,796
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. DD, 4.483s, 2014	4,315	4,081
Sun Healthcare Group, Inc. bank term
loan FRN 2.596s, 2014	3,001	2,791
Sun Healthcare Group, Inc. bank term
loan FRN er. B, 4.789s, 2014	18,801	17,485
Sun Healthcare Group, Inc. bank term
loan FRN Ser. DD, 4.912s, 2014	1,854	1,724
		54,838

Technology (0.1%)
First Data Corp. bank term loan FRN
Ser. B1, 5.261s, 2014	17,910	16,417
First Data Corp. bank term loan FRN
Ser. B3, 5.552s, 2014	125,000	114,740

SENIOR LOANS (0.8%)* (c) continued

	Principal amount		Value

Technology continued
Freescale Semiconductor, Inc. bank term
loan FRN Ser. B, 4.209s, 2013		$11,939	$10,778
SunGard Data Systems, Inc. bank term
loan FRN 4.508s, 2014		17,955	16,974
Travelport bank term loan FRN Ser. B,
4.733s, 2013		7,191	6,448
Travelport bank term loan FRN Ser. DD,
4.733s, 2013		10,755	9,658
			175,015

Transportation (0.1%)
Ceva Group PLC bank term loan FRN
7.38s, 2015 (Netherlands)		465,000	334,800

Utilities & Power (—%)
Energy Future Holdings Corp. bank term
loan FRN Ser. B2, 6.235s, 2014		17,955	16,603
NRG Energy, Inc. bank term loan FRN
4.346s, 2014		5,686	5,405
NRG Energy, Inc. bank term loan FRN
4.301s, 2014		11,607	11,035
			33,043

Total senior loans (cost $2,577,049)			$2,574,037

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)* (cost $488,986)

	Principal amount		Value

Brazil (Federal Republic of ) notes
10s, 2012	BRL	85,300	$491,484

INVESTMENT COMPANIES (0.1%)*

		Shares	Value

Harris & Harris Group, Inc. †		9,005	$54,030
iShares MSCI EAFE Index Fund		1,300	89,310
iShares Russell 2000 Growth Index Fund		1,300	99,008
iShares Russell 2000 Value Index Fund		3,000	192,000

Total investment companies (cost $521,643)			$434,348

MUNICIPAL BONDS AND NOTES (—%)*

		Principal
	Rating**	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	$45,000	$41,257
Tobacco Settlement Fin. Auth. of
WVA Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3	100,000	89,334

Total municipal bonds and notes (cost $144,995)			$130,591

49

Putnam VT Global Asset Allocation Fund

CONVERTIBLE PREFERRED STOCKS (—%)* (cost $131,961)

		Shares		Value

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd.		140		$112,620

WARRANTS (—%)* † (cost $69,208)

	Expiration	Strike
	date	price	Warrants	Value

Air Arabia 144A
(issued by Merrill
Lynch International
& Co.) (United
Arab Emirates)	8/13/10	—	131,001	$65,265

SHORT-TERM INVESTMENTS (5.4%)*

Principal amount/shares				Value

Short-term investments held
as collateral for loaned securities
with yields ranging from 1.70%
to 3.75% and due dates ranging
from July 1, 2008 to
August 19, 2008 (d)		$6,740,209		$6,733,378
U.S. Treasury Bills for effective
yields ranging from 1.96% to
2.00% with a maturity date
of September 18, 2008 #		600,000		598,183
Putnam Prime Money Market Fund (e)		9,747,712		9,747,712

Total short-term investments (cost $17,079,273)				$17,079,273

Total investments (cost $498,118,086)				$502,098,148

Key to holding’s currency abbreviations

BRL	Brazilian Real	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD/$	United States Dollar

* Percentages indicated are based on net assets of $313,819,889.

** The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2008 was $91,843 or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Note 1).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On June 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

(R) Real Estate InvestmentTrust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

At June 30, 2008, liquid assets totaling $91,126,392 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and options contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008
(as a percentage of Portfolio Value):
United States	82.8%
Japan	3.1
United Kingdom	3.0
France	1.2
Australia	1.0
Italy	0.9
Belgium	0.9
Netherlands	0.8
Germany	0.7
Canada	0.6
Switzerland	0.5
Sweden	0.5
Austria	0.5
Other	3.5

Total	100.0%

50

Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08
(aggregate face value $55,286,926) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar $12,188,143		$11,698,850	7/16/08	$489,293
Brazilian Real	805,358	731,237	7/16/08	74,121
British Pound	10,489,298	10,304,990	9/17/08	184,308
Canadian Dollar	404,486	406,005	7/16/08	(1,519)
Czech Koruna	160,944	160,602	9/17/08	342
Danish Krone	359,760	352,712	9/17/08	7,048
Euro	4,103,228	4,061,924	9/17/08	41,304
Hungarian Forint	23,574	22,371	9/17/08	1,203
Japanese Yen	3,991,468	4,003,512	8/20/08	(12,044)
Malaysian Ringgit	175,191	177,106	1/8/09	(1,915)
Malaysian Ringgit	178,457	183,395	8/20/08	(4,938)
Mexican Peso	2,406,528	2,367,017	7/16/08	39,511
Norwegian Krone	15,255,251	15,151,868	9/17/08	103,383
Polish Zloty	189,519	183,742	9/17/08	5,777
Singapore Dollar	86,998	86,704	8/20/08	294
South African Rand	335,684	330,682	7/16/08	5,002
Swiss Franc	4,590,278	4,537,481	9/17/08	52,797
Taiwan Dollar	73,139	72,758	8/20/08	381
Turkish Lira	461,274	453,970	9/17/08	7,304

Total				$991,652

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08
(aggregate face value $90,853,296) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,070,109	$2,913,237	7/16/08	$(156,872)
British Pound	10,468,841	10,305,863	9/17/08	(162,978)
Canadian Dollar	11,752,607	11,767,578	7/16/08	14,971
Chilean Peso	118,807	132,865	7/17/08	14,058
Chinese Yuan	191,249	190,050	1/8/09	(1,199)
Euro	33,339,694	32,933,200	9/17/08	(406,494)
Hong Kong Dollar	606,800	607,602	8/20/08	802
Hungarian Forint	13,065	12,447	9/17/08	(618)
Japanese Yen	8,773,175	8,844,367	8/20/08	71,192
New Zealand Dollar 1,102,052		1,114,742	7/16/08	12,690
Norwegian Krone	2,015,308	2,000,460	9/17/08	(14,848)
Polish Zloty	164,626	160,651	9/17/08	(3,975)
Singapore Dollar	1,884,685	1,867,108	8/20/08	(17,577)
South Korean Won	906,523	907,762	8/20/08	1,239
Swedish Krona	10,035,204	10,010,803	9/17/08	(24,401)
Swiss Franc	6,211,247	6,076,490	9/17/08	(134,757)
Taiwan Dollar	883,909	879,158	8/20/08	(4,751)
Turkish Lira	132,087	128,913	9/17/08	(3,174)

Total				$(816,692)

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Amsterdam
Exchanges
Index (Short)	7	$939,491	Jul-08	$71,845
Australian
Government
Treasury Bond
3 yr (Long)	70	16,899,135	Sep-08	53,144
Australian
Government
Treasury Bond
10 yr (Long)	122	82,054,482	Sep-08	258,222
Canadian
Government
Bond 10 yr (Long)	3	346,383	Sep-08	(2,107)
Canadian
Government
Bond 10 yr (Short)	8	923,688	Sep-08	5,469
Dow Jones Euro
Stoxx 50 Index (Short)	370	19,695,699	Sep-08	1,271,781
Euro-Bobl 5 yr (Long)	6	999,558	Sep-08	(14,507)
Euro-Bund 10 yr (Long)	62	10,796,475	Sep-08	(75,635)
Euro-Bund 10 yr (Short)	67	11,667,158	Sep-08	205,566
Euro-CAC 40 Index (Short)	25	1,749,714	Jul-08	87,702
Euro-Dollar 90 day (Short)	8	1,929,400	Jun-09	14,391
Euro-Dollar 90 day (Short)	27	6,494,513	Sep-09	51,552
Euro-Dollar 90 day (Short)	43	10,313,013	Dec-09	91,384
Euro-Dollar 90 day (Short)	2	478,725	Mar-10	2,870
Euro-Schatz 2 yr (Long)	59	9,507,947	Sep-08	(60,877)
Euro-Schatz 2 yr (Short)	20	3,223,033	Sep-08	(5,019)
Hang Seng Index (Long)	106	15,036,232	Jul-08	(425,260)
IBEX 35 Index (Short)	1	188,264	Jul-08	12,851
Japanese Government
Bond 10 yr (Long)	7	8,943,124	Sep-08	68,354
Japanese Government
Bond 10 yr Mini (Short)	9	1,148,048	Sep-08	(8,269)
New Financial Times
Stock Exchange 100
Index (Long)	207	23,303,219	Sep-08	(708,678)
New Financial Times
Stock Exchange 100
Index (Short)	52	5,853,949	Sep-08	186,903
OMXS 30 Index (Short)	183	2,622,670	Jul-08	251,544
Russell 2000 Index
Mini (Long)	8	553,360	Sep-08	(30,776)
Russell 2000 Index
Mini (Short)	502	34,723,340	Sep-08	1,960,885
S&P 500 Index
E-Mini (Long)	642	41,120,100	Sep-08	(2,338,199)
S&P 500 Index
E-Mini (Short)	117	7,493,850	Sep-08	332,631
S&P Mid Cap 400 Index
E-Mini (Long)	63	5,173,560	Sep-08	(209,916)

51

Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

S&P Mid Cap 400
Index E-Mini (Short)	76	$6,241,120	Sep-08	$252,928
S&P/MIB Index (Short)	7	1,635,786	Sep-08	66,696
S&P/Toronto Stock
Exchange 60 Index
(Short)	10	1,702,772	Sep-08	36,991
SGX MSCI Singapore
Index (Short)	17	896,014	Jul-08	18,194
SPI 200 Index (Short)	35	4,355,759	Sep-08	151,668
Sterling Interest Rate
90 day (Long)	10	2,336,404	Dec-08	(25,317)
Sterling Interest Rate
90 day (Long)	47	10,989,296	Jun-09	(133,949)
Sterling Interest Rate
90 day (Long)	44	10,288,948	Sep-09	(117,285)
Sterling Interest Rate
90 day (Long)	10	2,337,276	Mar-09	(29,191)
Tokyo Price Index (Short)	109	13,555,603	Sep-08	857,696
U.K. Gilt 10 yr (Long)	4	832,281	Sep-08	(16,037)
U.K. Gilt 10 yr (Short)	13	2,704,912	Sep-08	51,371
U.S. Treasury Bond
20 yr (Long)	168	19,419,750	Sep-08	395,520
U.S. Treasury Note
2 yr (Short)	1,376	290,615,500	Sep-08	(281,060)
U.S. Treasury Note
5 yr (Short)	33	3,648,305	Sep-08	3,563
U.S. Treasury Note
10 yr (Long)	593	67,555,672	Sep-08	554,798

Total				$2,834,437

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $3,719,328) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.00%
versus the three month
USD-LIBOR-BBA maturing
on December 19, 2018.		$6,158,000	Dec-08/5	$210,296
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.00% versus the three
month USD-LIBOR-BBA
maturing on December 19, 2018.		6,158,000	Dec-08/5	117,187

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $3,719,328) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
4.735% versus the three
month USD-LIBOR-BBA
maturing on May 19, 2019.	$6,186,000	May-09/4.735	$251,770
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 4.735%
versus the three month
USD-LIBOR-BBA
maturing on May 19, 2019.	6,186,000	May-09/4.735	171,167
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA maturing
on February 18, 2020.	7,801,000	Feb-10/5.215	387,398
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.215% versus the three
month USD-LIBOR-BBA
maturing on
February 18, 2020.	7,801,000	Feb-10/5.215	283,722
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.22%
versus the three month
USD-LIBOR-BBA maturing
on February 24, 2020.	5,475,000	Feb-10/5.22	273,257
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.08%
versus the three month
USD-LIBOR-BBA maturing
on February 24, 2020.	5,475,000	Feb-10/5.08	243,419
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.08% versus the three
month USD-LIBOR-BBA
maturing on
February 24, 2020.	5,475,000	Feb-10/5.08	226,282
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.22% versus the three
month USD-LIBOR-BBA
maturing on
February 24, 2020.	5,475,000	Feb-10/5.22	199,454

52

Putnam VT Global Asset Allocation Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $3,719,328) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to pay a fixed rate of 5.51%
versus the three month
USD-LIBOR-BBA maturing
on May 14, 2022.	$1,966,000	May-12/5.51	$124,526
Option on an interest rate
swap with JPMorgan Chase
Bank, N.A. for the obligation
to receive a fixed rate of
5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,966,000	May-12/5.51	85,973
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.31% versus the three
month USD-LIBOR-BBA
maturing on August 29, 2018.	11,085,000	Aug-08/5.31	545,160
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.31% versus the
three month USD-LIBOR-
BBA maturing on
August 29, 2018.	11,085,000	Aug-08/5.31	27,491
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 4.935% versus the three
month USD-LIBOR-BB
maturing March 2, 2019.	3,554,000	Feb-09/4.935	118,916
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 4.935% versus the
three month USD-LIBOR-
BBA maturing March 2, 2019.	3,554,000	Feb-09/4.935	95,603

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $3,719,328) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.515% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	$983,000	May-12/5.515	$62,538
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.515% versus the
three month USD-LIBOR-
BBA maturing on May 14, 2022.	983,000	May-12/5.515	42,869
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to pay a fixed rate
of 5.52% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	393,000	May-12/5.52	25,034
Option on an interest rate
swap with Lehman Brothers
Special Financing, Inc. for the
obligation to receive a fixed
rate of 5.52% versus the
three month USD-LIBOR-
BBA maturing on May 14, 2022.	393,000	May-12/5.52	17,068

Total			$3,509,130

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08
(proceeds receivable $90,870,273) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, July 1, 2038	$10,000,000	7/14/08	$9,582,031
FNMA, 5 1/2s, July 1, 2038	81,000,000	7/14/08	79,810,318
FNMA, 6 1/2s, July 1, 2038	2,000,000	7/14/08	2,057,188

Total			$91,449,537

53

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,509,000		$—	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$247,658

	3,658,000		—	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(3,570)

	1,500,000		—	3/30/09	3.075%	3 month USD-LIBOR-BBA	(11,993)

	4,261,000		—	5/23/10	3 month USD-LIBOR-BBA	3.155%	(24,576)

	4,370,000		—	12/22/09	3.965%	3 month USD-LIBOR-BBA	(40,985)

	3,500,000		—	1/14/10	3 month USD-LIBOR-BBA	4.106%	84,895

	4,700,000		—	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(116,312)

	1,719,000		—	9/24/09	3 month USD-LIBOR-BBA	4.7375%	51,894

	940,000		—	6/17/15	4.555%	3 month USD-LIBOR-BBA	(5,402)

	340,000		—	6/23/15	4.466%	3 month USD-LIBOR-BBA	(31)

	140,000		—	6/23/15	4.45%	3 month USD-LIBOR-BBA	122

	170,000		—	6/24/15	4.39%	3 month USD-LIBOR-BBA	774

	2,300,000		—	10/21/15	4.943%	3 month USD-LIBOR-BBA	(73,427)

	204,000		—	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(9,545)

	600,000		—	9/1/15	3 month USD-LIBOR-BBA	4.53%	9,311

	1,375,000		—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(8,073)

Bear Stearns Bank plc
	2,800,000		—	4/24/12	5.027%	3 month USD-LIBOR-BBA	(103,041)

Citibank, N.A.
	190,000		—	4/7/14	5.377%	3 month USD-LIBOR-BBA	(11,029)

	2,220,000		—	7/27/09	5.504%	3 month USD-LIBOR-BBA	(95,025)

	4,768,000		—	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(98,795)

	5,577,000		—	11/9/09	4.387%	3 month USD-LIBOR-BBA	(94,592)

	5,731,000		—	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(210,991)

	140,000		—	11/9/17	3 month USD-LIBOR-BBA	5.07641%	5,087

	7,854,000		—	12/24/09	3 month USD-LIBOR-BBA	3.8675%	62,260

	1,478,000		—	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(3,822)

Credit Suisse First Boston International
	6,200,000		—	11/17/09	3.947%	3 month USD-LIBOR-BBA	(64,216)

	3,140,000		—	3/9/09	3 month USD-LIBOR-BBA	3.195%	30,349

	2,750,000		—	10/7/14	3 month USD-LIBOR-BBA	4.624%	43,503

Credit Suisse International
CHF	1,500,000		—	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(52,955)

CHF	6,590,000		—	3/15/10	2.59%	6 month CHF-LIBOR-BBA	84,277

CHF	6,590,000		—	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	75,138

CHF	1,500,000		—	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(55,117)

	$315,000		—	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(15,493)

	185,000		—	3/21/16	3 month USD-LIBOR-BBA	5.20497%	10,569

	570,000		—	10/16/17	3 month USD-LIBOR-BBA	5.297%	31,479

	303,000		—	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(15,274)

Deutsche Bank AG
EUR	870,000	(E)	—	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	17,963

EUR	11,780,000	(E)	—	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(249,714)

EUR	10,070,000	(E)	—	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	292,762

EUR	2,820,000	(E)	—	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(68,484)

GBP	3,361,000		—	6/26/10	6 month GBP-LIBOR-BBA	6.18%	(6,554)

	$1,300,000		—	10/16/17	3 month USD-LIBOR-BBA	5.297%	71,795

	890,000		—	11/7/17	3 month USD-LIBOR-BBA	5.056%	30,965

54

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$1,376,000		$—	3/11/38	5.029%	3 month USD-LIBOR-BBA	$(31,086)

EUR	7,490,000		—	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(245,057)

GBP	6,240,000		—	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(218,664)

GBP	1,520,000		—	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	141,049

	$7,947,000		—	4/3/18	3 month USD-LIBOR-BBA	4.19%	(268,629)

CHF	10,080,000		—	4/5/10	2.89%	6 month CHF-LIBOR-BBA	86,817

CHF	2,310,000		—	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(64,248)

	$1,094,000		—	4/8/10	3 month USD-LIBOR-BBA	2.64%	(15,554)

	1,385,000		—	4/23/18	4.43%	3 month USD-LIBOR-BBA	21,956

	707,000		—	5/19/18	4.525%	3 month USD-LIBOR-BBA	6,765

	2,088,000		—	5/30/28	5.014%	3 month USD-LIBOR-BBA	(27,191)

JPY	988,030,000		—	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(12,934)

JPY	217,370,000	(E)	—	5/7/18	2.205%	6 month JPY-LIBOR-BBA	3,855

	$1,105,000		—	9/29/08	5.085%	3 month USD-LIBOR-BBA	(20,051)

	368,000		—	9/29/16	3 month USD-LIBOR-BBA	5.1275%	18,905

	191,000		—	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(10,865)

	4,700,000		—	7/25/09	5.327%	3 month USD-LIBOR-BBA	(189,782)

	5,302,000		—	11/20/08	5.16%	3 month USD-LIBOR-BBA	(60,440)

	1,191,000		—	11/20/26	3 month USD-LIBOR-BBA	5.261%	54,140

	5,186,000		—	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(57,583)

	1,145,000		—	11/21/26	3 month USD-LIBOR-BBA	5.2075%	44,480

	937,000		—	12/20/16	3 month USD-LIBOR-BBA	5.074%	32,939

	1,130,000		—	1/8/12	3 month USD-LIBOR-BBA	4.98%	54,904

	6,500,000		—	10/1/12	3 month USD-LIBOR-BBA	4.909%	223,235

	170,000		—	11/9/17	3 month USD-LIBOR-BBA	5.071%	6,106

	560,000		—	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(31,313)

	195,000		—	5/3/16	5.565%	3 month USD-LIBOR-BBA	(14,067)

	1,167,000		—	9/14/14	4.906%	3 month USD-LIBOR-BBA	(47,106)

	570,000		—	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(26,288)

	4,241,200		—	9/19/09	3 month USD-LIBOR-BBA	4.763%	130,879

	7,918,200		—	9/21/09	3 month USD-LIBOR-BBA	4.60%	221,901

	2,205,200		—	9/21/17	5.149%	3 month USD-LIBOR-BBA	(114,203)

	440,000		—	11/9/17	3 month USD-LIBOR-BBA	5.08%	16,114

	12,293,000		—	1/16/18	5.790%	3 month USD-LIBOR-BBA	(1,336,237)

JPMorgan Chase Bank, N.A.
	6,134,000		—	5/16/18	4.53%	3 month USD-LIBOR-BBA	54,918

	4,000,000		—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(41,564)

	1,400,000		—	4/23/17	5.186%	3 month USD-LIBOR-BBA	(64,679)

	3,435,000		—	8/15/11	5.412%	3 month USD-LIBOR-BBA	(206,897)

	17,750,000		—	3/5/18	4.325%	3 month USD-LIBOR-BBA	248,339

	3,558,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	13,678

	3,491,000		—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(14,781)

	860,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(15,807)

	6,694,000		—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(152,250)

	19,113,000		—	3/15/10	3 month USD-LIBOR-BBA	2.5%	(171,562)

	34,240,000		—	3/22/10	3 month USD-LIBOR-BBA	2.23%	(503,326)

	16,987,000		—	3/20/13	3 month USD-LIBOR-BBA	3.13%	(660,878)

	26,144,000		—	3/25/10	3 month USD-LIBOR-BBA	2.325%	(337,974)

	13,216,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(169,187)

	8,000,000		—	1/17/16	4.946%	3 month USD-LIBOR-BBA	(356,029)

55

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$208,000	$—	9/18/16	5.291%	3 month USD-LIBOR-BBA	$(13,273)

4,245,000	—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(110,528)

1,295,000	—	9/28/08	5.096%	3 month USD-LIBOR-BBA	(23,941)

7,101,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	(40,209)

3,900,000	—	3/7/15	3 month USD-LIBOR-BBA	4.798%	132,747

3,600,000	—	6/27/17	3 month USD-LIBOR-BBA	5.712%	291,574

4,220,000	—	7/5/17	3 month USD-LIBOR-BBA	4.55%	43,895

1,650,000	—	10/10/13	5.054%	3 month USD-LIBOR-BBA	(67,054)

2,300,000	—	10/10/13	5.09%	3 month USD-LIBOR-BBA	(98,002)

5,288,000	—	11/20/08	5.165%	3 month USD-LIBOR-BBA	(60,908)

1,188,000	—	11/20/26	3 month USD-LIBOR-BBA	5.266%	54,735

800,000	—	7/25/17	3 month USD-LIBOR-BBA	5.652%	76,334

746,000	—	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(25,491)

4,688,000	—	1/31/17	3 month USD-LIBOR-BBA	5.415%	359,286

4,916,000	—	3/8/17	3 month USD-LIBOR-BBA	5.28%	313,759

432,000	—	9/28/16	3 month USD-LIBOR-BBA	5.1223%	22,155

5,200,000	—	8/7/12	3 month USD-LIBOR-BBA	5.194%	292,209

820,000	—	6/16/15	4.538%	3 month USD-LIBOR-BBA	(3,997)

200,000	—	6/24/15	4.387%	3 month USD-LIBOR-BBA	946

2,860,000	—	6/29/15	3 month USD-LIBOR-BBA	4.296%	(29,797)

574,000	—	8/2/15	3 month USD-LIBOR-BBA	4.6570%	14,331

10,100,000	—	8/13/12	3 month USD-LIBOR-BBA	5.2%	568,718

2,357,000	—	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(153,869)

716,000	—	8/29/17	5.263%	3 month USD-LIBOR-BBA	(45,217)

7,918,200	—	9/21/09	3 month USD-LIBOR-BBA	4.6125%	223,353

2,205,200	—	9/21/17	5.15%	3 month USD-LIBOR-BBA	(114,364)

865,000	—	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(50,502)

4,194,000	—	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(96,684)

540,000	—	11/7/17	3 month USD-LIBOR-BBA	5.05771%	18,859

5,577,000	—	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(95,458)

5,731,000	—	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(214,087)

5,842,000	—	12/11/17	3 month USD-LIBOR-BBA	4.65%	8,530

1,478,000	—	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(8,485)

7,200,000	—	8/4/08	3 month USD-LIBOR-BBA	5.40%	144,423

4,000,000	—	8/4/16	3 month USD-LIBOR-BBA	5.5195%	334,107

1,400,000	—	9/2/15	3 month USD-LIBOR-BBA	4.4505%	14,514

2,100,000	—	10/21/15	4.916%	3 month USD-LIBOR-BBA	(63,404)

4,292,000	—	1/18/18	4.27625%	3 month USD-LIBOR-BBA	66,558

925,000	—	1/24/18	4.135%	3 month USD-LIBOR-BBA	25,810

1,233,000	—	1/24/18	4.175%	3 month USD-LIBOR-BBA	30,366

1,233,000	—	1/24/18	4.1625%	3 month USD-LIBOR-BBA	31,629

11,302,000	—	1/31/18	3 month USD-LIBOR-BBA	4.25%	(211,765)

9,700,000	—	2/4/10	3 month USD-LIBOR-BBA	2.835%	(13,241)

1,500,000	—	2/4/18	3 month USD-LIBOR-BBA	4.2625%	(26,574)

800,000	—	4/17/09	5.12%	3 month USD-LIBOR-BBA	(16,837)

200,000	—	4/17/17	3 month USD-LIBOR-BBA	5.266%	10,617

Lehman Brothers Special Financing, Inc.
4,690,000	28,209	2/26/18	4.65%	3 month USD-LIBOR-BBA	(32,762)

27,400,000	—	4/8/13	3.435%	3 month USD-LIBOR-BBA	899,668

24,600,000	—	4/8/13	3 month USD-LIBOR-BBA	3.435%	(807,731)

56

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
	$2,900,000		$—	5/9/13	3 month USD-LIBOR-BBA	3.875%	$ (41,987)

	11,710,000	(E)	—	7/2/18	5.19%	3 month USD-LIBOR-BBA	—

EUR	8,120,000	(E)	—	7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	—

	$24,000,000		—	6/9/13	4.2075%	3 month USD-LIBOR-BBA	22,911

EUR	3,080,000	(E)	—	6/11/38	4.52%	6 month EUR-EURIBOR-Reuters	136,304

	$4,620,000	(E)	—	6/11/38	3 month USD-LIBOR-BBA	5.54%	89,720

EUR	1,960,000	(E)	—	6/12/38	4.7625%	6 month EUR-EURIBOR-Reuters	29,633

	$2,940,000	(E)	—	6/12/38	3 month USD-LIBOR-BBA	5.4175%	29,547

EUR	3,582,000	(E)	—	6/12/18	4.7225%	6 month EUR-EURIBOR-Reuters	42,423

	$5,315,000	(E)	—	6/12/18	3 month USD-LIBOR-BBA	5.1575%	(9,301)

	24,000,000		—	6/24/13	3 month USD-LIBOR-BBA	4.41375%	173,602

	2,000,000		—	6/26/13	3 month USD-LIBOR-BBA	4.465%	18,840

	8,494,000		—	3/20/13	3 month USD-LIBOR-BBA	3.215%	(297,515)

	22,430,000		—	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(279,079)

	22,430,000		—	3/26/10	3 month USD-LIBOR-BBA	2.395%	(260,638)

	1,455,000	(E)	—	3/26/38	5.05%	3 month USD-LIBOR-BBA	26,976

	2,910,000	(E)	—	3/22/38	5.29%	3 month USD-LIBOR-BBA	(87)

	8,506,000		—	3/20/13	3 month USD-LIBOR-BBA	3.06%	(358,029)

EUR	1,940,000	(E)	—	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(8,066)

	$21,100,000		—	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(730,402)

	7,100,000		—	3/25/38	4.583%	3 month USD-LIBOR-BBA	349,931

GBP	4,990,000		—	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(207,302)

GBP	1,410,000		—	3/20/18	4.99%	6 month GBP-LIBOR-BBA	147,828

EUR	1,260,000	(E)	—	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	10,220

	$6,663,000		—	4/3/18	4.087%	3 month USD-LIBOR-BBA	280,941

EUR	11,830,000	(E)	—	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(320,082)

EUR	10,070,000	(E)	—	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	399,019

EUR	2,810,000	(E)	—	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(112,186)

	$4,760,000		—	5/30/10	3 month USD-LIBOR-BBA	3.4275%	(3,587)

	1,186,000		—	4/16/18	3 month USD-LIBOR-BBA	4.405%	(20,401)

	1,366,000		—	4/19/38	4.8425%	3 month USD-LIBOR-BBA	22,258

	1,140,000		—	4/21/38	4.945%	3 month USD-LIBOR-BBA	606

	1,305,000	(E)	—	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(4,476)

	5,700,000		—	5/29/12	5.28%	3 month USD-LIBOR-BBA	(256,439)

	9,514,000		—	5/18/18	4.2375%	3 month USD-LIBOR-BBA	306,234

EUR	3,582,000	(E)	—	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	(5,867)

	$5,315,000	(E)	—	6/3/18	5.28%	3 month USD-LIBOR-BBA	(14,138)

	20,172,000		—	6/3/10	3 month USD-LIBOR-BBA	3.41%	(27,892)

	3,098,000		—	6/3/38	5.0975%	3 month USD-LIBOR-BBA	(65,863)

	1,100,000		—	8/24/12	5.085%	3 month USD-LIBOR-BBA	(56,202)

	2,301,405		—	8/29/09	5.005%	3 month USD-LIBOR-BBA	(81,049)

	3,868,000		—	8/29/09	5.001%	3 month USD-LIBOR-BBA	(136,400)

	521,000		—	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(34,103)

	599,280		—	8/29/12	5.075%	3 month USD-LIBOR-BBA	(30,320)

	4,710,000		—	12/28/16	5.084%	3 month USD-LIBOR-BBA	(165,949)

	143,130		—	8/29/17	3 month USD-LIBOR-BBA	5.32%	9,678

	10,375,000		—	8/3/08	3 month USD-LIBOR-BBA	5.425%	209,376

	7,663,000		—	8/3/11	5.445%	3 month USD-LIBOR-BBA	(474,129)

	8,408,000		—	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(731,014)

	6,250,000		—	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(420,254)

57

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
	$6,530,000		$—	9/29/13	5.0555%	3 month USD-LIBOR-BBA	$(315,604)

	2,123,000		—	10/23/08	3 month USD-LIBOR-BBA	5.26%	24,731

	853,000		—	10/23/16	3 month USD-LIBOR-BBA	5.3275%	48,388

	2,123,000		—	10/23/08	5.255%	3 month USD-LIBOR-BBA	(24,668)

	853,000		—	10/23/16	5.325%	3 month USD-LIBOR-BBA	(48,239)

	7,400,000		—	11/29/08	3 month USD-LIBOR-BBA	5.045%	80,699

	2,610,000		—	11/29/16	3 month USD-LIBOR-BBA	5.02%	86,569

	660,000		—	11/29/26	3 month USD-LIBOR-BBA	5.135%	19,589

	5,953,000		—	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(157,367)

	4,500,000		—	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(118,837)

	1,458,000		—	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(66,504)

	2,827,500		—	9/19/09	3 month USD-LIBOR-BBA	4.755%	86,907

	7,918,200		—	9/24/09	3 month USD-LIBOR-BBA	4.695%	234,103

	2,205,200		—	9/24/17	5.285%	3 month USD-LIBOR-BBA	(137,756)

	4,768,000		—	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(96,057)

	300,000		—	11/7/17	3 month USD-LIBOR-BBA	5.05521%	10,419

	5,577,000		—	11/9/09	4.403%	3 month USD-LIBOR-BBA	(95,892)

	5,731,000		—	11/9/17	5.067%	3 month USD-LIBOR-BBA	(204,100)

	770,000		—	11/9/17	3 month USD-LIBOR-BBA	5.068%	27,477

	1,588,000		—	12/11/17	3 month USD-LIBOR-BBA	4.839%	25,429

	7,854,000		—	12/24/09	3 month USD-LIBOR-BBA	3.84625%	59,793

	15,907,000		—	2/8/10	2.728%	3 month USD-LIBOR-BBA	58,696

	11,512,000		—	2/7/18	4.217%	3 month USD-LIBOR-BBA	249,971

	6,294,000		—	2/21/18	4.599%	3 month USD-LIBOR-BBA	(55,753)

	900,000		—	2/4/38	3 month USD-LIBOR-BBA	4.806%	(9,915)

EUR	970,000	(E)	—	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(18,546)

	$22,430,000		—	3/26/10	3 month USD-LIBOR-BBA	2.325%	(291,024)

EUR	7,490,000		—	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(223,068)

	$1,890,000	(E)	—	3/29/38	5.31%	3 month USD-LIBOR-BBA	(3,081)

Merrill Lynch Capital Services, Inc.
	4,768,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(96,605)

	1,260,000		—	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(39,083)

Morgan Stanley Capital Services, Inc.
GBP	2,350,000		—	3/28/18	5.065%	6 month GBP-LIBOR-BBA	218,910

GBP	9,760,000		—	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(356,430)

	$251,000		—	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(15,796)

	818,000		—	2/20/17	5.192%	3 month USD-LIBOR-BBA	(47,736)

Total							$(6,875,614)

(E) See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$1,600,000 (2)(F)	7/2/08	(Banc of America	The spread	$123,414
		Securities AAA	return of Banc
		10 yr Index	of America
		multiplied by	Securities- CMBS
		the modified	AAA 10 year Index
duration factor
minus 150 bp)

58

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$11,927,514		1/15/09	3 month USD-	Russell 2000	$(20,102)
				LIBOR-BBA minus	Total Return
				110 bp	Index

Credit Suisse International
	3,974,000 (2)	(F)	8/1/08	(Beginning	The spread	144,312
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 450 bp)

Goldman Sachs International
	178,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(2,475)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	5,000,000	(2)(F)	7/2/08	(Banc	The spread	206,970
				of America	return of Banc
				Securities AAA	of America
				10 year Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

	1,880,000	(1)(F)	11/2/08	20 bp plus	The spread	(49,861)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

EUR	6,168,000	(F)	3/26/09	(2.27%)	Eurostat	76,749
Eurozone HICP
excluding tobacco

EUR	3,040,000		4/30/13	2.375%	French Consumer	(105,138)
Price Index
excluding tobacco

EUR	3,040,000	(F)	4/30/13	(2.41%)	Eurostat	144,588
Eurozone HICP
excluding tobacco

EUR	3,040,000		5/6/13	2.34%	French Consumer	(110,598)
Price Index
excluding tobacco

EUR	3,040,000		5/6/13	(2.385%)	Eurostat	122,759
Eurozone HICP
excluding tobacco

GBP	1,824,000		5/9/13	3.10%	GBP Non-revised	(122,301)
Retail Price
Index

JPMorgan Chase Bank, N.A.
	$834,750	(1)(F)	8/1/08	Change in spread	The spread	(85,862)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

59

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$4,076,286		4/15/09	(3 month USD-	A basket	$(903,503)
			LIBOR-BBA plus	of common stocks
25 bp)

4,085,165		4/15/09	(3 month USD-	A basket	1,104,572
			LIBOR-BBA minus	of common stocks
40 bp)

3,416,387		9/24/08	3 month USD-	Russell 2000	168,389
			LIBOR-BBA	Total Return
Index

Lehman Brothers Special Financing, Inc.
3,084,000		7/2/10	(3.4075%)	USA Non Revised	—
Consumer Price
Index- Urban
(CPI-U)

2,383,000	(2)(F)	8/1/08	(Beginning	The spread	(141,112)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

2,085,000	(2)	9/1/08	(Beginning	The spread	(116,687)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

1,791,000	(1)	7/1/08	Lehman Brothers	The spread	(36,857)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 75 bp

3,600,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(354,240)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

3,250,000	(2)(F)	7/2/08	(Beginning	The spread	310,810
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

1,990,000	(2)	7/1/08	(Beginning	The spread	(88,579)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

60

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$1,435,000	(1)(F)	8/1/08	Lehman Brothers	The spread	$(13,856)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

1,435,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(13,139)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

3,666,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(47,313)
			SD CMBS AAA 8.5+	return of Lehman
			Index multiplied	Brothers SD CMBS
			by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
757,092		10/28/08	3 month USD-	Russell 2000	20,182
			LIBOR-BBA minus	Total Return
			105 bp	Index

Morgan Stanley Capital Services, Inc.
3,722,000	(1)(F)	8/1/08	Beginning	The spread	(39,217)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$171,905

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$—	$10,000		12/20/08	550 bp	$(300)

BSKYB Finance UK Plc, 5
3/4%, 10/20/17	—	545,000		2/20/09	(50 bp)	(334)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	95,000		9/20/13	269 bp	(297)

Visteon Corp., 7%,
3/10/14	(25,234)	$95,000		9/20/13	(500 bp)	7,143

DJ CDX NA HY Series 10	5,250	200,000		6/20/13	500 bp	(6,278)

DJ ABX NA CMBX BBB Index	250	364,000	(F)	10/12/52	(134 bp)	104,159

DJ ABX NA HE AAA Index	25,755	221,851	(F)	7/25/45	18 bp	7,592

DJ CDX NA HY Series 9
Index	(2,939)	495,000		12/20/12	375 bp	(46,308)

61

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A. continued
Financial Security
Assurance Inc.	$—	$20,000	(F)	12/20/12	95 bp	$(3,775)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—	95,000		3/20/12	(95 bp)	(1,037)

Nalco, Co.
7.75%,11/15/11	—	10,000		9/20/12	350 bp	(183)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	—	25,000		3/20/16	(100 bp)	535

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	—	10,000		12/20/08	725 bp	(214)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—	10,000		12/20/08	800 bp	(178)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—	10,000		12/20/08	825 bp	(165)

Arrow Electronic Inc.,
6 7/8%, 6/1/18	—	30,000		3/20/13	(43 bp)	505

Conagra Foods Inc., 7%,
10/1/28	—	176,000		9/20/10	(27 bp)	$343

DJ ABX NA HE AAA Index	44,075	414,122		7/25/45	18 bp	9,837

Freescale
Semiconductor, 8 7/8%,
12/15/14	—	30,000		9/20/12	495 bp	(3,388)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—	60,000		9/20/14	(105 bp)	(881)

Motorola, Inc., 6.5%,
9/1/25	—	45,000		3/20/13	(79 bp)	3,653

Rexam PLC, 4 3/8%,
3/15/13	—	125,000		6/20/13	(145 bp)	363

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	—	75,000		6/20/13	585 bp	(2,753)

Sara Lee Corp., 6 1/8%,
11/1/32	—	50,000		9/20/11	(43 bp)	(64)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	—	EUR 190,000		3/20/13	815 bp	(1,216)

Yum! Brands Inc.,
8 7/8%, 4/15/11	—	$50,000		3/20/13	(65 bp)	836

Credit Suisse International
DJ ABX NA HE AAA Index	52,470	345,102		7/25/45	18 bp	24,164

DJ CMB NA CMBX AA Index	(12,518)	56,000	(F)	10/12/52	(25 bp)	(3,232)

DJ CMB NA CMBX AAA Index	266,646	1,602,000	(F)	12/13/49	8 bp	135,412

DJ CMB NA CMBX AAA Index	553,859	3,535,500	(F)	2/17/51	35 bp	315,729

DJ CMB NA CMBX AAA Index	(28,263)	340,000	(F)	12/13/49	(8 bp)	(411)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	20,000		6/20/17	297 bp	(2,192)

Echostar DBS Corp.,
6 5/8%, 10/1/14	—	35,000		6/20/13	(225 bp)	1,122

KB Home, 5 3/4%, 2/1/14	—	235,000		9/20/11	(425 bp)	(476)

Sprint Capital Corp,
8 3/8%, 3/15/12	—	155,000		6/20/12	(59 bp)	12,578

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	9,043	150,000	(F)	2/17/51	35 bp	(1,060)

DJ ABX NA HE AAA Index	20,609	199,173		7/25/45	18 bp	3,692

Unity Media GmBh,
8 3/4%, 2/15/15	—	EUR 125,000		6/20/13	460 bp	(4,891)

62

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Deutsche Bank AG continued
Smurfit Kappa Funding,
10 1/8%, 10/1/12	$—	EUR	85,000		6/20/09	135 bp	$16

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	—	EUR	125,000		9/20/13	477 bp	(3,303)

DJ CDX NA IG Series 9
Index 30-100% tranche	—		$1,240,000	(F)	12/20/12	(27.2 bp)	12,074

DJ CDX NA IG Series 9
Index 30-100% tranche	—		2,370,000	(F)	12/20/12	(65 bp)	(14,160)

DJ iTraxx Europe Series
8 Version 1	(22,062)	EUR	230,000		12/20/12	(375 bp)	(6,602)

DJ iTraxx Europe Series
9 Version 1	44,402	EUR	650,000		6/20/13	(650 bp)	(6,377)

France Telecom, 7.25%,
1/28/13	—		$90,000		6/20/16	70 bp	(2,561)

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	45,000		6/20/09	400 bp	499

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	160,000		6/20/09	400 bp	1,773

iStar Financial, Inc.,
6%, 12/15/10	5,063		$75,000		3/20/09	500 bp	2,706

Korea Monetary STAB
Bond, 5%, 2/14/09	—		620,000	(F)	2/23/09	105 bp	1,071

Korea Monetary STAB
Bond, 5.15%, 2/12/10	—		620,000	(F)	2/19/10	115 bp	2,474

Malaysian Government,
6.844%, 10/1/09	—		765,000		10/1/09	90 bp	5,099

Nalco, Co. 7.75%,
11/15/11	—		10,000		12/20/12	363 bp	(187)

Republic of China, zero
coupon, 12/5/08	—		1,033,000	(F)	12/12/08	115 bp	3,615

Universal Corp., 5.2%,
10/15/13	—		115,000		3/20/15	(95 bp)	(1,219)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—		414,000		(a)	2.461%	(60,691)

DJ CDX NA IG Series 10
Index	(35,034)		1,400,000		6/20/13	155 bp	(25,257)

DJ CDX NA IG Series 10
Index	(172,501)		9,000,000		6/20/13	155 bp	(109,648)

CSC Holdings, Inc.,
7 5/8%, 7/15/18	—		65,000		9/20/13	495 bp	(216)

DJ CDX NA HY Series 10	185,000		4,000,000		6/20/13	500 bp	(45,569)

DJ ABX HE A Index	65,670		98,000		1/25/38	369 bp	(22,749)

DJ ABX HE AAA Index	23,032		98,000	(F)	1/25/38	76 bp	(29,993)

DJ CDX NA CMBX AAA Index	4,023		110,000		3/15/49	7 bp	(3,764)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		3,580,000		12/20/10	429 bp	128,704

DJ CDX NA HY Series 9
Index 25-35% tranche	—		198,000		12/20/10	108.65 bp	(8,027)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		1,240,000		12/20/10	249 bp	(8,716)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		430,000		12/20/10	305 bp	2,727

63

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Goldman Sachs International continued
DJ CDX NA HY Series 9
Index 25-35% tranche	$—	$4,150,000			12/20/10	435 bp	$155,165

DJ CDX NA IG Series 10
Index	6,795		354,000		6/20/18	(150 bp)	2,293

DJ CDX NA IG Series 10
Index	(38,534)		2,999,000		6/20/13	155 bp	(17,591)

DJ CDX NA IG Series 10
Index	108,746		4,731,000		6/20/18	(150 bp)	48,575

DJ CDX NA IG Series 10
Index	(94,213)		4,790,000		6/20/13	155 bp	(60,761)

DJ CDX NA IG Series 10
Index 30-100% tranche	—		7,870,000		6/20/13	(44.25 bp)	27,499

DJ CDX NA IG Series 8
Index	52,444		3,745,000		6/20/18	(150 bp)	4,813

General Motors Corp.,
7 1/8%, 7/15/13	—		10,000		9/20/08	620 bp	(98)

General Motors Corp.,
7 1/8%, 7/15/13	—		35,000		9/20/08	620 bp	(345)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—		95,000		9/20/17	(67.8 bp)	9,805

Lighthouse
International Co, SA,
8%, 4/30/14	—	EUR	110,000		3/20/13	680 bp	(7,416)

Merrill Lynch & Co.,
5%, 1/15/15	—		$95,000		9/20/17	(59.8 bp)	9,258

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	110,000		3/20/13	597 bp	9,066

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	—	EUR	110,000		3/20/13	795 bp	11,084

DJ CDX NA HY Series 9
Index 25-35% tranche	—	$2,370,000			12/20/10	388.75 bp	62,421

DJ CDX NA HY Series 9
Index 25-35% tranche	—		203,000		12/20/10	105.5 bp	(8,381)

DJ CDX NA IG Series 9
Index	—		160,000	(F)	12/20/12	(13.55 bp)	2,466

DJ CMB NA CMBX AAA Index	40,454		339,000	(F)	2/17/51	35 bp	17,621

DJ CMB NA CMBX AAA Index	131,926		1,054,000	(F)	12/13/49	8 bp	45,583

DJ CMB NA CMBX AAA Index	36,690		336,000	(F)	2/17/51	35 bp	14,060

DJ iTraxx Europe
Crossover Series 8
Version 1	(58,792)	EUR	440,000		12/20/12	(375 bp)	(29,216)

Glencore Funding LLC,
6%, 4/15/14	—		$480,000		6/20/14	(148 bp)	14,385

iStar Financial, Inc.,
6%, 12/15/10	4,900		70,000	(F)	3/20/09	500 bp	2,873

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—		165,000		6/20/18	(135 bp)	10,198

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	—		60,000		6/20/13	595 bp	(1,687)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	—		5,000	(F)	3/20/13	685 bp	(269)

64

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	$—	$95,000		9/20/17	(77 bp)	$1,846

Community Health
Systems, 8 7/8%, 7/15/15	—	25,000		12/20/12	360 bp	(889)

Computer Sciences Corp,
5%, 2/15/13	—	435,000		3/20/18	(132 bp)	(17,332)

DJ ABX HE A Index	65,670	98,000		1/25/38	369 bp	(22,667)

DJ ABX HE A Index	68,110	98,000		1/25/38	369 bp	(20,227)

DJ ABX HE AAA Index	23,032	98,000	(F)	1/25/38	76 bp	(29,993)

DJ ABX HE AAA Index	27,440	98,000	(F)	1/25/38	76 bp	(25,585)

DJ CDX NA CMBX AA Index	(2,662)	84,000	(F)	3/15/49	(15 bp)	17,234

DJ CDX NA HY Series 8
Index 35-60% tranche	—	3,227,000		6/20/12	104 bp	(241,796)

DJ CDX NA HY Series 10
Index	692,125	15,820,000		6/20/13	500 bp	(219,775)

DJ CDX NA HY Series 10
Index	(202,125)	4,620,000		6/20/13	(500 bp)	64,182

DJ CDX NA IG Series 10
Index	(591,007)	28,400,000		6/20/13	155 bp	(392,672)

DJ CDX NA IG Series 10
Index	562,080	27,010,000		6/20/13	(155 bp)	373,453

DJ iTraxx Europe Series
9 Version 1	(25,729)	EUR 185,000		6/20/13	650 bp	(11,276)

DJ ABX HE PEN AAA Index	9,124	$130,337	(F)	5/25/46	11 bp	(9,903)

DJ ABX HE PEN AAA Index	9,353	131,268	(F)	5/25/46	11 bp	(9,810)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	—	155,000		9/20/13	820 bp	175

DJ CDX NA HY Series 9
Index 25-35% tranche	—	800,000		12/20/10	104.5 bp	(33,225)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	800,000		12/20/10	90 bp	(35,996)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	1,240,000		12/20/10	266 bp	(3,679)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	2,480,000		12/20/10	295 bp	9,824

DJ CDX NA IG Series 10
Index	52,404	2,800,000		6/20/18	(150 bp)	16,793

DJ CDX NA IG Series 10
Index	20,968	1,386,000		6/20/18	(150 bp)	3,341

DJ CDX NA IG Series 10
Index 30-100% tranche	—	2,814,350	(F)	6/20/13	(42 bp)	10,601

DJ CDX NA IG Series 9
Index	(48,798)	1,053,500		12/20/17	(80 bp)	(6,820)

DJ CMB NA CMBX AAA Index	147,870	1,250,000	(F)	2/17/51	35 bp	63,677

DJ LCDX NA Series 9
Index, 30-100% tranche	—	400,000	(F)	12/20/12	96 bp	2,335

Domtar Corp., 7 1/8%,
8/15/15	—	20,000		12/20/11	(250 bp)	215

FirstEnergy Corp.,
7 3/8%, 11/15/31	—	430,000		12/20/11	(79 bp)	(388)

GMAC, LLC, 6 7/8%,
8/28/12	8,913	155,000		3/20/09	500 bp	(968)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	—	95,000		9/20/17	(58 bp)	5,266

65

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	$—	$10,000	(F)	3/20/13	645 bp	$(671)

Macy’s Retail Holdings,
Inc., 6 5/8%, 4/1/11	—	665,000		6/20/11	(195 bp)	1,426

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	95,000		9/20/17	(60.5 bp)	7,837

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	95,000		9/20/12	48 bp	(5,459)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	—	12,000		9/20/12	395 bp	(172)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	—	25,000		9/20/08	500 bp	(324)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	20,000		6/20/17	295 bp	(2,214)

KinderMorgan, 6 1/2%,
9/1/12	—	25,000		9/20/12	(128 bp)	235

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	165,000		6/20/18	(130 bp)	10,732

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	102,141	1,435,000	(F)	3/15/49	7 bp	2,346

Bundesrepublic of
Deutschland, 6%, 6/20/16	—	534,000		6/20/18	8 bp	(349)

Republic of Austria, 5
1/4%, 1/4/11	—	534,000		6/20/18	(17 bp)	(1,377)

DJ CDX NA IG Series 10
Index	24,898	1,278,000		6/20/18	(150 bp)	8,644

DJ CDX NA IG Series 10
Index	128,220	7,830,000		6/20/18	(150 bp)	28,635

DJ CDX NA IG Series 10
Index 30-100% tranche	—	2,307,000	(F)	6/20/13	(52 bp)	(1,799)

DJ CDX NA IG Series 10
Index 30-100% tranche	—	1,090,000	(F)	6/20/13	(38.6 bp)	5,790

DJ CMB NA CMBX AA Index	(16,199)	71,000	(F)	10/12/52	(25 bp)	(4,425)

DJ CMB NA CMBX AAA Index	121,489	1,119,500	(F)	2/17/51	35 bp	46,086

DJ CMB NA CMBX AAA Index	55,641	455,000	(F)	2/17/51	35 bp	24,995

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	20,000		6/20/12	225 bp	(1,320)

Nalco, Co. 7.75%,
11/15/11	—	10,000		9/20/12	330 bp	(257)

Nalco, Co. 7.75%,
11/15/11	—	15,000		3/20/13	460 bp	212

Universal Corp., 5.2%,
10/15/13	—	345,000		3/20/13	(89 bp)	(2,881)

Total						$282,781

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

66

Putnam VT Global Asset Allocation Fund

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$169,053,026	$2,834,437
Level 2	328,720,138	(6,615,034)
Level 3	4,324,984	—

Total	$502,098,148	$(3,780,597)

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of June 30, 2008:

		Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$24	$—
Accrued discounts/premiums	—	—
Realized gain/loss	(130,975)	—
Change in net unrealized
appreciation (depreciation)	119,567	—
Net purchases/sales	16,320	—
Net transfers in and/or
out of Level 3	4,320,048	—

Balance as of June 30, 2008	$4,324,984	$—

Other finnacial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
67

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Putnam VT
Global Asset
Allocation
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$492,350,436
Affiliated issuers (Note 5)	9,747,712
Cash	204,902
Foreign currency, at value (Note 1)	65,789
Dividends, interest, and other receivables	1,616,832
Receivable for shares of the fund sold	247
Receivable for securities sold	1,646,793
Receivable for sales of delayed delivery securities (Note 1)	91,053,898
Receivable for open forward currency contracts (Note 1)	1,177,687
Receivable for closed forward currency contracts (Note 1)	360,605
Unrealized appreciation on swap contracts (Note 1)	14,412,843
Receivable for open swap contracts (Note 1)	184,444
Receivable for closed swap contracts (Note 1)	43,313
Premiums paid on swap contracts (Note 1)	1,376,610
Receivable for variation margin (Note 1)	828,973
Foreign tax reclaim	100,034

Total assets	615,171,118

Liabilities
Payable for securities purchased	2,233,175
Payable for purchases of delayed delivery securities (Note 1)	170,429,966
Payable for shares of the fund repurchased	336,409
Payable for compensation of Manager (Notes 2 and 5)	486,939
Payable for investor servicing fees (Note 2)	8,261
Payable for custodian fees (Note 2)	39,332
Payable for Trustee compensation and expenses (Note 2)	113,936
Payable for administrative services (Note 2)	1,540
Payable for distribution fees (Note 2)	18,386
Payable for auditing fees	56,956
Payable for open forward currency contracts (Note 1)	1,002,727
Payable for closed forward currency contracts (Note 1)	195,489
TBA sale commitments, at value (Note 1)	91,449,537
Unrealized depreciation on swap contracts (Note 1)	20,833,771
Payable for closed swap contracts (Note 1)	1,146
Premiums received on swap contracts (Note 1)	3,834,789
Written options outstanding, at value (Notes 1 and 3)	3,509,130
Collateral on securities loaned, at value (Note 1)	6,733,378
Other accrued expenses	66,362

Total liabilities	301,351,229

Net assets	$313,819,889

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$308,491,328
Undistributed net investment income (loss) (Note 1)	1,433,142
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	3,693,543
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	201,876

Total — Representing net assets applicable to capital
shares outstanding	$313,819,889

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
68

PUTNAM VARIABLETRUST

Statement of Assets and Liabilities (Continued)

June 30, 2008 (Unaudited)
Putnam VT
Global Asset
Allocation
Fund

Computation of net asset value Class IA
Net Assets	$226,389,107
Number of shares outstanding	14,836,650
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$15.26
Computation of net asset value Class IB
Net Assets	$87,430,782
Number of shares outstanding	5,705,920
Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$15.32

Cost of investments, (Note 1):
Unaffiliated issuers	$488,370,374
Affiliated issuers (Note 5)	9,747,712
Value of securities on loan (Note 1)	6,463,782
Cost of foreign currency (Note 1)	66,321
Proceeds receivable on TBA sale commitments (Note 1)	90,870,273
Premiums received on written options (Notes 1 and 3)	3,719,328

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
69

PUTNAM VARIABLETRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Putnam VT
Global Asset
Allocation
Fund

Investment income
Dividends	$3,154,652
Interest- unaffiliated issuers	4,288,465
Interest- affiliated issuers (Note 5)	371,954
Securities lending	107,648
Less: foreign taxes withheld	(188,142)

Total investment income	7,734,577

Expenses
Compensation of Manager (Note 2)	1,161,862
Investor servicing fees (Note 2)	50,168
Custodian fees (Note 2)	51,501
Trustee compensation and expenses (Note 2)	17,923
Administrative services (Note 2)	14,525
Distribution fees-class IB (Note 2)	113,121
Auditing	78,127
Legal	17,937
Other	72,133
Fees waived and reimbursed by Manager (Notes 2 and 5)	(175,828)

Total expenses	1,401,469

Expense reduction (Note 2)	(15,903)

Net expenses	1,385,566

Net investment income (loss)	6,349,011

Net realized gain (loss) on investments (Notes 1 and 3)	9,780,715
Net realized gain (loss) on futures contracts (Note 1)	(3,801,421)
Net realized gain (loss) on swap contracts (Note 1)	9,084,932
Net realized gain (loss) on written options (Notes 1 and 3)	(343,521)
Net realized gain (loss) on foreign currency transactions (Note 1)	(1,642,707)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	134,712
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(41,230,436)

Net gain (loss) on investments	(28,017,726)

Net increase (decrease) in net assets resulting
from operations	$(21,668,715)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
70

PUTNAM VARIABLETRUST

Statement of Changes in Net Assets

	Putnam VT
	Global Asset Allocation Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$6,349,011	$9,429,232
Net realized gain (loss) on investments and
foreign currency transactions	13,077,998	22,240,092
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(41,095,724)	(19,167,961)

Net increase (decrease) in net assets
resulting from operations	(21,668,715)	12,501,363

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(8,912,558)	(2,160,149)
Class IB	(3,115,087)	(466,643)
Increase (decrease) from capital share
transactions (Note 4)	(12,930,709)	(49,564,899)

Total increase (decrease) in net assets	(46,627,069)	(39,690,328)

Net assets:
Beginning of period	360,446,958	400,137,286

End of period	$313,819,889	$360,446,958

Undistributed net investment income (loss),
end of period	$1,433,142	$7,111,776

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
71

PUTNAM VARIABLETRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

			Net						Total			Ratio of net
	Net asset		realized and	Total	From	From		Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized		value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT Global Asset Allocation Fund (Class IA)
June 30, 2008†	$16.90	.31(i)	(1.35)	(1.04)	(.60)	—	(.60)	$15.26	(6.17)*	$226,389	.39*(i)	1.94*(i)	71.97*(f)
December 31, 2007	16.50	.42(i)	.10	.52	(.12)	—	(.12)	16.90	3.16	264,820	.77(i)	2.49(i)	106.99(f)
December 31, 2006	15.03	.33(i)	1.59	1.92	(.45)	—	(.45)	16.50	13.04	311,512	.82(i)	2.15(i)	76.62(f)
December 31, 2005	14.22	.30(i,k)	.71	1.01	(.20)	—	(.20)	15.03	7.20	330,872	.90(i)	2.06(i,k)	144.67(f)
December 31, 2004	13.43	.24(i)	.98	1.22	(.43)	—	(.43)	14.22	9.26	371,882	.93(i)	1.76(i)	156.86
December 31, 2003	11.51	.23	2.19	2.42	(.50)	—	(.50)	13.43	22.04	417,713.95		1.92	155.21

Putnam VT Global Asset Allocation Fund (Class IB)
June 30, 2008†	$16.94	.29(i)	(1.35)	(1.06)	(.56)	—	(.56)	$15.32	(6.28)*	$87,431	.51*(i)	1.82*(i)	71.97*(f)
December 31, 2007	16.54	.38(i)	.11	.49	(.09)	—	(.09)	16.94	2.94	95,626	1.02(i)	2.23(i)	106.99(f)
December 31, 2006	15.06	.29(i)	1.61	1.90	(.42)	—	(.42)	16.54	12.86	88,626	1.07(i)	1.87(i)	76.62(f)
December 31, 2005	14.25	.26(i,k)	.72	.98	(.17)	—	(.17)	15.06	6.97	66,485	1.15(i)	1.80(i,k)	144.67(f)
December 31, 2004	13.45	.20(i)	1.00	1.20	(.40)	—	(.40)	14.25	9.11	47,886	1.18(i)	1.51(i)	156.86
December 31, 2003	11.51	.20	2.21	2.41	(.47)	—	(.47)	13.45	21.90	32,588	1.20	1.63	155.21

† Unaudited.

* Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(f) Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.05%

December 31, 2007	0.08

December 31, 2006	0.10

December 31, 2005	0.01

December 31, 2004	0.01

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.02% of average net assets for class IA and IB shares for the period ended December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
72	73

PUTNAM VARIABLETRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1

SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Global Asset Allocation Fund (the “fund”) is one of a series of funds comprising Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks a high level of long-term total return consistent with preservation of capital by maintaining a managed asset allocation portfolio spread across domestic and international stock, bond and cash investments. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will

74

depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2008, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than

75

anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

76

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counter-party defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

K) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter-party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may

77

default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

L) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $6,499,333. Certain of these securities

78

were sold prior to period end and are included in the Receivable for securities sold on the Statement of assets and liabilities. The fund received cash collateral of $6,733,378 which is pooled with collateral of other Putnam funds into 67 issues of short-term investments.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $8,822,514 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$2,614,017	December 31, 2010
6,208,497	December 31, 2011

The aggregate identified cost on a tax basis is $499,496,485, resulting in gross unrealized appreciation and depreciation of $34,244,400 and $31,642,737, respectively, or net unrealized appreciation of $2,601,663.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 83.1% of the fund is owned by accounts of one group of insurance companies.

NOTE 2

MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses.

Putnam Management has further agreed to waive fees and reimburse expenses of the fund for the period from January 1, 2007 through June 30, 2008 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of a custom group of

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competitive funds selected by Lipper Inc. based on the size of the fund. The expense reimbursement is based on a comparison of the fund’s total expenses with the average operating expenses of the funds in this Lipper custom peer group for their respective 2006, excluding 12b-1 fees and after adjustment for certain expense offset and brokerage/service arrangements that reduced expenses of the fund.

For the period ended June 30, 2008, the fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived $169,530 of its management fee from the fund.

Effective May 15, 2008, Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Effective June 30, 2008, the Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $50,168 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the six months ended June 30, 2008, the fund’s expenses were reduced by $10,586 under the expense offset arrangements and by $5,317 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $343, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Bene-fits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation

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and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Put-nam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3

PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $238,428,394 and $229,991,582, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the period ended June 30, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$56,382,000	$1,556,148

Options opened	56,982,563	2,952,456
Options exercised	—	—
Options expired	(479)	(225,810)
Options closed	(15,212,084)	(563,466)

Written options outstanding at end of period	$98,152,000	$3,719,328

NOTE 4

CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Global Asset Allocation Fund Class IA
Shares sold	92,691	$1,479,609	301,629	$5,129,889
Shares issued in connection with reinvestment of distributions	584,047	8,912,558	129,739	2,160,149

	676,738	10,392,167	431,368	7,290,038
Shares repurchased	(1,512,160)	(24,113,866)	(3,636,607)	(61,778,121)

Net decrease	(835,422)	$(13,721,699)	(3,205,239)	$(54,488,083)

Putnam VT Global Asset Allocation Fund Class IB
Shares sold	500,467	$7,978,642	1,147,201	$19,572,764
Shares issued in connection with reinvestment of distributions	203,202	3,115,087	27,909	466,643

	703,669	11,093,729	1,175,110	20,039,407
Shares repurchased	(644,197)	(10,302,739)	(887,005)	(15,116,223)

Net increase	59,472	$790,990	288,105	$4,923,184

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NOTE 5

INVESTMENT IN PUTNAM PRIME MONEY MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $6,298 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $371,954 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $135,202,153 and $149,916,222, respectively.

NOTE 6

SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7

REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Put-nam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 8

NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

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PUTNAM VARIABLE TRUST

Shareholder Meeting Results
(Unaudited)

May 22, 2008 meeting

A proposal to approve investments in commodities was approved as follows:

Votes	Votes
for	against	Abstentions	Broker non-votes

19,362,244	711,524	425,203	—

All tabulations are rounded to the nearest whole number.

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PUTNAM VARIABLE TRUST
Brokerage Commissions
June 30, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in its group for the 12 months ended June 30, 2008.

GLOBAL ASSET ALLOCATION GROUP

Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Citigroup Global Markets, Merrill Lynch, UBS Warburg, Deutsche Bank Securities, and Morgan Stanley and Company. Commissions paid to these firms together represented approximately 44% of the total brokerage commissions paid for the 12 months ended June 30, 2008.

Commissions paid to the next 10 firms together represented approximately 39% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) ABN AMRO, Bear Stearns & Company, Cantor Fitzgerald, Credit Suisse First Boston, Goldman Sachs & Company, JPMorgan Clearing, Lehman Brothers, Macquaire Securities, RBC Capital Markets, and Weeden & Company.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

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Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager
Putnam Investments Limited
57-59 St James's Street
London, England SW1A 1LD

Investment Sub-Advisor
The Putnam Advisory Company, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252143 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008